                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11419
                                                              File No. 811-04997

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

         Pre-Effective Amendment No. ___                             /  /

         Post-Effective Amendment No. 35                             /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

         Amendment No. 35
                        (Check appropriate box or boxes)

                          DELAWARE GROUP EQUITY FUNDS V
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 30, 2006

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
-----------
     X      on March 30, 2006 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

--------       This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 35 to Registration File No. 033-11419 includes the following:

          1. Facing Page

          2. Contents Page

          3. Part A - Prospectuses

          4. Part B - Statement of Additional Information

          5. Part C - Other Information

          6. Signatures

          7. Exhibits

VALUE-EQUITY                                         [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE DIVIDEND INCOME FUND
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                              page        2
Delaware Dividend Income Fund                                         2

How we manage the Fund                                    page        5
Our investment strategies                                             5
The securities we typically invest in                                 6
The risks of investing in the Fund                                    8
Disclosure of portfolio holdings information                          9

Who manages the Fund                                      page        10
Investment manager                                                    10
Portfolio managers                                                    10
Who's who?                                                            12

About your account                                        page        14
Investing in the Fund                                                 14
   Choosing a share class                                             14
   Dealer compensation                                                17
How to reduce your sales charge                                       18
How to buy shares                                                     22
Fair valuation                                                        23
Retirement plans                                                      23
Document delivery                                                     23
How to redeem shares                                                  24
Account minimums                                                      25
Special services                                                      26
Frequent trading of Fund shares                                       27
Dividends, distributions and taxes                                    28
Certain management considerations                                     29

Financial highlights                                      page        31

Glossary                                                  page        35

Profile: Delaware Dividend Income Fund

What are the Fund's goals?
Delaware  Dividend  Income  Fund seeks to  provide  high  current  income and an investment  that has the potential for capital  appreciation.  Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in income generating securities (debt and equity), which may include  equity  securities  of  large,  well-established  companies,  and  debt securities  including  high-yield,  high-risk corporate bonds,  investment-grade fixed-income securities and U.S. government securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock and bond  prices,  which  could be  caused by a drop in the stock  market, economic recession or poor performance from particular  companies or sectors, or increases in interest rates.

The Fund may  invest up to 45% of its net  assets  in  high-yield,  higher  risk corporate bonds, commonly known as junk bonds.  High-yield bonds are rated below investment grade and are subject to greater risk that the issuing company may be unable to make payments on interest and  principal,  particularly  under adverse economic conditions.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking growth potential combined with regular income.
o    Investors  seeking  supplemental  quarterly  income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking an investment primarily in fixed-income securities.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Dividend Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past nine calendar  years, as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and lifetime periods,  as applicable.
Prior to  October  1, 2003,  the Fund had not  engaged  in a broad  distribution effort of its shares and had been subject to limited  redemption  requests.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps that were in effect during these periods and which may have been lower than the Fund's  current  expenses.  The returns  would be lower  without the expense caps.  Please see the footnotes on page 4 for additional  information  about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------ ----- ----- ----- ----- -------- ------- ----------- -----------
 1997   1998  1999 2000   2001    2002   2003      2004        2005
------ ----- ----- ----- ----- -------- ------- ----------- -----------
34.28% 2.13% 4.73% 8.50% 2.02%   0.37%  24.36%    10.43%      2.66%
------ ----- ----- ----- ----- -------- ------- ----------- -----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.21% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -9.47% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
                                                                                          1 year      5 years      Lifetime**
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class A return before taxes                                                              (3.24)%          6.36%           9.21%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class A return after taxes on distributions                                                (4.67)%        4.89%           6.77%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class A return after taxes on distributions
  and sale of Fund shares                                                                  (2.03)%        4.56%           6.48%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class B return before taxes*                                                               (2.03)%          N/A           7.05%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class C return before taxes*                                                                 0.91%          N/A           8.16%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
Class R return before taxes                                                                  2.35%          N/A           8.63%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------
S&P 500 Index (reflects no deduction for
  fees, expenses or taxes)                                                                   4.91%        0.54%           7.63%
--------------------------------------------------------------------------------------- ----------- ------------ ---------------

The Fund's  returns above are compared to the  performance of the S&P 500 Index.
You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B would be 1.89% and 8.16% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, the  returns  for Class C would be 1.89% and  8.16%  for the  one-year  and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Class A shares of the Fund was December
     2, 1996.  The inception date for the Class B, Class C and Class R shares of the Fund was October 1, 2003.  The S&P 500 Index returns are for the Fund's
     Class A lifetime. The S&P 500 Index reports returns on a monthly basis. The
     Index  returns for Class A lifetime  reflect the return from  December  31,
     1996 through  December 31, 2005.  The Index return for Class B, Class C and
     Class R  lifetime  was  12.56%.  The Index  return for Class B, Class C and
     Class R lifetime  reflect the return from October 31, 2003 through December
     31, 2005.

                                       3

What are the Fund's fees and expenses?

---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------
Sales charges are fees paid        CLASS                                                       A           B        C           R
directly from your investments     --------------------------------------------------- ---------- ----------- -------- -----------
when you buy or sell shares of     Maximum sales charge (load) imposed on purchases       5.75%        none     none        none
the Fund.  You do not pay sales    as a percentage of offering price
charges when you buy or sell       --------------------------------------------------- ---------- ----------- -------- -----------
Class R shares.                    Maximum contingent deferred sales charge (load)         none(1)    4.00%(2) 1.00%(3)     none
                                   as a percentage of original purchase price or
                                   redemption price, whichever is lower
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Maximum sales charge (load) imposed on reinvested       none        none     none        none
                                   dividends
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Redemption fees                                         none        none     none        none
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Exchange fees                                           none        none     none        none
---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------

---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
Annual fund operating expenses     Management fees                                        0.65%       0.65%    0.65%       0.65%
are deducted from the Fund's       -------------------------------------------------- ---------- ----------- -------- ------------
assets.                            Distribution and service (12b-1) fees                  0.30%(4)    1.00%    1.00%       0.60%(4)
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Other expenses                                         0.32%       0.32%    0.32%       0.32%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Total operating expenses                               1.27%       1.97%    1.97%       1.57%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Fee Waivers & Payments (5)                            (0.27%)     (0.22%)  (0.22%)     (0.32%)
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Net expenses                                           1.00%       1.75%    1.75%       1.25%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------

---------------------------------- ----------- ---------- ---------- ------------------ ----------- ---------------- -------------
This example is intended to help   CLASS(6)            A       B(7)               B(7)           C                  C             R
you compare the cost of                                                  (if redeemed)                  (if redeemed)
investing in the Fund to the       ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
cost of investing in other         1 year           $671       $178               $578        $178               $278          $127
mutual funds with similar          ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
investment objectives. We show     3 years          $929       $597               $872        $597               $597          $464
the cumulative amount of Fund      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
expenses on a hypothetical         5 years        $1,207     $1,042             $1,267      $1,042             $1,042          $825
investment of $10,000 with an      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
annual 5% return over the time     10 years       $1,998     $2,097             $2,097      $2,278             $2,278        $1,840
shown.(6)                          -------------------------------------------------------------------------------------------------
This example reflects the net
operating expenses with expense
waivers for the one-year
contractual period and the total
operating expenses without
waivers for years two through
10.  This is an example only,
and does not represent future
expenses, which may be greater
or less than those shown here.
---------------------------------- -------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The Fund's Distributor has contracted to limit the Class A shares and Class
     R shares  12b-1  fees  through  March 31,  2007 to no more than  0.25% and
     0.50%, respectively, of average daily net assets.

(5)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in a combination of income generating equity and debt securities  including,  but  not  limited  to,  dividend-paying  common  stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities,  non-convertible debt securities,  high-yield, high-risk securities, investment-grade fixed-income securities, U.S. government securities and foreign equity and fixed-income securities.

Under  normal  circumstances,  at least 50% of the Fund's  total  assets will be invested in income generating equity securities. In making investments in income generating  equity  securities,  the Fund may invest an unlimited portion of its total assets in convertible  securities without regard to credit quality.  While debt securities may comprise up to 50% of the Fund's total assets,  no more than
45% of the Fund's total assets will be invested in  high-yield,  high-risk  debt securities.  No more than 25% of the Fund's total assets will be invested in any one industry sector nor, as to 75% of the Fund's total assets, will more than 5%
be invested in  securities  of any one issuer.  The Fund may invest up to 20% of its total  assets in  foreign  equity  and debt  securities.  The Fund will not, however,  invest  more than 5% of its  total  assets in  securities  of  issuers principally located or principally operating in markets of emerging countries.

Within the  percentage  guidelines  noted above,  the manager will determine the proportion  of the Fund's  assets that will be  allocated  to income  generating equity  securities and equity  equivalents and to debt securities,  based on its analysis of economic and market  conditions and its assessment of the income and potential for  appreciation  that can be achieved from investments in such asset classes.  It is expected that the proportion of the Fund's total assets invested in income generating  equity  securities and equity  equivalent  securities will vary from 50% to 100% of the Fund's total assets.  The  proportion of the Fund's total assets in debt securities will  correspondingly vary from 0% to 50% of the
Fund's total assets.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Generally,  the Fund  invests  between  50% and  100% of its  assets  in  income generating  equity  securities.  Equity securities offer investors the potential for capital appreciation,  and may pay dividends as well. In addition, up to 50%
of the Fund's assets may be invested in debt  securities,  of which no more than
45% can include high-yield bonds. Debt securities  generally offer the potential for greater income payments than equity securities, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           The Fund may invest without
represent shares of ownership in a       limit in common stocks, one
corporation. Stockholders participate    category of income generating
in the corporation's profits and         equity securities.
losses proportionate to the number of
shares they own.
---------------------------------------- ----------------------------------
Convertible securities:  Usually         The Fund may invest without
preferred stocks or corporate bonds      limit in convertible securities,
that can be exchanged for a set number   another category of income
of shares of common stock at a           generating equity securities.
predetermined price.  These securities   These securities may be of any
typically offer higher appreciation      credit quality,  including those
potential than nonconvertible bonds      rated below investment grade by
and greater income potential than        a nationally recognized
nonconvertible preferred stocks.         statistical ratings organization
                                         (NRSRO) or those that are
                                         unrated but deemed equivalent to
                                         non-investment grade.
---------------------------------------- ----------------------------------
Real Estate Investment Trusts            The Fund may invest without
(REITs):  A company, usually traded      limit in REITs, another category
publicly, that manages a portfolio of    of income generating equity
real estate to earn profits for          securities.
shareholders.  REITs are generally
classified as equity REITs, mortgage
REITs or a combination of equity and
mortgage REITs.  Equity REITs invest
the majority of their assets directly
in real property, derive income
primarily from the collection of rents
and can realize capital gains by
selling properties that have
appreciated in value.  Mortgage REITs
invest the majority of their assets in
real estate mortgages and derive
income from the collection of interest
payments.  By investing in REITs
indirectly through a fund, a
shareholder bears a proportionate
share of the expenses of the fund and
indirectly shares similar expenses of
the REITs.
---------------------------------------- ----------------------------------
High-yield corporate bonds (junk         The Fund may invest up to 45% of
bonds):  Securities that are rated       net assets in high-yield
lower than investment grade by an        corporate bonds, typically those
NRSRO or, if unrated, that we believe    rated BBB or lower by an NRSRO.
are of comparable quality.  These
securities are considered to be of
poor standing and predominately
speculative.
---------------------------------------- ----------------------------------
Foreign securities:  Securities of       The Fund may invest up to 20% of
issuers organized, having a majority     net assets in foreign equity and
of their assets or deriving a majority   debt securities.
of their operating income in foreign
countries. Investments in foreign
securities include investments in
American Depositary Receipts (ADRs),
which are securities of foreign
entities issued through a U.S. bank
representing the bank's holdings of a
stated number of shares of a foreign
corporation. An ADR entitles the
holder to all dividends and capital
gains earned by the underlying foreign
shares. ADRs are generally denominated
in U.S. dollars and are bought and
sold on a U.S. stock exchange in the
same manner as U.S. securities.
---------------------------------------- ----------------------------------

                                       6

Investment company securities: In some   The Fund may invest up to 10% of
cases, the Fund will purchase shares     total assets in investment
of investment companies to gain          company securities if they are
exposure to certain market sectors or    believed to offer good
indexes.  Such investment companies      investment opportunities.
may include exchange-traded funds
(ETFs).  We generally intend to invest
in ETFs that seek to track the
performance of specific industry
sectors or broad market indexes by
investing primarily in securities that
comprise the index or sector. Such
investment companies may be open-end
or closed-end, registered or
unregistered investment companies.
These investments involve an indirect
payment by a Fund's shareholders of a
portion of the expenses of the other
investment companies, including their
advisory fees.
---------------------------------------- ----------------------------------
Repurchase agreements:  An agreement     Typically, the Fund uses
between a buyer of securities, such as   repurchase agreements as a
the Fund, and a seller of securities,    short-term investment for its
in which the seller agrees to buy the    cash position. In order to enter
securities back within a specified       into these repurchase
time at the same price the buyer paid    agreements, the Fund must have
for them, plus an amount equal to an     collateral of at least 102% of
agreed upon interest rate. Repurchase    the repurchase price.  The Fund
agreements are often viewed as           will only enter into repurchase
equivalent to cash.                      agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Fund may invest in privately
placed securities whose resale is        placed securities including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's 15% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Credit default swap agreements: In a     We may enter into credit default
credit default swap, a fund may          swaps in order to hedge against
transfer the financial risk of a         a credit event, to enhance total
credit event occurring (a bond           return or to gain exposure to
default, bankruptcy, restructuring,      certain securities or markets.
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a fund may assume
the financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from
another party. Credit default swaps
may be considered to be illiquid.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Fund may invest up to 15% of
do not have a ready market, and cannot   its net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- ----------------------------------

The Fund may  also  invest  in other  securities,  including  warrants,  rights, preferred stocks,  investment-grade  fixed-income securities and U.S. government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

                                       7

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single  security.  A high rate of  portfolio  turnover  may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We invest in several different
majority of the securities in a          asset classes including both
certain market -- like the stock or      equity and fixed income, which
bond market -- will decline in value     tend to increase and decrease in
because of factors such as economic      value in different economic and
conditions, future expectations or       investment conditions.  We also
investor confidence.                     maintain a long-term investment
                                         approach and focus on securities
                                         that we believe can perform well
                                         over an extended period of time
                                         regardless of interim market
                                         fluctuations.
---------------------------------------- ----------------------------------
Industry and security risk: Industry     We limit the amount of the
risk is the risk that the value of       Fund's assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security.  We also
expectations for the performance of      follow a rigorous selection
that industry. Securities risk is the    process when choosing securities
risk that the value of an individual     for the portfolio.
stock or bond will decline because of
changing expectations for the
performance of the individual company
issuing the stock or bond.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We do not try to increase return
securities will decrease in value if     by predicting and aggressively
interest rates rise. The risk is         capitalizing on interest rate
greater for bonds with longer            moves. We monitor economic
maturities than for those with shorter   conditions and make adjustments
maturities.                              as necessary to guard against
                                         undue risk from interest rate
                                         changes.
---------------------------------------- ----------------------------------
Credit risk is the possibility that a    We carefully evaluate the
bond's issuer (or an entity that         financial situation of each
insures the bond) will be unable to      entity whose bonds are held in
make timely payments of interest and     the portfolio.  We also tend to
principal.                               hold a relatively large number
                                         of different bonds to minimize
                                         the risk should any individual
                                         issuer be unable to pay its
                                         interest or repay principal.
                                         This is a substantial risk of
                                         the Fund because it may invest
                                         up to 45% of net assets in fixed
                                         income securities rated below
                                         investment grade.
---------------------------------------- ----------------------------------
Real estate risk is the risk that        We may invest a substantial
REITs held in the portfolio will be      portion of the Fund's assets in
affected by a decline in the value of    REITs, which generally offer
real estate, unfavorable national or     high income potential.  We
regional economic conditions, lack of    carefully select REITs based on
mortgage availability, overbuilding,     the quality of their management
declining rents and changes in           and their ability to generate
interest rates.                          substantial cash flow, which we
                                         believe can help to shield them
                                         from some of the risks involved
                                         with real estate investing.
---------------------------------------- ----------------------------------

                                       8

Foreign risk is the risk that foreign    We typically invest no more than
securities may be adversely affected     20% of the Fund's portfolio in
by political instability, changes in     foreign corporations, often
currency exchange rates, foreign         through ADRs. To the extent we
economic conditions or inadequate        invest in foreign securities, we
regulatory and accounting standards.     invest primarily in issuers of
                                         developed countries, which are
                                         less likely to encounter these
                                         foreign risks than issuers in
                                         developing countries.  The Fund
                                         may use hedging techniques to
                                         help offset potential foreign
                                         currency losses.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price at which a fund values them.
---------------------------------------- ----------------------------------
Derivatives Risk is the possibility      We will use derivatives for
that a Fund may experience a             defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in a portfolio
strategy involving credit default        without actually selling a
swaps) related to a security or a        security, to neutralize the
securities index and that security or    impact of interest rate changes,
index moves in the opposite direction    to affect diversification or to
from what the portfolio management       earn additional income. We will
team had anticipated. Another risk of    not use derivatives for reasons
derivative transactions is the           inconsistent with our investment
creditworthiness of the counterparty     objectives.
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a fund from using
the strategy.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.43% of average  daily net assets for the last  fiscal  year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
Damon J. Andres,  D. Tysen Nutt, Jr., Jordan L. Irving,  Anthony A. Lombardi and
Robert  A.  Vogel,  Jr.  have  primary   responsibility  for  making  day-to-day
investment  decisions  for the equity  portion of the Fund.  Mr. Andres has been managing the Fund since its inception  and Messrs.  Nutt,  Irving,  Lombardi and
Vogel assumed responsibility for the Fund in March 2005.

Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions for the  fixed-income  portion of the Fund, for which Mr. Rabe assumed responsibility in July 2002.

Damon  J.  Andres,  Vice  President/Senior  Portfolio  Manager,  earned  a BS in
Business  Administration  with an emphasis in Finance  and  Accounting  from the
University  of Richmond.  Prior to joining  Delaware  Investments  in 1994,  Mr.
Andres performed  investment  consulting services as a Consulting Associate with
Cambridge  Associates,  Inc.  in  Arlington,  Virginia.  Mr.  Andres  is  a  CFA
charterholder.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

                                       10

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       11

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

 Investment Manager                          Board of Trustees                Custodian
 Delaware Management Company                                                  JPMorgan Chase Bank
 2005 Market Street                          The Fund                         4 Chase Metrotech Center
 Philadelphia, PA 19103-7094                                                  Brooklyn, NY 11245

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 10 for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                       12

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       13

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

----------------------------------------------------------------------------------------------------------------------
     Amount of purchase            Sales charge as % of offering price   Sales charge as % of net amount invested
----------------------------------------------------------------------------------------------------------------------
       Less than $50,000                           5.75%                                   6.54%
----------------------------------------------------------------------------------------------------------------------
  $50,000 but under $100,000                       4.75%                                   5.41%
----------------------------------------------------------------------------------------------------------------------
  $100,000 but under $250,000                      3.75%                                   4.31%
----------------------------------------------------------------------------------------------------------------------
  $250,000 but under $500,000                      2.50%                                   3.00%
----------------------------------------------------------------------------------------------------------------------
 $500,000 but under $1 million                     2.00%                                   2.44%
----------------------------------------------------------------------------------------------------------------------
      $1 million or more              None (Limited CDSC may apply)*           None (Limited CDSC may apply)*
----------------------------------------------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being redeemed; or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments(R)Fund  and, in the event of an exchange of Class A shares, the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

                                       14

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

                                       15

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP-IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any  account  holding  Class A shares as of  October  1, 2003 (the date  Class R shares were made available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase
Class A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       16

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- ---------------- ----------------- ---------------- ----------------
                                       Class A(1)          Class B(2)       Class C(3)       Class R(4)
-------------------------------------- ---------------- ----------------- ---------------- ----------------
Commission (%)                                -              4.00%             1.00%              -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  Investment less than $50,000              5.00%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $50,000 but less than $100,000            4.00%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $100,000 but less than $250,000           3.00%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $250,000 but less than $500,000           2.00%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $500,000 but less than $1,000,000         1.60%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $1,000,000 but less than $5,000,000       1.00%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $5,000,000 but less than $25,000,000      0.50%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
  $25,000,000 or more                       0.25%              -                 -                -
-------------------------------------- ---------------- ----------------- ---------------- ----------------
12b-1 Fee to Dealer                         0.30%            0.25%             1.00%            0.60%
-------------------------------------- ---------------- ----------------- ---------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets. However, the  Distributor has contracted to limit this amount to 0.25% through March
     31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On  sales of  Class R  shares,  the  Distributor  does not pay an  up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However, the Distributor has contracted to limit this amount to 0.50% through March 31, 2007. Your securities  dealer may be eligible  to receive a 12b-1 fee of up to 0.60% from the date of  purchase, although this rate is currently 0.50%.

                                       17

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced internal sales charge.

-------------------- ------------------------------- ----------------------------------------------------------
Program                       How it works                                  Share class
-------------------- ------------------------------- ----------- ------------------------------------------- --
                                                         A*                          B                       C
-------------------- ------------------------------- ----------- ----------------------------------------------
Letter of Intent     Through a Letter of Intent          X       Although the Letter of Intent and Rights of
                     you agree to invest a certain               Accumulation do not apply to the purchase of
                     amount in Delaware                          Class B and Class C shares, you can combine
                     Investments(R)Funds (except                 your purchase of Class A shares with your
                     money market funds with no                  purchase of Class B and Class C shares to
                     sales charge) over a 13-month               fulfill your Letter of Intent or qualify for
                     period to qualify for reduced               Rights of Accumulation.
                     front-end sales charges.

-------------------- ------------------------------- ----------- ----------------------------------------------
Rights of            You can combine your holdings       X
Accumulation         or purchases of all Delaware
                     Investments(R)Funds (except
                     money market funds with no
                     sales charge) as well as the
                     holdings and purchases of
                     your spouse and children
                     under 21 to qualify for
                     reduced front-end sales
                     charges.
-------------------- ------------------------------- ----------- --------------------- ------------------------
Reinvestment of      Up to 12 months after you       For Class   For Class B, your     Not available.
Redeemed Shares      redeem shares, you can          A, you      account will be
                     reinvest the proceeds without   will not    credited with the
                     paying a sales charge as        have to     contingent deferred
                     noted to the right.             pay an      sales charge you
                                                     additional  previously paid on
                                                     front-end   the amount you are
                                                     sales       reinvesting.  Your
                                                     charge.     schedule for
                                                                 contingent deferred
                                                                 sales charges and
                                                                 conversion to Class
                                                                 A will not start
                                                                 over again; it will
                                                                 pick up from the
                                                                 point at which you
                                                                 redeemed your
                                                                 shares.
-------------------- ------------------------------- ----------- ----------------------------------------------
SIMPLE IRA,          These investment plans may          X       There is no reduction in sales charges for
SEP/IRA, SAR/SEP,    qualify for reduced sales                   Class B or Class C shares for group
Profit Sharing,      charges by combining the                    purchases by retirement plans.
Pension, 401(k),     purchases of all members of
SIMPLE 401(k),       the group. Members of these
403(b)(7), and 457   groups may also qualify to
Retirement Plans     purchase shares without a
                     front-end sales charge and
                     may qualify for a waiver of
                     any contingent deferred sales
                     charges on Class A shares.
-------------------- ------------------------------- ----------- ----------------------------------------------

                                       18

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any Delaware  Investments(R)Funds,  the manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into Dealer's  Agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a Delaware  Investments  Fund may exchange into
     Class A shares of another Delaware Investments(R)Funds at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       19

Waivers of Contingent Deferred Sales Charges

----------------------------------------- ------------------------ ----------------------- -------------------
                                                                        Share Class
----------------------------------------- ------------------------ ----------------------- -------------------

                                                    A*                       B                     C
----------------------------------------- ------------------------ ----------------------- -------------------
Redemptions in accordance with a                    X                        X                     X
Systematic Withdrawal Plan, provided
the annual amount selected to be
withdrawn under the Plan does not
exceed 12% of the value of the account
on the date that the Systematic
Withdrawal Plan was established or
modified.
----------------------------------------- ------------------------ ----------------------- -------------------
Redemptions that result from the Fund's             X                        X                     X
right to liquidate a shareholder's
account if the aggregate net asset
value of the shares held in the account
is less than the then-effective minimum
account size.
----------------------------------------- ------------------------ ----------------------- -------------------
Distributions to participants or                    X                  Not available.        Not available.
beneficiaries from a retirement plan
qualified under section 401(a) of the
Internal Revenue Code of 1986, as
amended (the "Code").
----------------------------------------- ------------------------ ----------------------- -------------------
Redemptions pursuant to the direction                X                 Not available.        Not available.
of a participant or beneficiary of a
retirement plan qualified under section
401(a) of the Code with respect to that
retirement plan.
----------------------------------------- ------------------------ ----------------------- -------------------
Periodic distributions from an                      X                        X                     X
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR COVERDELL
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or
a qualified plan** (403(b)(7) plan, 457
Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan or
401(k) Defined Contribution Plan) not
subject to a penalty under Section
72(t)(2)(A) of the Internal Revenue
Code ("IRC") or a hardship or
unforeseen emergency provision in the
qualified plan as described in Tres.
Reg.§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.
----------------------------------------- ------------------------ ----------------------- -------------------
Returns of Excess Contributions due to              X                        X                     X
any regulatory limit from an individual
retirement account (i.e., IRA, ROTH
IRA, EDUCATION OR COVERDELL IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or a qualified
plan (403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan,
Money Purchase Plan or 401(k) Defined
Contribution Plan).
----------------------------------------- ------------------------ ----------------------- -------------------
Distributions by other employee benefit             X                    Not available.        Not available.                                            XX
plans to pay benefits.
----------------------------------------- ------------------------ ----------------------- -------------------

                                       20

Systematic withdrawals from a                       X                        X                     X
retirement account or qualified plan
that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the
IRC or a hardship or unforeseen
emergency provision in the qualified
plan** as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3)
of the IRC.  The systematic withdrawal
may be pursuant to Delaware
Investments(R)Funds Systematic
Withdrawal Plan or a systematic
withdrawal permitted by the IRC.
----------------------------------------- ------------------------ ----------------------- -------------------
Distributions from an account of a                  X                        X                     X
redemption resulting from the death or
disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered
owner or a registered joint owner
occurring after the purchase of the
shares being redeemed.  In the case of
accounts established under the Uniform
Gifts to Minors Act or Uniform
Transfers to Minors Act or trust
accounts, the waiver applies upon the
death of all beneficial owners.
----------------------------------------- ------------------------ ----------------------- -------------------
Redemptions by certain legacy                       X                  Not available.              X
retirement assets that meet the
requirements set forth in the SAI.
----------------------------------------- ------------------------ ----------------------- -------------------
Redemptions by the classes of                       X                  Not available.        Not available.
shareholders who are permitted to
purchase shares at net asset value,
regardless of the size of the
purchase.  See "Buying Class A shares
at Net Asset Value" above.
----------------------------------------- ------------------------ ----------------------- -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       21

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       22

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase  order.  We determine the NAV per share for each Class of the Fund at the close of  regular  trading on the NYSE on each
Business  Day.  The NAV per share for each  class of the Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  We generally  price  securities  and other assets for which market  quotations  are readily available at their market value. We price fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Board of Trustees. We price any fixed-income  securities that have a maturity of less than 60 days at amortized cost, which  approximates market value. For all other securities,  we use methods approved by the Board of
Trustees that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       23

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       24

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       25

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase  side of any  exchange  request if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance  with its  investment  objective  and  policies  or  would  otherwise potentially be adversely affected.

                                       26

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer  of $25 and a maximum  transfer  of  $50,000  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

                                       27

Moreover,  the Fund's  market  timing  policy  does not require the Fund to take action in response to frequent trading activity.  If the Fund elects not to take any action in response to frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually. The amount of

                                       28

any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect

                                       29

to the Fund,  Delaware  Management Company may, in the future,  recommend to the
Fund's  Board  the  establishment  of  the  Manager  of  Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio if it believes that doing so would be likely to enhance the Fund's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       30

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Dividend Income Fund                                                                       Class A
                                                                                           Year ended 11/30
                                                       2005        2004        2003        2002(1)     2001

Net asset value, beginning of period                $11.050     $10.210      $9.030      $9.230      $9.600

Income (loss) from investment operations:
Net investment income(2)                              0.450       0.345       0.450       0.429       0.405
Net realized and unrealized gain (loss)
  on investment and foreign currencies                0.081       0.891       1.213      (0.196)     (0.041)
                                                     ------      ------      ------      ------      -------
Total from investment operations                      0.531       1.236       1.663       0.233       0.364
                                                     ------      ------      ------      ------      -------
Less dividends and distributions from:
Net investment income                                (0.360)     (0.362)     (0.483)     (0.433)     (0.400)
Net realized gain on investments                     (0.081)     (0.034)      -----      - ----      (0.334)
                                                     ------      ------      ------      ------      -------
Total dividends and distributions                    (0.441)     (0.396)     (0.483)     (0.433)     (0.734)
                                                     ------      ------      ------      ------      -------
Net asset value, end of period                      $11.140     $11.050     $10.210      $9.030      $9.230
                                                     ======      ======      ======      ======      =======
Total return(3)                                        4.89%      12.38%      19.45%       2.58%       3.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $285,159    $105,253      $5,821          $1       $----
Ratio of expenses to average net assets                1.00%       1.00%       0.79%       0.75%       0.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expense paid indirectly                              1.27%       1.32%       2.05%       1.30%       1.05%
Ratio of net investment income to
  average net assets                                   4.05%       3.26%       4.69%       4.71%       4.38%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expenses paid
  indirectly                                          3.78%        2.94%         3.43%     4.16%       4.08%
Portfolio turnover                                      85%          95%        212%        188%         89%

                                       31

Delaware Dividend Income Fund                                                          Class B
                                                                                    10/1/03(4)
                                                                                       through
                                                           Year ended 11/30           11/30/03
                                                    2005               2004

Net asset value, beginning of period             $11.040            $10.200             $9.950

Income (loss) from investment operations:
Net investment income(2)                           0.367              0.267              0.051
Net realized and unrealized gain (loss)
  on investments                                   0.079              0.889              0.199
                                                  ------             ------             ------
Total from investment operations                   0.446              1.156              0.250
                                                  ------             ------             ------
Less dividends and distributions from:
Net investment income                             (0.275)            (0.282)             -----
Net realized gain on investments                  (0.081)            (0.034)             -----
                                                  ------             ------             ------
Total dividends and distributions                 (0.356)            (0.316)             -----
                                                  ------             ------             ------
Net asset value, end of period                   $11.130            $11.040            $10.200
                                                 =======            =======            ======
Total return(3)                                     4.09%             11.54%              2.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $57,904            $32,165             $2,125
Ratio of expenses to average net assets             1.75%              1.75%              1.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expense paid indirectly                           1.97%              2.02%              4.10%
Ratio of net investment income to
  average net assets                                3.30%              2.51%              3.65%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expense paid indirectly            3.08%              2.25%              1.30%
Portfolio turnover                                    85%                95%               212%

Delaware Dividend Income Fund                                                          Class C
                                                                                    10/1/03(4)
                                                                                       through
                                                           Year ended 11/30           11/30/03
                                                    2005               2004

Net asset value, beginning of period             $11.040            $10.200             $9.950

Income (loss) from investment operations:
Net investment income(2)                           0.367              0.267              0.051
Net realized and unrealized gain (loss)
  on investments                                   0.079              0.889              0.199
                                                  ------             ------             ------
Total from investment operations                   0.446              1.156              0.250
                                                  ------             ------             ------
Less dividends and distributions from:
Net investment income                             (0.275)            (0.282)             -----
Net realized gain on investments                  (0.081)            (0.034)             -----
                                                  ------             ------             ------
Total dividends and distributions                 (0.356)            (0.316)             -----
                                                  ------             ------             ------
Net asset value, end of period                   $11.130            $11.040            $10.200
                                                  ======             ======             ======
Total return(3)                                     4.09%             11.53%              2.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $165,663            $82,083             $4,341
Ratio of expenses to average net assets             1.75%              1.75%              1.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expense paid indirectly                           1.97%               2.02%             4.10%
Ratio of net investment income to
  average net assets                                3.30%              2.52%              3.65%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expense paid indirectly            3.08%              2.25%              1.30%
Portfolio turnover                                    85%                95%               212%

(1)  As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt  securities.  The effect of this change for the year ended  November  30, 2002 was a decrease in net investment  income per share of $0.048,  an  increase in net  realized  and unrealized gain (loss) per share of $0.048,  and a decrease in the ratio of net  investment  income to average net assets of 0.53%.  Per share data and ratios for  periods  prior to  December  1, 2001 have not been  restated to reflect this change in accounting.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and the distributor.  Performance would have been lower had the expense limitation not been in effect.

(4)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

                                       32

Delaware Dividend Income Fund                                                             Class R
                                                                                       10/1/03(1)
                                                                                          through
                                                              Year ended 11/30           11/30/03
                                                       2005               2004

Net asset value, beginning of period                $11.040            $10.220             $9.950

Income (loss) from investment operations:
Net investment income(2)                              0.416              0.308              0.056
Net realized and unrealized gain (loss)
  on investments                                      0.078              0.879              0.214
                                                     ------             ------             ------
Total from investment operations                      0.494              1.187              0.270
                                                     ------             ------             ------

Less dividends and distributions from:
Net investment income                                (0.323)            (0.333)             -----
Net realized gain on investments                     (0.081)            (0.034)             -----
                                                     ------             ------             ------
Total dividends and distributions                    (0.404)            (0.367)             -----
                                                     ------             ------             ------

Net asset value, end of period                      $11.130            $11.040            $10.220
                                                     ======             ======             ======

Total return(3)                                        4.55%             11.86%              2.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $1,429               $373                 $3
Ratio of expenses to average net assets                1.30%              1.35%              1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                      1.57%              1.62%              3.70%
Ratio of net investment income to
  average net assets                                   3.75%              2.89%              4.05%
Ratio of net investment income to
  average net assets prior to expense
  limitation and expense paid indirectly               3.48%              2.62%              1.70%
Portfolio turnover                                       85%                95%               212%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and the distributor.  Performance  would have been lower had the expense limitation not been in effect.

                                       33

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       34

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

                                       35

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

                                       36

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       37

DELAWARE DIVIDEND   Additional  information  about  the  Fund's  investments  is
INCOME FUND         available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 523-1918.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.
                    ------------------------------------------------------------

                    Web Site
                    www.delawareinvestments.com

                    Email
                    service@delinvest.com

                    Shareholder Service Center
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:

                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.

                    o    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                    Delaphone Service
                    800 362-FUND (800 362-3863)

                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R)Funds  seven days a week, 24 hours a day,
                         use this Touch-Tone(R)service.

                    DELAWARE FUND SYMBOLS
                    Delaware Dividend Income Fund    CUSIP      NASDAQ
                    Class A                        24610B107    DDIAX
                    Class B                        24610B206    DDDBX
                    Class C                        24610B305    DDICX
                    Class R                        24610B842    DDDRX

                    Investment Company Act file number: 811-4997

PR - 129 [11/30] IVES 3/06                                          MF-06-03-034
                                                                        PO 10884

 VALUE-EQUITY                                   [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE DIVIDEND INCOME FUND
                           INSTITUTIONAL CLASS

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                             Page   2
Delaware Dividend Income Fund

How we manage the Fund                                   Page   5
Our investment strategies                                       5
The securities we typically invest in                           6
The risks of investing in the Fund                              9
Disclosure of portfolio holdings information                    10

Who manages the Fund                                     Page   11
Investment manager                                              11
Portfolio managers                                              11
Who's who?                                                      13

About your account                                       Page   15
Investing in the Fund                                           15
How to buy shares                                               16
Fair valuation                                                  17
Document delivery                                               17
How to redeem shares                                            18
Account minimum                                                 18
Exchanges                                                       18
Frequent trading of Fund shares                                 19
Dividends, distributions and taxes                              20
Certain management considerations                               21

Financial highlights                                     Page   22

Glossary                                                 Page   24

Profile: Delaware Dividend Income Fund

What is the Fund's goal?
Delaware  Dividend  Income  Fund seeks to  provide  high  current  income and an investment  that has the potential for capital  appreciation.  Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in income generating securities (debt and equity), which may include  equity  securities  of  large,  well-established  companies,  and  debt securities  including  high-yield,  high-risk corporate bonds,  investment-grade fixed-income securities and U.S. government securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock and bond  prices,  which  could be  caused by a drop in the stock  market, economic recession or poor performance from particular  companies or sectors, or increases in interest rates.

The Fund may  invest up to 45% of its net  assets  in  high-yield,  higher  risk corporate bonds, commonly known as junk bonds.  High-yield bonds are rated below investment grade and are subject to greater risk that the issuing company may be unable to make payments on interest and  principal,  particularly  under adverse economic conditions.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking growth potential combined with regular income.
o    Investors  seeking  supplemental  quarterly  income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking an investment primarily in fixed-income securities.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Dividend Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past nine calendar  years, as well as the average annual returns of  Institutional  Class shares for one-year,  five-year  and lifetime  periods.
Prior to  October  1, 2003,  the Fund had not  engaged  in a broad  distribution effort of its shares and had been subject to limited  redemption  requests.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps that were in effect  during  certain  periods and which may have been lower than the Fund's current expenses. The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional  information  about the expense caps.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- ------- -------- -------- -------- -------- -------- -------- --------
  1997     1998     1999     2000     2001     2002     2003     2004     2005
--------- ------- -------- -------- -------- -------- -------- -------- --------
 33.86%    2.14%   4.74%    8.62%    2.02%    0.37%    24.45%   10.70%   3.01%
--------- ------- -------- -------- -------- -------- -------- -------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 12.21% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.48% for the quarter ended September 30, 1998.

Average annual returns for periods ending 12/31/05
-------------------------------------------------------------------- ---------- ---------- ---------------------
                                                                      1 year     5 years    Lifetime (12/2/96)*
-------------------------------------------------------------------- ---------- ---------- ---------------------
Return before taxes                                                    3.01%      7.76%           10.01%
-------------------------------------------------------------------- ---------- ---------- ---------------------
Return after taxes on distributions                                    1.40%      6.23%            7.53%
-------------------------------------------------------------------- ---------- ---------- ---------------------
Return after taxes on distributions and sale of Fund shares            2.04%      5.75%            7.18%
-------------------------------------------------------------------- ---------- ---------- ---------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)      2.66%      0.54%            7.63%
-------------------------------------------------------------------- ---------- ---------- ---------------------

The Fund's  returns above are compared to the  performance of the S&P 500 Index.
You should  remember that,  unlike the Fund, the Index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

* S&P 500 Index reports  returns on a monthly  basis.  This figure  reflects the return from December 31, 1996 through December 31, 2005.

                                       3

What are the Fund's fees and expenses?

-------------------------------------------------- ------------------------------------------------ -----------
You do not pay sales charges directly from         Maximum sales charge (load) imposed on
your investments when you buy or sell shares       purchases as a percentage of offering price            none
of the Institutional Class.                        ------------------------------------------------ -----------
                                                   Maximum contingent deferred sales charge
                                                   (load) as a percentage of original purchase
                                                   price or redemption price, whichever is lower          none
                                                   ------------------------------------------------ -----------
                                                   Maximum sales charge (load) imposed on
                                                   reinvested dividends                                   none
                                                   ------------------------------------------------ -----------
                                                   Redemption fees                                        none
                                                   ------------------------------------------------ -----------
                                                   Exchange fees(1)                                       none
-------------------------------------------------- ------------------------------------------------ -----------

-------------------------------------------------- ------------------------------------------------ -----------
Annual fund operating expenses are                 Management fees                                       0.65%
deducted from the Fund's assets.                   ------------------------------------------------ -----------
                                                   Distribution and service (12b-1) fees                  none
                                                   ------------------------------------------------ -----------
                                                   Other expenses                                        0.32%
                                                   ------------------------------------------------ -----------
                                                   Total operating expenses                              0.97%
                                                   ------------------------------------------------ -----------
                                                   Fee waivers and payments(2)                         (0.22%)
                                                   ------------------------------------------------ -----------
                                                   Net expenses                                          0.75%
-------------------------------------------------- ------------------------------------------------ -----------

-------------------------------------------------- ------------------------------------------------ -----------
This example is intended to help you compare       1 year                                                  $77
the cost of investing in the Fund to the cost of   ------------------------------------------------ -----------
investing in other mutual funds with similar       3 years                                                $287
investment objectives. We show the cumulative      ------------------------------------------------ -----------
amount of Fund expenses on a hypothetical          5 years                                                $515
investment of $10,000 with an annual 5%            ------------------------------------------------ -----------
return over the time shown.(3) This example        10 years                                             $1,170
reflects the net operating expenses with           ------------------------------------------------ -----------
expense waivers for the one-year contractual
period and the total operating expenses
without waivers for years two through 10.
This is an example only, and does not represent
future expenses, which may be greater or less
than those shown here.
-------------------------------------------------- ------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in a combination of income generating equity and debt securities  including,  but  not  limited  to,  dividend-paying  common  stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities,  non-convertible debt securities,  high-yield, high-risk securities, investment-grade fixed-income securities, U.S. government securities and foreign equity and fixed-income securities.

Under  normal  circumstances,  at least 50% of the Fund's  total  assets will be invested in income generating equity securities. In making investments in income generating  equity  securities,  the Fund may invest an unlimited portion of its total assets in convertible  securities without regard to credit quality.  While debt securities may comprise up to 50% of the Fund's total assets,  no more than
45% of the Fund's total assets will be invested in  high-yield,  high-risk  debt securities.  No more than 25% of the Fund's total assets will be invested in any one industry sector nor, as to 75% of the Fund's total assets, will more than 5%
be invested in  securities  of any one issuer.  The Fund may invest up to 20% of its total  assets in  foreign  equity  and debt  securities.  The Fund will not, however,  invest  more than 5% of its  total  assets in  securities  of  issuers principally located or principally operating in markets of emerging countries.

Within the  percentage  guidelines  noted above,  the manager will determine the proportion  of the Fund's  assets that will be  allocated  to income  generating equity  securities and equity  equivalents and to debt securities,  based on its analysis of economic and market  conditions and its assessment of the income and potential for  appreciation  that can be achieved from investments in such asset classes.  It is expected that the proportion of the Fund's total assets invested in income generating  equity  securities and equity  equivalent  securities will vary from 50% to 100% of the Fund's total assets.  The  proportion of the Fund's total assets in debt securities will  correspondingly vary from 0% to 50% of the
Fund's total assets.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Generally,  the Fund  invests  between  50% and  100% of its  assets  in  income generating  equity  securities.  Equity securities offer investors the potential for capital appreciation,  and may pay dividends as well. In addition, up to 50%
of the Fund's assets may be invested in debt  securities,  of which no more than
45% can include high-yield bonds. Debt securities  generally offer the potential for greater income payments than equity securities, and also may provide capital appreciation.

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
Common stocks: Securities that represent shares of ownership in a   The Fund may invest without limit in common stocks, one
corporation. Stockholders participate in the corporation's          category of income generating equity securities.
profits and losses proportionate to the number of shares they own.
------------------------------------------------------------------- ----------------------------------------------------------------
Convertible securities:  Usually preferred stocks or corporate      The Fund may invest without limit in convertible securities,
bonds that can be exchanged for a set number of shares of common    another category of income generating equity securities.  These
stock at a predetermined price.  These securities typically offer   securities may be of any credit quality, including those rated
higher appreciation potential than nonconvertible bonds and         below investment grade by a nationally recognized statistical
greater income potential than nonconvertible preferred stocks.      ratings organization (NRSRO) or those that are unrated but deemed equivalent to non-investment grade.
------------------------------------------------------------------- ----------------------------------------------------------------
Real Estate Investment Trusts (REITs):  A company, usually traded   The Fund may invest without limit in REITs, another category of
publicly, that manages a portfolio of real estate to earn profits   income generating equity securities.
for shareholders.  REITs are generally classified as equity
REITs, mortgage REITs or a combination of equity and mortgage
REITs.  Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  By investing in REITs
indirectly through a fund, a shareholder bears a proportionate share of the expenses of the fund and indirectly shares similar expenses of the REITs.
------------------------------------------------------------------- ----------------------------------------------------------------
High-yield corporate bonds (junk bonds):  Securities that are       The Fund may invest up to 45% of net assets in high-yield
rated lower than investment grade by an NRSRO or, if unrated,       corporate bonds, typically those rated BBB or lower by an NRSRO.
that we believe are of comparable quality.  These securities are considered to be of poor standing and predominately speculative.
------------------------------------------------------------------- ----------------------------------------------------------------
Foreign securities:  Securities of issuers organized, having a      The Fund may invest up to 20% of net assets in foreign equity
majority of their assets, or deriving a majority of their           and debt securities.
operating income, in foreign countries. Investments in foreign securities include investments in American Depositary Receipts
(ADRs), which are securities of foreign entities issued through a
U.S. bank representing the bank's holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are generally denominated in U.S. dollars and are bought and sold on a U.S. stock exchange in the same manner as
U.S. securities.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       6

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
Investment company securities: In some cases, the Fund will         The Fund may invest up to 10% of total assets in investment
purchase shares of investment companies to gain exposure to         company securities if they are believed to offer good
certain market sectors or indexes.  Such investment companies may   investment opportunities.
include exchange-traded funds (ETFs).  We generally intend to invest in ETFs that seek to track the performance of specific industry sectors or broad market indexes by investing primarily in securities that comprise the index or sector. Such investment companies may be open-end or closed-end, registered or
unregistered investment companies. These investments involve an indirect payment by a fund's shareholders of a portion of the expenses of the other investment companies, including their
advisory fees.
------------------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements:  An agreement between a buyer of             Typically, the Fund uses repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities, in        investment for its cash position. In order to enter into these
which the seller agrees to buy the securities back within a         repurchase agreements, the Fund must have collateral of at
specified time at the same price the buyer paid for them, plus an   least 102% of the repurchase price.  The Fund will only enter
amount equal to an agreed upon interest rate. Repurchase            into repurchase agreements in which the collateral is comprised
agreements are often viewed as equivalent to cash.                  of U.S. government securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities whose resale     The Fund may invest in privately placed securities including
is restricted under U.S. securities laws.                           those that are eligible for resale only among certain
                                                                    institutional buyers without registration, which are commonly known as Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------- ----------------------------------------------------------------
Credit default swap agreements: In a credit default swap, a fund    We may enter into credit default swaps in order to hedge
may transfer the financial risk of a credit event occurring (a      against a credit event, to enhance total return or to gain
bond default, bankruptcy, restructuring, etc.) on a particular      exposure to certain securities or markets.
security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the
financial risk of a credit event occurring on a particular
security or basket of securities in exchange for receiving
premium payments from another party. Credit default swaps may be considered to be illiquid.
------------------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,    The Fund may invest up to 15% of its net assets in illiquid
and cannot be easily sold within seven days at approximately the    securities.
price at which a fund has valued them. Illiquid securities
include repurchase agreements maturing in more than seven days.
------------------------------------------------------------------- ----------------------------------------------------------------

The Fund may  also  invest  in other  securities,  including  warrants,  rights, preferred stocks,  investment-grade  fixed-income securities and U.S. government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

                                       7

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending bank on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single  security.  A high rate of  portfolio  turnover  may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Market risk is the risk that all or a majority of the securities    We invest in several different asset classes including both
in a certain market -- like the stock or bond market -- will        equity and fixed income, which tend to increase and decrease in
decline in value because of factors such as economic conditions,    value in different economic and investment conditions.  We also
future expectations or investor confidence.                         maintain a long-term investment approach and focus on
                                                                    securities that we believe can perform well over an extended period of time regardless of interim market fluctuations.
------------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk: Industry risk is the risk that the      We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry will decline because   industry and in any individual security or issuer.  We also
of changing expectations for the performance of that industry.      follow a rigorous selection process when choosing securities
Securities risk is the risk that the value of an individual stock   for the portfolio.
or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.
------------------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk is the risk that securities will decrease in     We do not try to increase return by predicting and aggressively
value if interest rates rise. The risk is greater for bonds with    capitalizing on interest rate moves. We monitor economic
longer maturities than for those with shorter maturities.           conditions and make adjustments as necessary to guard against undue risk from interest rate changes.
------------------------------------------------------------------- ----------------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an entity   We carefully evaluate the financial situation of each entity
that insures the bond) will be unable to make timely payments of    whose bonds are held in the portfolio.  We also tend to hold a
interest and principal.                                             relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal.  This is a substantial risk of the Fund
                                                                    because it may invest up to 45% of net assets in fixed income securities rated below investment grade.
------------------------------------------------------------------- ----------------------------------------------------------------
Real estate risk is the risk that REITs held in the portfolio       We may invest a substantial portion of the Fund's assets in
will be affected by a decline in the value of real estate,          REITs, which generally offer high income potential.  We
unfavorable national or regional economic conditions, lack of       carefully select REITs based on the quality of their management
mortgage availability, overbuilding, declining rents and changes    and their ability to generate substantial cash flow, which we
in interest rates.                                                  believe can help to shield them from some of the risks involved with real estate investing.
------------------------------------------------------------------- ----------------------------------------------------------------
Foreign risk is the risk that foreign securities may be adversely   We typically invest no more than 20% of the Fund's portfolio in
affected by political instability, changes in currency exchange     foreign corporations often through ADRs. To the extent we
rates, foreign economic conditions or inadequate regulatory and     invest in foreign securities, we invest primarily in issuers of
accounting standards.                                               developed countries, which are less likely to encounter these foreign risks than issuers in developing countries.  The Fund may use hedging techniques to help offset potential foreign currency losses.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be         We limit exposure to illiquid securities to no more than 15% of
readily sold within seven days at approximately the price at        the Fund's net assets.
which a fund values them.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       9

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Derivatives Risk is the possibility that a Fund may experience a    We will use derivatives for defensive purposes, such as to
significant loss if it employs a derivatives strategy (including    protect gains or hedge against potential losses in a portfolio
a strategy involving credit default swaps) related to a security    without actually selling a security, to neutralize the impact
or a securities index and that security or index moves in the       of interest rate changes, to affect diversification or to earn
opposite direction from what the portfolio management team had      additional income. We will not use derivatives for reasons
anticipated. Another risk of derivative transactions is the         inconsistent with our investment objectives.
creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.
------------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       10

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.43% of average  daily net assets for the last  fiscal  year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
Damon J. Andres,  D. Tysen Nutt, Jr., Jordan L. Irving,  Anthony A. Lombardi and
Robert  A.  Vogel,  Jr.  have  primary   responsibility  for  making  day-to-day
investment  decisions  for the equity  portion of the Fund.  Mr. Andres has been managing the Fund since its inception  and Messrs.  Nutt,  Irving,  Lombardi and
Vogel assumed responsibility for the Fund in March 2005.

Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions for the  fixed-income  portion of the Fund, for which Mr. Rabe assumed responsibility in July 2002.

Damon  J.  Andres,  Vice  President/Senior  Portfolio  Manager,  earned  a BS in
Business  Administration  with an emphasis in Finance  and  Accounting  from the
University  of Richmond.  Prior to joining  Delaware  Investments  in 1994,  Mr.
Andres performed  investment  consulting services as a Consulting Associate with
Cambridge  Associates,  Inc.  in  Arlington,  Virginia.  Mr.  Andres  is  a  CFA
charterholder.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

                                       11

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio
managers and the portfolio managers' ownership of Fund shares.

                                       12

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 11 for details)

                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       13

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       14

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  manager  or its  affiliates  and  clients  of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate
     sponsors,  subsidiaries,   related  employee  benefit  plans  and  rollover
     individual  retirement  accounts  of or from  such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  Distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services; and

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

                                       15

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other  Delaware  Investments(R) Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       16

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       17

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware Investments(R) Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R) Fund.  We may refuse the purchase side of any exchange request if, in the investment  manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

                                       18

About your account (continued)

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may

                                       19

seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       20

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments  from  funds of  funds,  including  those  offered  by the  Delaware
Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.
A "529 Plan" is a college savings program that operates under Section 529 of the
Internal  Revenue  Code.  From  time to  time,  the Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       21

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Dividend Income Fund                                                                    Institutional Class
                                                                                                    Year ended 11/30
                                                                  2005       2004        2003    2002(1)        2001

Net asset value, beginning of period                           $11.050    $10.220      $9.030     $9.230      $9.600

Income (loss) from investment operations:
Net investment income(2)                                         0.477      0.371       0.453      0.429       0.405
Net realized and unrealized gain (loss) on investments
and foreign currencies                                           0.082      0.882       1.220    (0.196)     (0.041)
                                                               -------    -------     -------    -------     -------
Total from investment operations                                 0.559      1.253       1.673      0.233       0.364
                                                               -------    -------     -------    -------     -------
Less dividends and distributions from:
Net investment income                                          (0.388)    (0.389)     (0.483)    (0.433)     (0.400)
Net realized gain on investments                               (0.081)    (0.034)       -----      -----     (0.334)
                                                               -------    -------     -------    -------     -------
Total dividends and distributions                              (0.469)    (0.423)     (0.483)    (0.433)     (0.734)
                                                               -------    -------     -------    -------     -------

Net asset value, end of period                                 $11.140    $11.050     $10.220     $9.030      $9.230
                                                               =======    =======     =======    =======     =======
Total return(3)                                                  5.16%     12.55%      19.56%      2.58%       3.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $941       $102      $3,879     $3,233      $3,265
Ratio of expenses to average net assets                          0.75%      0.75%       0.75%      0.75%       0.75%
Ratio of expenses to average net assets prior to expense
limitation and expense paid indirectly                           0.97%      1.02%       1.75%      1.00%       0.75%
Ratio of net investment income to average net assets             4.30%      3.49%       4.73%      4.71%       4.38%
Ratio of net investment income to average net assets prior
to expense limitation and expense paid indirectly                4.08%      3.22%       3.73%      4.46%       4.38%
Portfolio turnover                                                 85%        95%        212%       188%         89%

(1) As required,  effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and  Accounting  Guide for  Investment  Companies  that requires amortization  of all premiums and  discounts on debt  securities.  The effect of this  change  for the  year  ended  November  30,  2002  was a  decrease  in net investment  income  per  share  of  $0.048,  an  increase  in net  realized  and unrealized  gain (loss) per share of $0.048,  and a decrease in the ratio of net investment  income to average net assets of 0.53%. Per share data and ratios for periods  prior to December 1, 2001 have not been restated to reflect this change in accounting.

(2) The  average  shares  outstanding  method  has been  applied  for per  share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       22

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       23

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration

                                       24

A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal

                                       25

Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       26

DELAWARE DIVIDEND   Additional  information   about  the  Fund's  investments is
INCOME FUND         available   in  the Fund's annual  and semiannual reports to
                    shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 510-4015.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.

                    ------------------------------------------------------------

                    Web site
                    www.delawareinvestments.com

                    E-Mail
                    service@delinvest.com

                    Client Services Representative
                    800 510-4015

                    Delaphone Service
                    800 362-FUND (800 362-3863)
                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R) Funds seven days a week, 24 hours a day,
                         use this Touch-Tone(R)service.

                    DELAWARE FUND SYMBOLS
                    Delaware Dividend Income Fund           CUSIP         NASDAQ
                    Institutional Class                   24610B404        DDIIX

                    Investment Company Act file number: 811-4997

PR - 132 [11/30] IVES 3/06

                                       27

CORE-EQUITY                                          [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE SMALL CAP CORE FUND
                           CLASS A |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                           page 2
Delaware Small Cap Core Fund                                2

How we manage the Fund                                 page 5
Our investment strategies                                   5
The securities we typically invest in                       6
The risks of investing in the Fund                          8
Disclosure of portfolio holdings information                8

Who manages the Fund                                   page 9
Investment manager                                          9
Portfolio managers                                          9
Who's who?                                                 10

About your account                                    page 11
Investing in the Fund                                      11
   Choosing a share class                                  11
   Dealer compensation                                     13
How to reduce your sales charge                            14
How to buy shares                                          18
Fair valuation                                             19
Retirement plans                                           19
Document delivery                                          19
How to redeem shares                                       20
Account minimums                                           21
Special services                                           22
Frequent trading of Fund shares                            24
Dividends, distributions and taxes                         26
Certain management considerations                          27
Manager of managers structure                              27

Financial highlights                                  page 28

Glossary                                              page 30

Additional information                                page 33

                                       2

Profile: Delaware Small Cap Core Fund

What is the Fund's goal?
Delaware Small Cap Core Fund seeks long-term capital appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We  invest  primarily  in  stocks  of small  companies  that we  believe  have a combination of attractive valuations,  growth prospects,  and strong cash flows.
Under normal conditions,  at least 80% of the Fund's net assets will be invested in small cap companies  (the "80%  policy").  The Fund considers a company to be
"small  cap" if its market  capitalization  is within a range  greater  than the lower  capitalization  threshold  of  the  Russell  2000  Index  up to a  market capitalization  of $3  billion.  The Fund's  80%  policy can be changed  without shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices.  The  smaller  companies  that the Fund may invest in may involve greater risk than other companies due to their size,  narrower lines of products and services,  limited financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short term. In addition, the Fund may have large  investments in particular  industries at any given time  (although  never more  than 25% of its  assets  at the time of  purchase),  a  strategy  that may increase volatility.

For a more complete  discussion of risk,  please see "The risks of the investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Small Cap Core Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past seven  calendar  years as well as the average annual returns of Class A shares for one-year,  five-year and lifetime  periods.  Prior to August 1, 2005, the Fund had not  engaged in a broad  distribution  effort of its shares and had been  subject to limited  redemption  requests.  Returns for Class C and Class R shares  are not shown  because  these  classes  do not have  returns  for a full calendar  year.  The Fund's past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional information about the expense caps.

On  November  1, 2004,  the Fund's  strategy  and  management  changed.  The new management team retained the Fund's  small-cap  focus by investing  primarily in stocks of small  companies that are believed to have a combination of attractive valuations, growth prospects and strong cash flows.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------ ------ ------ ------- ------ ------ ------
 1999   2000   2001    2002   2003   2004  2005
------ ------ ------ ------- ------ ------ ------
8.24%  14.04% 18.27%  -6.84% 42.07% 21.39% 5.26%
------ ------ ------ ------- ------ ------ ------

During  the  periods  illustrated  in this bar  chart,  the  Class  A's  highest quarterly  return was 20.69% for the quarter  ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
---------------------------------------------- ------------- ------------ ------------------------
                                                  1 year       5 years      Lifetime(12/29/98)*
---------------------------------------------- ------------- ------------ ------------------------
Class A return before taxes                       (0.82%)       13.63%                   13.55%
---------------------------------------------- ------------- ------------ ------------------------
Class A return after taxes on distributions       (1.42%)       11.09%                   11.13%
---------------------------------------------- ------------- ------------ ------------------------
Class A return after taxes on distributions
  and sale of Fund shares                          (0.43%)       10.94%                   10.82%
---------------------------------------------- ------------- ------------ ------------------------
Russell 2000 Index (reflects no deduction
  for fees, expenses or taxes)                      4.55%        8.22%                    8.29%
---------------------------------------------- ------------- ------------ ------------------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Index.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's return (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The  Russell  2000 Index  return is for the Fund's  Class A  lifetime.  The
     Russell 2000 Index reports  returns on a monthly  basis.  The Index returns for Class A lifetime  reflect the return  from  December  31, 1998  through
     December 31, 2005.

                                       4

What are the Fund's fees and expenses?

---------------------------------- --------------------------------------------------- ----------  -------- -----------
Sales charges are fees paid        CLASS                                                       A         C           R
directly from your investments     --------------------------------------------------- ----------  -------- -----------
when you buy or sell shares of     Maximum sales charge (load) imposed on purchases       5.75%      none        none
the Fund.  You do not pay sales    as a percentage of offering price
charges when you buy or sell       --------------------------------------------------- ----------  -------- -----------
Class R shares.                    Maximum contingent deferred sales charge (load)         none(1)  1.00%(2)     none
                                   as a percentage of original purchase price or
                                   redemption price, whichever is lower
                                   --------------------------------------------------- ----------  -------- -----------
                                   Maximum sales charge (load) imposed on reinvested       none      none        none
                                   dividends
                                   --------------------------------------------------- ----------  -------- -----------
                                   Redemption fees                                         none      none        none
                                   --------------------------------------------------- ----------  -------- -----------
                                   Exchange fees                                           none      none        none
---------------------------------- --------------------------------------------------- ----------  -------- -----------

---------------------------------- -------------------------------------------------- ---------- --------- ------------
Annual fund operating expenses     Management fees                                        0.75%     0.75%       0.75%
are deducted from the Fund's       -------------------------------------------------- ---------- --------- ------------
assets.                            Distribution and service (12b-1) fees                  0.30%(3)  1.00%       0.60%(3)
---------------------------------- -------------------------------------------------- ---------- --------- ------------
                                   Other expenses                                         1.48%     1.48%       1.48%
---------------------------------- -------------------------------------------------- ---------- --------- ------------
                                   Total operating expenses                               2.53%     3.23%       2.83%
---------------------------------- -------------------------------------------------- ---------- --------- ------------
                                   Fee Waivers & Payments (4)                            (1.28%)   (1.23%)     (1.33%)
---------------------------------- -------------------------------------------------- ---------- --------- ------------
                                   Net expenses                                           1.25%     2.00%       1.50%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------

---------------------------------- ----------- ----------  ----------- ---------------- -------------
This example is intended to help   CLASS(5)            A            C                  C             R
you compare the cost of                                                    (if redeemed)
investing in the Fund to the       ----------- ----------  ----------- ------------------ -------------
cost of investing in other         1 year           $695         $203               $303          $153
mutual funds with similar          ----------- ----------  ----------- ------------------ -------------
investment objectives. We show     3 years        $1,202         $880               $880          $751
the cumulative amount of Fund      ----------- ----------  ----------- ------------------ -------------
expenses on a hypothetical         5 years        $1,735       $1,582             $1,582        $1,376
investment of $10,000 with an      ----------- ----------  ----------- ------------------ -------------
annual 5% return over the time     10 years       $3,185       $3,447             $3,447        $3,061
shown.(5)                          --------------------------------------------------------------------
This example reflects the net
operating expenses with expense
waivers for the one-year
contractual period and the total
operating expenses without
waivers for years two through
10.  This is an example only,
and does not represent future
expenses, which may be greater
or less than those shown here.
---------------------------------- -------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(3)  The  Fund's  Distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fees through March 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(4)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We  strive  to  identify  stocks  of  small  companies  that  we  believe  offer above-average  opportunities  for  long-term  price  appreciation  based on: (1)
attractive valuations, (2) growth prospects and (3) strong cash flow.

The Fund employs a bottom-up security selection utilizing  quantitative screens, fundamental  research,  and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness  of an investment  based on a combination of valuation  measures,
earnings  expectations,   cash  flow  and  balance  sheet  quality.  In  further
evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental  research on certain  investments,  which often includes reviewing SEC filings, examining financial statements and meeting with top-level company  executives.  When  constructing the portfolio,  we apply controls to ensure the  portfolio has  acceptable  risk  characteristics.  These characteristics include, but are not limited to, size, valuation,  growth, yield and earnings  consistency.  This risk profile is then  compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal  market  conditions,  at least 80% of the Fund's net assets will be invested in small cap companies.  While the Fund will generally invest primarily in  common  stock of small  cap  companies,  from time to time the Fund may also
invest  in  convertible  securities,   futures  contracts,  options  on  futures
contracts and warrants.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, the Fund invests
represent shares of ownership in a       90% to 100% of net assets in
corporation. Stockholders participate    these stocks. Under normal
in the corporation's profits and         circumstances, at least 80% of
losses proportionate to the number of    the Fund's net assets will be
shares they own.                         in securities of small cap
                                         companies.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs):     The Fund may hold an unlimited
Securities of foreign entities issued    amount of ADRs that are actively
through a U.S. bank representing the     traded in the U.S. when we
bank's holdings of a stated number of    believe they offer greater value
shares of a foreign corporation. An      and greater appreciation
ADR entitles the holder to all           potential than U.S. securities.
dividends and capital gains earned by
the underlying foreign shares. ADRs
are bought and sold in the same way as
U.S. securities.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, the Fund uses
between a buyer of securities, such as   repurchase agreements as a
the Fund, and a seller of securities     short-term investment for the
in which the seller agrees to buy the    Fund's cash position. In order
securities back within a specified       to enter into these repurchase
time at the same price the buyer paid    agreements, the Fund must have
for them, plus an amount equal to an     collateral of at least 102% of
agreed upon interest rate. Repurchase    the repurchase price. The Fund
agreements are often viewed as           will only enter into repurchase
equivalent to cash.                      agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Fund may invest in privately
placed securities whose resale is        placed securities, including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's limit on
                                         illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Fund may invest up to 15% of
do not have a ready market, and cannot   net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- ----------------------------------
Options: Securities that represent a     The Fund may write call options
right to buy or sell a security at an    and purchase put options on a
agreed upon price at a future date.      covered basis only, and will not
The purchaser of an option may or may    engage in option writing
not choose to go through with the        strategies for speculative
transaction. Certain options may be      purposes.
considered to be derivative securities.
---------------------------------------- ----------------------------------

The Fund may also invest in other securities,  including convertible securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

                                       7

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market -- like the stock or      securities that we believe can
bond market -- will decline in value     perform well over an extended
because of factors such as economic      period of time regardless of
conditions, future expectations or       interim market fluctuations. We
investor confidence.                     do not try to predict overall
                                         stock market movements and
                                         generally do not trade for
                                         short-term purposes.
---------------------------------------- ----------------------------------
Industry and security risk Industry      We follow a rigorous selection
risk is the risk that the value of       process before choosing
securities in a particular industry      securities and continually
will decline because of changing         monitor them while they remain
expectations for the performance of      in the portfolio.
that industry.  Securities risk is the
risk that the value of an individual     The Fund is a diversified
stock or bond will decline because of    portfolio with investments in
changing expectations for the            companies representing many
performance of the individual company    different industries. We do not
issuing the stock or bond.               make additional investments in a
                                         stock if that stock represents
                                         5% of net assets, nor in an
                                         industry if that industry
                                         represents 25% of net assets.
                                         However, it is likely that our
                                         holdings will be more
                                         concentrated in certain
                                         industries if the industry as a
                                         whole has strong value
                                         characteristics. This could
                                         increase volatility.
---------------------------------------- ----------------------------------
Small company risk is the risk that      The Fund maintains a diversified
prices of smaller company stocks may     portfolio, selects stocks
be more volatile than the prices of      carefully and monitors them
larger company stocks because of         continually. And, because we
limited financial resources or           focus on stocks that are already
dependence on narrow product lines.      selling at relatively low
                                         prices, we believe we may
                                         experience less price volatility
                                         than small cap funds that do not
                                         use a value-oriented strategy.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We analyze each company's
securities, particularly bonds with      financial situation and its cash
longer maturities, will decrease in      flow to determine the company's
value if interest rates rise and         ability to finance future
increase in value if interest rates      expansion and operations.  The
fall. However, investments in equity     potential effect that rising
securities by small-sized companies,     interest rates might have on a
which often borrow money to finance      stock is taken into
operations, may also be adversely        consideration before the stock
affected by rising interest rates.       is purchased.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Fund's portfolio
by political instability, changes in     in foreign corporations, often
currency exchange rates, foreign         through ADRs.  When we do
economic conditions or inadequate        purchase foreign securities,
regulatory and accounting standards.     they are often denominated in
                                         U.S. dollars. To the extent we
                                         invest in foreign securities, we
                                         invest primarily in issuers of
                                         developed countries, which are
                                         less likely to encounter these
                                         foreign risks than issuers in
                                         developing countries.  The Fund
                                         may use hedging techniques to
                                         help offset potential foreign
                                         currency losses.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price at which a fund values them.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.00% as a percentage  of the Fund's  average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio manager
Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla
have primary  responsibility for making day-to-day  investment decisions for the
Fund. Messrs. Adams, Morris,  Morris and Padilla assumed  responsibility for the
Fund on November 1, 2004.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager,  is a member of the portfolio  construction  group  within the Delaware  Core Equity  Team.  He also performs analysis and research to support the portfolio management function.  He joined  Delaware  Investments  in 1995 after  several  years'  experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both bachelor's and master's  degrees in history and economics from Oxford  University,  England and received an MBA with dual majors in Finance & Insurance/Risk Management from the Wharton School of the University of Pennsylvania. He is a CFA Charterholder.
Mr. Adams is also a member of the CFA Institute and President of the CFA Society of Philadelphia.

Francis X.  Morris,  Senior  Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 1997. In his current role, Mr. Morris is a group leader responsible for Core Equity  Investments as well as Director of Equity Research.
Prior to joining Delaware Investments,  he served as Vice President and Director of Equity  Research at PNC Asset  Management.  He is a past president of the CFA
Society of Philadelphia and is a member of the CFA Institute.  In addition,  Mr.
Morris is a former officer of the National  Association of Petroleum  Investment
Analysts.  Mr. Morris received a bachelor's  degree from Providence  College and holds an MBA degree from Widener University.

Michael S.  Morris,  Vice  President/Portfolio  Manager/Senior  Equity  Analyst,
joined  Delaware  Investments in 1999. Mr. Morris is a portfolio  manager on the
Delaware  Core Equity  team.  Prior to joining  the firm,  he worked as a senior equity analyst at Newbold's Asset Management,  covering  financial  stocks.  Mr.
Morris  began his  investment  career in 1993 at Ohio  Casualty.  He earned  his bachelor's of science degree in finance from Indiana University, and is a member of the Bank and Financial Analysts Association.

Donald  G.  Padilla,  Vice  President/Portfolio  Manager,  is a  member  of  the portfolio  construction  group  within the Delaware  Core Equity  team.  He also performs analysis and research to support the portfolio management function. Mr.
Padilla joined  Delaware  Investments in 1994 as an Assistant  Controller in the
treasury   function,   responsible  for  managing  corporate  cash  investments,
developing  financial  models and the  financial  operations of the Lincoln Life
401(k) annuities segment. Before joining Delaware Investments, he held positions at the Vanguard Group. Mr. Padilla holds a bachelor's  degree in Accounting from
Lehigh University. He is a CFA Charterholder. Mr. Padilla is a member of the CFA
Institute and the CFA Society of Philadelphia.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       10

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

 Investment Manager                          Board of Trustees                Custodian
 Delaware Management Company                                                  JPMorgan Chase Bank
 2005 Market Street                          The Fund                         4 Chase Metrotech Center
 Philadelphia, PA 19103-7094                                                  Brooklyn, NY 11245

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 10 for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       11

Financial  advisors  Financial  advisors  provide  advice  to  their  clients  -
analyzing their financial objectives and recommending appropriate funds or other investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class C and  Class R  shares.  See  "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

-------------------------------------------------------------------- ------------------------------------------
     Amount of purchase         Sales charge as % of offering price  Sales charge as % of amount invested
-------------------------------------------------------------------- ------------------------------------------
      Less than $50,000                         5.75%                                6.54%
-------------------------------------------------------------------- ------------------------------------------
  $50,000 but under $100,000                    4.75%                                5.41%
-------------------------------------------------------------------- ------------------------------------------
 $100,000 but under $250,000                    3.75%                                4.31%
-------------------------------------------------------------------- ------------------------------------------
 $250,000 but under $500,000                    2.50%                                3.00%
-------------------------------------------------------------------- ------------------------------------------
$500,000 but under $1 million                   2.00%                                2.44%
-------------------------------------------------------------------- ------------------------------------------
      $1 million or more            None (Limited CDSC may apply)*       None (Limited CDSC may apply)*
-------------------------------------------------------------------- ------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being redeemed; or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments  Fund and, in the event of an  exchange of Class A shares,  the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

                                       13

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see the "Waiver of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Class C shares do not automatically convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares  have no up front sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent  deferred  sales  charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Class R shares do not automatically convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP/IRA's, SAR/IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase

                                       14

of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent deferred sales charge will be imposed on increases in net asset value  above the  initial  purchase  price,  nor will a  contingent deferred  sales charge be assessed on  redemptions  of shares  acquired  through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of Class C shares of the Fund,  even if those shares are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange  of the  shares,  the "net  asset  value of such  shares at the time of redemption"  will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------------------- ------------- ------------ ------------
                                                   Class A(1)   Class C(2)   Class R(3)
------------------------------------------------- ------------- ------------ ------------
Commission (%)                                         -           1.00%          -
------------------------------------------------- ------------- ------------ ------------
  Investment less than $50,000                       5.00%           -            -
------------------------------------------------- ------------- ------------ ------------
  $50,000 but less than $100,000                     4.00%           -            -
------------------------------------------------- ------------- ------------ ------------
  $100,000 but less than $250,000                    3.00%           -            -
------------------------------------------------- ------------- ------------ ------------
  $250,000 but less than $500,000                    2.00%           -            -
------------------------------------------------- ------------- ------------ ------------
  $500,000 but less than $1,000,000                  1.60%           -            -
------------------------------------------------- ------------- ------------ ------------
  $1,000,000 but less than $5,000,000                1.00%           -            -
------------------------------------------------- ------------- ------------ ------------
  $5,000,000 but less than $25,000,000               0.50%           -            -
------------------------------------------------- ------------- ------------ ------------
  $25,000,000 or more                                0.25%           -            -
------------------------------------------------- ------------- ------------ ------------
12b-1 Fee to Dealer                                  0.30%         1.00%        0.60%
------------------------------------------------- ------------- ------------ ------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets. However, the  Distributor has contracted to limit this amount to 0.25% through March
     31, 2007.

(2)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(3)  On  sales of  Class R  shares,  the  Distributor  does not pay an  up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However, the Distributor has contracted to limit this amount to 0.50% through March 31, 2007. Your securities  dealer may be eligible  to receive a 12b-1 fee of up to 0.60% from the date of  purchase, although this rate is currently 0.50%.

                                       15

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class C and Class R shares do not have up-front  sales  charges.  We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced internal sales charge.

------------------------- ------------------------------------ ----------------------------------------------------
        Program                      How it works                                  Share class
------------------------- ------------------------------------ -------------------- -------------------------------
                                                                        A                         C
------------------------- ------------------------------------ -------------------- -------------------------------
Letter of Intent          Through a Letter of Intent you                X           Although the Letter of Intent
                          agree to invest a certain amount                          and Rights of Accumulation do
                          in Delaware Investments(R)Funds                           not apply to the purchase of
                          (except money market funds with                           Class C shares, you can
                          no sales charge) over a 13-month                          combine your purchase of
                          period to qualify for reduced                             Class A shares with your
                          front-end sales charges.                                  purchase of Class C shares to
                                                                                    fulfill your Letter of Intent
                                                                                    or qualify for Rights of
                                                                                    Accumulation.
------------------------- ------------------------------------ -------------------- -------------------------------
Rights of Accumulation    You can combine your holdings or             X
                          purchases of all Delaware
                          Investments(R)Funds (except money
                          market funds with no sales
                          charge) as well as the holdings
                          and purchases of your spouse and
                          children under 21 to qualify for
                          reduced front-end sales charges.
------------------------- ------------------------------------ -------------------- -------------------------------
Reinvestment of           Up to 12 months after you redeem     For Class A, you     Not available
Redeemed Shares           shares, you can reinvest the         will not have to
                          proceeds without paying a sales      pay an
                          charge as noted to the right.        additional
                                                               front-end sales
                                                               charge.
------------------------- ------------------------------------ -------------------- -------------------------------
SIMPLE IRA, SEP IRA,      These investment plans may                   X            There is no reduction in
SAR/SEP, Profit           qualify for reduced sales                                 sales charges for Class C
Sharing, Pension,         charges by combining the                                  shares for group purchases by
401(k), SIMPLE            purchases of all members of the                           retirement plans.
401(k), 403(b)(7),        group. Members of these groups
and 457 Retirement        may also qualify to purchase
Plans                     shares without a front-end sales
                          charge and may qualify for a
                          waiver of any contingent
                          deferred sales charges on Class
                          A shares.
------------------------- ------------------------------------ -------------------- -------------------------------

                                       16

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into Dealer's  Agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       17

Waivers of Contingent Deferred Sales Charges

------------------------------------ ------------------ -------------------
Category                                     A*                  C
------------------------------------ ------------------ -------------------
Redemptions in accordance with a             X                  X
Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under the
Plan does not exceed 12% of the
value of the account on the date
that the Systematic Withdrawal
Plan was established or modified.
------------------------------------ ------------------ -------------------
Redemptions that result from the             X                  X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is less
than the then-effective minimum
account size.
------------------------------------ ------------------ -------------------
Distributions to participants or             X            Not available.
beneficiaries from a retirement
plan qualified under section
401(a) of the Internal Revenue
Code of 1986, as amended (the
"Code").
------------------------------------ ------------------ -------------------
Redemptions pursuant to the                  X            Not available.
direction of a participant or
beneficiary of a retirement plan
qualified under section 401(a) of
the Code with respect to that
retirement plan.
------------------------------------ ------------------ -------------------
Periodic distributions from an               X                  X
individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION OR
COVERDELL IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or
401(k) Defined Contribution Plan)
not subject to a penalty under
Section 72(t)(2)(A) of the
Internal Revenue Code ("IRC") or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Tres. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.
------------------------------------ ------------------ -------------------
Returns of Excess Contributions              X                  X
due to any regulatory limit from
an individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION OR
COVERDELL IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or
401(k) Defined Contribution Plan).
------------------------------------ ------------------ -------------------
Distributions by other employee              X            Not available.
benefit plans to pay benefits.
------------------------------------ ------------------ -------------------
Systematic withdrawals from a                X                  X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.  The
systematic withdrawal may be
pursuant to Delaware Investments(R)
Funds' Systematic Withdrawal Plan
or a systematic withdrawal
permitted by the IRC.
------------------------------------ ------------------ -------------------
Distributions from an account of a           X                  X
redemption resulting from the
death or disability (as defined in
Section 72(t)(2)(A) of the IRC) of
a registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform
Gifts to Minors Act or Uniform
Transfers to Minors Act or trust
accounts, the waiver applies upon
the death of all beneficial owners.
------------------------------------ ------------------ -------------------

                                       18

Redemptions by certain legacy                X                  X
retirement assets that meet the
requirements set forth in the SAI.
------------------------------------ ------------------ -------------------
Redemptions by the classes of                X            Not available.
shareholders who are permitted to
purchase shares at net asset
value, regardless of the size of
the purchase.  See "Buying Class A
shares at Net Asset Value" above.
------------------------------------ ------------------ -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments   Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       19

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Fund.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       20

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase  order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       21

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on an account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       22

About your account (continued)
How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       23

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments(R) Fund. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging Class C shares of one fund for the same class of shares in other funds,  your new shares will be subject to the same  contingent  deferred sales charge as the shares you originally  purchased.
The holding period for the contingent deferred sales charge will also remain the same,  with the  amount of time you held your  original  shares  being  credited toward the holding  period of your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully  before buying shares  through an exchange.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

                                       24

About your account (continued)
Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and contingent  deferred  sales charge for Class C shares  redeemed via a Systematic
Withdrawal  Plan will be waived if the annual  amount  withdrawn in each year is less than 12% of the account  balance on the date that the Plan is  established.
If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic  Withdrawal  Plan is  established,  all redemptions under the Plan will be  subject  to the  applicable  contingent  deferred  sales charge, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated. Moreover,

                                       25

the Fund's  market  timing  policy  does not  require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in  response to  frequent  trading,  such  frequent  trading  and market  timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

                                       26

About your account (continued)

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

                                       27

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       28

Financial highlights
The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  The  financial  information  presented  below has been audited  by Ernst & Young LLP,  whose  report,  along with the Fund's  financial statements,  is included in the Fund's annual  report,  which is available  upon request by calling 800 523-1918.  Financial highlights are not shown for Class R shares because these shares  commenced  operations after the close of the fiscal year.

Delaware Small Cap Core Fund                                                       Class A
                                                                                                         Year ended 11/30
                                                      2005            2004            2003            2002           2001

Net asset value, beginning of period               $14.600         $13.080         $10.290         $11.130         $9.090

Income from investment operations:
Net investment income(1)                             0.022           0.026           0.036           0.079          0.111
Net realized and unrealized gain on investments      1.035           2.481           3.350           0.069          2.082
                                                   -------         -------         -------         -------         ------
Total from investment operations                     1.057           2.507           3.386           0.148          2.193
                                                   -------         -------         -------         -------         ------
Less dividends and distributions from:
Net investment income                               (0.025)         (0.044)         (0.075)         (0.108)        (0.153)
Net realized gain on investments                    (4.252)         (0.943)         (0.521)         (0.880)          ----
                                                   -------         -------         -------         -------         ------
Total dividends and distributions                   (4.277)         (0.987)         (0.596)         (0.988)        (0.153)
                                                   -------         -------         -------         -------         ------
Net asset value, end of period                     $11.380         $14.600         $13.080         $10.290        $11.130
                                                   =======         =======         =======         =======        =======
Total return(2)                                       9.04%          20.62%          35.19%           1.08%         24.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $3,863             $20             $13           $----          $----
Ratio of expenses to average net assets               1.02%           0.75%           0.75%           0.75%          0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid
  indirectly                                          2.53%           1.30%           1.34%           1.34%          1.18%
Ratio of net investment income to average net
  assets                                              0.20%           0.20%           0.33%           0.74%          1.07%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly            (1.31%)         (0.35%)         (0.26%)          0.15%          0.63%
Portfolio turnover                                     104%            136%             44%             76%            82%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the  manager  and  distributor.  Performance  would have been lower had the expense limitation not been in effect.

                                       29

Delaware Small Cap Core Fund                                                 Class C
                                                                          8/1/05(1) to
                                                                            11/30/05

Net asset value, beginning of period                                        $11.590

Income from investment operations:
Net investment loss(2)                                                       (0.021)
Net realized and unrealized loss on investments                              (0.209)
                                                                            -------
Total from investment operations                                             (0.230)
                                                                            -------

Net asset value, end of period                                              $11.360
                                                                            =======

Total return(3)                                                               (1.98)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                        $866
Ratio of expenses to average net assets                                        2.00%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                        5.14%
Ratio of net investment loss to average net assets                            (0.56%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly                               (3.71%)
Portfolio turnover                                                              104%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

As of November 30, 2005,  Class R has one share  outstanding,  representing  the initial seed purchase. Shareholder data for this class are not disclosed because management does not believe them to be meaningful.

                                       30

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all of the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average daily net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average daily net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       31

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Appreciation
An increase in the value of an investment.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

                                       32

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in the fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily dollar value of one mutual share. Equal to a fund's net assets divided by the number of shares outstanding.

                                       33

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Index
The Russell 2000 Index is an unmanaged  index that measures the  performance  of the 2,000  smallest  companies  in the Russell  3000 Index,  which  measures the
performance  of  the  3,000  largest  U.S.   companies  based  on  total  market
capitalization.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

                                       34

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       35

DELAWARE SMALL CAP  Additional  information  about  the  Fund's  investments  is
CORE FUND           available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 523-1918.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available  free of charge,  through the Fund's  internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.
                    ------------------------------------------------------------

                    Web site
                    www.delawareinvestments.com

                    E-mail
                    service@delinvest.com

                    Shareholder Service Center
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:
                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.
                    o    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                    Delaphone Service
                    800 362-FUND (800 362-3863)

                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R)Funds  seven days a week, 24 hours a day,
                         use this Touch-Tone(R)service.

                    DELAWARE FUND SYMBOLS
                    Delaware Small Cap Core Fund      CUSIP              NASDAQ
                    Class A                         24610B883            DCCAX
                    Class C                         24610B867            DCCCX
                    Class R                         24610B834            DCCRX

                    Investment Company Act file number: 811-04997

                                       36

PR-480 [11/30] IVES 08/06

CORE-EQUITY                                          [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE SMALL CAP CORE FUND
                           CLASS B

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                            page 2
Delaware Small Cap Core Fund

How we manage the Fund                                  page 4
Our investment strategies                                    4
The securities we typically invest in                        5
The risks of investing in the Fund                           7
Disclosure of portfolio holdings information                 7

Who manages the Fund                                    page 8
Investment manager                                           8
Portfolio managers                                           8
Who's who?                                                   9

About your account                                     page 10
Investing in the Fund                                       10
   Dealer compensation                                      11
How to reduce your sales charge                             12
How to buy shares                                           15
Fair valuation                                              16
Retirement plans                                            16
Document delivery                                           16
How to redeem shares                                        17
Account minimums                                            18
Special services                                            19
Frequent trading of Fund shares                             20
Dividends, distributions and taxes                          22
Certain management considerations                           22
Manager of managers structure                               23

Financial highlights                                   page 24

Glossary                                               page 25

Additional Information                                 page 29

Profile: Delaware Small Cap Core Fund

What is the Fund's goal?
Delaware Small Cap Core Fund seeks long-term capital appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We  invest  primarily  in  stocks  of small  companies  that we  believe  have a combination of attractive valuations,  growth prospects,  and strong cash flows.
Under normal conditions,  at least 80% of the Fund's net assets will be invested in small cap companies  (the "80%  policy").  The Fund considers a company to be
"small  cap" if its market  capitalization  is within a range  greater  than the lower  capitalization  threshold  of  the  Russell  2000  Index  up to a  market capitalization  of $3  billion.  The Fund's  80%  policy can be changed  without shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices.  The  smaller  companies  that the Fund may invest in may involve greater risk than other companies due to their size,  narrower lines of products and services,  limited financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short term. In addition, the Fund may have large  investments in particular  industries at any given time  (although  never more  than 25% of its  assets  at the time of  purchase),  a  strategy  that may increase volatility.

For a more complete  discussion of risk,  please see "The risks of the investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Small Cap Core Fund performed?
There is no  performance  information  because the Fund's  Class B Shares had no shares outstanding as of the date of this Prospectus.

What are the Fund's fees and expenses?

------------------------------------------------- ----------------------------------------------------------------- ------------------
Sales charges are fees paid directly from your    Maximum sales charge (load) imposed on purchases as a
investments when you buy or sell shares of the    percentage of offering price                                                   none
Fund.                                             ----------------------------------------------------------------- ------------------
------------------------------------------------- Maximum sales charge (load) imposed on purchases as a
                                                  percentage of offering price                                                   none
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Maximum contingent deferred sales charge (load) as a percentage            4.00%(1)
                                                  of original purchase price or redemption price, whichever is lower
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Maximum sales charge (load) imposed on reinvested dividends                    none
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Redemption fees                                                                none
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Exchange fees                                                                  none
------------------------------------------------- ----------------------------------------------------------------- ------------------

------------------------------------------------- ----------------------------------------------------------------- ------------------
Annual fund operating expenses are deducted       Management fees                                                               0.75%
from the Fund's assets.
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Distribution and service (12b-1) fees                                         1.00%
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Other expenses                                                                1.48%
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Total operating expenses                                                      3.23%
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Fee waivers and payments(2)                                                 (1.23%)
------------------------------------------------- ----------------------------------------------------------------- ------------------
                                                  Net expenses                                                                  2.00%
------------------------------------------------- ----------------------------------------------------------------- ------------------

 ------------------------------------------------ ------------------------------------------------------ ---------- ------------------
 This example is intended to help you compare     CLASS(4)                                                       B                  B
 the cost of investing in the Fund to the cost                                                                          (if redeemed)
 of investing in other mutual funds with          ------------------------------------------------------ ---------- ------------------
 similar investment objectives. We show the       1 year                                                      $203               $603
 cumulative amount of Fund expenses on a          ------------------------------------------------------ ---------- ------------------
 hypothetical investment of $10,000 with an       3 years                                                     $880             $1,155
 annual 5% return over the time shown.(3)  This   ------------------------------------------------------ ---------- ------------------
 example reflects the net operating expenses      5 years                                                   $1,582             $1,807
 with expense waivers for the one-year            ------------------------------------------------------ ---------- ------------------
 contractual period and the total operating       10 years                                                  $3,285             $3,285
 expenses without expense waivers for years two   ------------------------------------------------------ ---------- ------------------
 through 10.  This is an example only, and does
 not represent future expenses, which may be
 greater or less than those shown here.

 ------------------------------------------------ ------------------------------------------------------ ---------- ------------------

(1)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(2)  The  investment  manager  has  contractually  agreed to waive  fees and pay expenses  through  March  31,  2007 in order  to  prevent  total  operating expenses  (excluding  any 12b-1  fees,  taxes,  interest,  brokerage  fees, extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(4)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       3

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We  strive  to  identify  stocks  of  small  companies  that  we  believe  offer above-average  opportunities  for  long-term  price  appreciation  based on: (1)
attractive valuations, (2) growth prospects and (3) strong cash flow.

The Fund employs a bottom-up security selection utilizing  quantitative screens, fundamental  research,  and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness  of an investment  based on a combination of valuation  measures,
earnings  expectations,   cash  flow  and  balance  sheet  quality.  In  further
evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental  research on certain  investments,  which often includes reviewing SEC filings, examining financial statements and meeting with top-level company  executives.  When  constructing the portfolio,  we apply controls to ensure the  portfolio has  acceptable  risk  characteristics.  These characteristics include, but are not limited to, size, valuation,  growth, yield and earnings  consistency.  This risk profile is then  compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal  market  conditions,  at least 80% of the Fund's net assets will be invested in small cap companies.  While the Fund will generally invest primarily in common stock of small cap companies  the Fund may also invest in  convertible securities, futures contracts, options on futures contracts and warrants.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       4

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, the Fund invests
represent shares of ownership in a       90% to 100% of net assets in
corporation. Stockholders participate    these stocks. Under normal
in the corporation's profits and         circumstances, at least 80% of
losses proportionate to the number of    the Fund's net assets will be
shares they own.                         invested in securities of
                                         small cap companies.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs):     The Fund may hold an unlimited
Securities of foreign entities issued    amount of ADRs that are actively
through a U.S. bank representing the     traded in the U.S. when we
bank's holdings of a stated number of    believe they offer greater value
shares of a foreign corporation. An      and greater appreciation
ADR entitles the holder to all           potential than U.S. securities.
dividends and capital gains earned by
the underlying foreign shares. ADRs
are bought and sold in the same way as
U.S. securities.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, the Fund uses
between a buyer of securities, such as   repurchase agreements as a
the Fund, and a seller of securities     short-term investment for the
in which the seller agrees to buy the    Fund's cash position. In order
securities back within a specified       to enter into these repurchase
time at the same price the buyer paid    agreements, the Fund must have
for them, plus an amount equal to an     collateral of at least 102% of
agreed upon interest rate. Repurchase    the repurchase price. The Fund
agreements are often viewed as           will only enter into repurchase
equivalent to cash.                      agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Fund may invest in privately
placed securities whose resale is        placed securities, including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's limit on
                                         illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Fund may invest up to 15% of
do not have a ready market, and cannot   net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- ----------------------------------
Options:  Securities that represent a    The Fund may write call options
right to buy or sell a security at an    and purchase put options on a
agreed upon price at a future date.      covered basis only, and will not
The purchaser of an option may or may    engage in option writing
not choose to go through with the        strategies for speculative
transaction. Certain options may be      purposes.
considered to be derivative securities.
---------------------------------------- ----------------------------------

The Fund may also invest in other securities,  including convertible securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending bank on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

                                       5

Temporary defensive positions
In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments in bonds,  cash or cash  equivalents.  These  investments may not be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  these  investments,  the Fund may be unable  to  achieve  its  investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market -- like the stock or      securities that we believe can
bond market -- will decline in value     perform well over an extended
because of factors such as economic      period of time regardless of
conditions, future expectations or       interim market fluctuations. We
investor confidence.                     do not try to predict overall
                                         stock market movements and
                                         generally do not trade for
                                         short-term purposes.
---------------------------------------- ----------------------------------
Industry and security risk  Industry     We follow a rigorous selection
risk is the risk that the value of       process before choosing
securities in a particular industry      securities and continually
will decline because of changing         monitor them while they remain
expectations for the performance of      in the portfolio.
that industry.  Securities risk is the
risk that the value of an individual     The Fund is a diversified
stock or bond will decline because of    portfolio with investments in
changing expectations for the            companies representing many
performance of the individual company    different industries. We do not
issuing the stock or bond.               make additional investments in a
                                         stock if that stock represents
                                         5% of net assets, nor in an
                                         industry if that industry
                                         represents 25% of net assets.
                                         However, it is likely that our
                                         holdings will be more
                                         concentrated in certain
                                         industries if the industry as a
                                         whole has strong value
                                         characteristics. This could
                                         increase volatility.
---------------------------------------- ----------------------------------
Small company risk is the risk that      The Fund maintains a diversified
prices of smaller company stocks may     portfolio, selects stocks
be more volatile than prices of larger   carefully and monitors them
company stocks because of limited        continually. And, because we
financial resources or dependence on     focus on stocks that are already
narrow product lines.                    selling at relatively low
                                         prices, we believe we may
                                         experience less price volatility
                                         than small cap funds that do not
                                         use a value-oriented strategy.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We analyze each company's
securities, particularly bonds with      financial situation and its cash
longer maturities, will decrease in      flow to determine the company's
value if interest rates rise and         ability to finance future
increase in value if interest rates      expansion and operations.  The
fall. However, investments in equity     potential effect that rising
securities by small-sized companies,     interest rates might have on a
which often borrow money to finance      stock is taken into
operations, may also be adversely        consideration before the stock
affected by rising interest rates.       is purchased.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Fund's portfolio
by political instability, changes in     in foreign corporations, often
currency exchange rates, foreign         through ADRs.  When we do
economic conditions or inadequate        purchase foreign securities,
regulatory and accounting standards.     they are often denominated in
                                         U.S. dollars. To the extent we
                                         invest in foreign securities, we
                                         invest primarily in issuers of
                                         developed countries, which are
                                         less likely to encounter these
                                         foreign risks than issuers in
                                         developing countries.  The Fund
                                         may use hedging techniques to
                                         help offset potential foreign
                                         currency losses.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price at which a fund values them.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.00% as a percentage  of the Fund's  average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio manager
Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla
have primary  responsibility for making the day-to-day  investment decisions for the Fund. Messrs. Adams, Morris,  Morris and Padilla assumed  responsibility for the Fund on November 1, 2004.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager,  is a member of the portfolio  construction  group  within the Delaware  Core Equity  Team.  He also performs analysis and research to support the portfolio management function.  He joined  Delaware  Investments  in 1995 after  several  years'  experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both bachelor's and master's  degrees in history and economics from Oxford  University,  England and received an MBA with dual majors in Finance & Insurance/Risk Management from the Wharton School of the University of Pennsylvania. He is a CFA Charterholder.
Mr. Adams is also a member of the CFA Institute and President of the CFA Society of Philadelphia.

Francis X.  Morris,  Senior  Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 1997. In his current role, Mr. Morris is a group leader responsible for Core Equity  Investments as well as Director of Equity Research.
Prior to joining Delaware Investments,  he served as Vice President and Director of Equity  Research at PNC Asset  Management.  He is a past president of the CFA
Society of Philadelphia and is a member of the CFA Institute.  In addition,  Mr.
Morris is a former officer of the National  Association of Petroleum  Investment
Analysts.  Mr. Morris received a bachelor's  degree from Providence  College and holds an MBA degree from Widener University.

Michael S.  Morris,  Vice  President/Portfolio  Manager/Senior  Equity  Analyst,
joined  Delaware  Investments in 1999. Mr. Morris is a portfolio  manager on the
Delaware  Core Equity  team.  Prior to joining  the firm,  he worked as a senior equity analyst at Newbold's Asset Management,  covering  financial  stocks.  Mr.
Morris  began his  investment  career in 1993 at Ohio  Casualty.  He earned  his bachelor's of science degree in finance from Indiana University, and is a member of the Bank and Financial Analysts Association.

Donald  G.  Padilla,  Vice  President/Portfolio  Manager,  is a  member  of  the portfolio  construction  group  within the Delaware  Core Equity  team.  He also performs analysis and research to support the portfolio management function. Mr.
Padilla joined  Delaware  Investments in 1994 as an Assistant  Controller in the
treasury   function,   responsible  for  managing  corporate  cash  investments,
developing  financial  models and the  financial  operations of the Lincoln Life
401(k) annuities segment. Before joining Delaware Investments, he held positions at the Vanguard Group. Mr. Padilla holds a bachelor's  degree in Accounting from
Lehigh University. He is a CFA Charterholder. Mr. Padilla is a member of the CFA
Institute and the CFA Society of Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments funds.

 Investment Manager                          Board of Trustees                Custodian
 Delaware Management Company                                                  JPMorgan Chase Bank
 2005 Market Street                          The Fund                         4 Chase Metrotech Center
 Philadelphia, PA 19103-7094                                                  Brooklyn, NY 11245

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 8 for details)           Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients--analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund
The Fund's Class B shares are described  below. The Fund also offers other share classes.  Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fees no greater than 1% of average daily net assets
     (of which  0.25% are  service  fees)  paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The share class may be eligible  for  purchase  through  programs  sponsored  by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

The  Fund's  Class B has  adopted a separate  12b-1  plan that  allows it to pay distribution  fees for the sale and  distribution  of its shares.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares of the Fund,  even if those shares are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       10

Dealer compensation
Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------- ----------------
                                        Class B(1)
------------------------------------- ----------------
Commission (%)                             4.00%
------------------------------------- ----------------
  Investment up to $49,999                   -
------------------------------------- ----------------
  $50,000 to $99,999                         -
------------------------------------- ----------------
  $100,000 to $249,999                       -
------------------------------------- ----------------
  $250,000 to $499,999                       -
------------------------------------- ----------------
  $500,000 to $999,999                       -
------------------------------------- ----------------
  $1,000,000 to $4,999,999                   -
------------------------------------- ----------------
  $5,000,000 to $24,999,999                  -
------------------------------------- ----------------
  $25,000,000 or more                        -
------------------------------------- ----------------
12b-1 Fee to Dealer                        0.25%
------------------------------------- ----------------

(1)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

                                       11

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced internal sales charge.

-------------------------- ------------------------------------ ------------------------------------------
         Program                      How it works                               Class B
                                                                                 Shares
-------------------------- ------------------------------------ ------------------------------------------
Letter of Intent           Through a Letter of Intent you       Although the Letter of Intent and Rights
                           agree to invest a certain amount     of Accumulation do not apply to the
                           in Delaware Investments(R)Funds       purchase of Class B shares, you can
                           (except money market funds with      combine your purchase of Class A shares
                           no sales charge) over a 13-month     with your purchase of Class B shares to
                           period to qualify for reduced        fulfill your Letter of Intent or qualify
                           front-end sales charges.             for Rights of Accumulation.
-------------------------- ------------------------------------ ------------------------------------------
Rights of Accumulation     You can combine your holdings or
                           purchases of all funds in the
                           Delaware Investments(R)Funds
                           (except money market funds with
                           no sales charge) as well as the
                           holdings and purchases of your
                           spouse and children under 21 to
                           qualify for reduced front-end
                           sales charges.
-------------------------- ------------------------------------ ------------------------------------------
Reinvestment of            Up to 12 months after you redeem     For Class B, your account will be
Redeemed Shares            shares, you can reinvest the         credited with the contingent deferred
                           proceeds without paying a sales      sales charge you previously paid on
                           charge as noted to the right.        the amount you are reinvesting.  Your
                                                                schedule for contingent deferred sales
                                                                charges and conversion to Class A will
                                                                not start over again; it will pick up
                                                                from the point at which you redeemed
                                                                your shares.
-------------------------- ------------------------------------ ------------------------------------------
SIMPLE IRA, SEP IRA,       These investment plans may           There is no reduction in sales charges
SARSEP, Prototype          qualify for reduced sales            for Class B shares for group purchases
Profit Sharing,            charges by combining the             by retirement plans.
Pension, 401(k),           purchases of all members of the
SIMPLE 401(k),             group. Members of these groups
403(b)(7), and 457         may also qualify to purchase
Retirement Plans           shares without a front-end sales
                           charge and may qualify for a
                           waiver of any contingent
                           deferred sales charges on Class
                           A shares.
-------------------------- ------------------------------------ ------------------------------------------

                                       12

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- -------------------------
Category                                                             B
--------------------------------------------------------- -------------------------
Redemptions in accordance with a Systematic Withdrawal               X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- -------------------------
Redemptions that result from the Fund's right to                     X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- -------------------------
Distributions to participants or beneficiaries from a          Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- -------------------------
Redemptions pursuant to the direction of a participant         Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- -------------------------
Periodic distributions from an individual retirement                 X
account (i.e., IRA, ROTH IRA, EDUCATION OR COVERDELL
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan (403(b)(7) plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Internal Revenue Code
("IRC") or a hardship or unforeseen emergency provision
in the qualified plan as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
--------------------------------------------------------- -------------------------
Returns of Excess Contributions due to any regulatory                X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- -------------------------
Distributions by other employee benefit plans to pay           Not available.
benefits.
--------------------------------------------------------- -------------------------
Systematic withdrawals from a retirement account or                  X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
The systematic withdrawal may be pursuant to Delaware
Investments(R)Funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the IRC.
--------------------------------------------------------- -------------------------

                                       13

Distributions from an account of a redemption resulting              X
from the death or disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- -------------------------
Redemptions by certain legacy retirement assets that           Not available.
meet the requirements set forth in the SAI.
--------------------------------------------------------- -------------------------
Redemptions by the classes of shareholders who are             Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- -------------------------

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments   Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       14

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       15

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase  order.  We determine the NAV per share for each Class of the Fund at the close of  regular  trading on the NYSE on each
Business  Day.  The NAV per share for each  class of the Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  We generally  price  securities  and other assets for which market  quotations  are readily available at their market value. We price fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Board of Trustees. We price any fixed-income  securities that have a maturity of less than 60 days at amortized cost, which  approximates market value. For all other securities,  we use methods approved by the Board of
Trustees that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       16

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on an account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       17

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors
Act and Uniform  Transfers  to Minors Act  accounts or accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       18

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging Class B shares of one fund for the same class of shares in other funds,  your new shares will be subject to the same  contingent  deferred sales charge as the shares you originally  purchased.
The holding period for the contingent deferred sales charge will also remain the same,  with the  amount of time you held your  original  shares  being  credited toward the holding  period of your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully  before buying shares  through an exchange.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

                                       19

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable  contingent deferred sales change for Class B shares redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each  year is less  than  12% of the  account  balance  on the  date the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all redemptions under the Plan will be subject to the contingent  deferred sales charge, including as assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity. If the Fund

                                       20

elects not to take any action in  response to frequent  trading,  such  frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

                                       21

About your account (continued)

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

                                       22

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       23

Financial highlights

There are no  financial  highlights  for the Fund's  Class B shares  because the
Class had not commenced operations as of the date of this Prospectus.

                                       24

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

                                       25

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in the fund's portfolio, less any liabilities.

                                       26

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Index
The Russell 2000 Index is an unmanaged  index that measures the  performance  of the 2,000  smallest  companies  in the Russell  3000 Index,  which  measures the
performance  of  the  3,000  largest  U.S.   companies  based  on  total  market
capitalizations.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

                                       27

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       28

               Additional  information about the Fund's investments is available in the Fund's annual and semiannual  reports to shareholders.  In the Fund's shareholder reports, you will find a discussion of the market  conditions and investment  strategies that  significantly affected the Fund's  performance during the period covered by the report.  You can  find  more  information  about  the Fund in the current Statement of Additional  Information (SAI), which we have filed  electronically with the Securities and Exchange Commission
               (SEC)  and  which is  legally  a part of this  Prospectus  (it is incorporated  by reference).  If you want a free copy of the SAI, the annual or  semiannual  report,  or if you have any  questions about  investing in the Fund,  you can write to us at 2005 Market
               Street,  Philadelphia,  PA  19103-7094,  or  call  toll-free  800
               523-1918.  The Fund's SAI and  annual and  semiannual  reports to shareholders  are also  available  free of  charge,  through  the
               Fund's internet Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about  the Fund  from your financial advisor.

               You can find reports and other  information about the Fund on the
               EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this  information,  after  payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section  of  the  SEC,  Washington,  D.C.
               20549-0102. Information about the Fund, including its SAI, can be reviewed  and  copied  at the  SEC's  Public  Reference  Room  in
               Washington,  D.C. You can get information on the Public Reference
               Room by calling the SEC at 202 942-8090.
               -----------------------------------------------------------------

               Web Site
               www.delawareinvestments.com

               E-Mail
               service@delinvest.com

               Shareholder Service Center
               800 523-1918

               Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7
               p.m. Eastern Time:

               o    For  fund   information,   literature,   price,   yield  and
                    performance figures.

               o    For information on existing regular investment  accounts and retirement plan accounts  including wire  investments,  wire redemptions, telephone redemptions and telephone exchanges.

               Delaphone Service
               800 362-FUND (800 362-3863)

               o    For  convenient  access to  account  information  or current performance information on all Delaware  Investments(R)Funds
                    seven   days   a   week,   24   hours   a  day,   use   this
                    Touch-Tone(R)service.

               Investment Company Act file number: 811-04997

PR-480 [11/30] CC 08/06

                                       29

CORE-EQUITY                                          [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE SMALL CAP CORE FUND
                           INSTITUTIONAL CLASS

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
        DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS
    PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                       page  2
Delaware Small Cap Core Fund                             2

How we manage the Fund                             page  5
Our investment strategies                                5
The securities we typically invest in                    6
The risks of investing in the Fund                       8
Disclosure of portfolio holdings information             8

Who manages the Fund                               page  9
Investment manager                                       9
Portfolio managers                                       9
Who's who?                                              10

About your account                                 page 11
Investing in the Fund                                   11
How to buy shares                                       12
Fair valuation                                          13
Document delivery                                       13
How to redeem shares                                    14
Account minimum                                         14
Exchanges                                               14
Frequent trading of Fund shares                         15
Dividends, distributions and taxes                      16
Certain management considerations                       17
Manager of managers structure                           17

Financial highlights                               page 18

Glossary                                           page 20

Additional information                             page 23

                                       1

Profile: Delaware Small Cap Core Fund

What is the Fund's goal?
Delaware Small Cap Core Fund seeks long-term capital appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We  invest  primarily  in  stocks  of small  companies  that we  believe  have a combination of attractive valuations,  growth prospects,  and strong cash flows.
Under normal conditions,  at least 80% of the Fund's net assets will be invested in small cap companies  (the "80%  policy").  The Fund considers a company to be
"small  cap" if its market  capitalization  is within a range  greater  than the lower  capitalization  threshold  of  the  Russell  2000  Index  up to a  market capitalization  of $3  billion.  The Fund's  80%  policy can be changed  without shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices.  The  smaller  companies  that the Fund may invest in may involve greater risk than other companies due to their size,  narrower lines of products and services,  limited financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short term. In addition, the Fund may have large  investments in particular  industries at any given time  (although  never more  than 25% of its  assets  at the time of  purchase),  a  strategy  that may increase volatility.

For a more complete  discussion of risk,  please see "The risks of the investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Small Cap Core Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how the annual returns for the Fund's  Institutional  Class shares have varied  over the past seven  calendar  years as well as the average  annual returns of Institutional  Class shares for the one-year,  five-year and lifetime periods.  Prior  to  August  1,  2005,  the  Fund  had  not  engaged  in a broad distribution  effort of its  shares and had been  subject to limited  redemption
requests.   The  Fund's  past  performance  (before  and  after  taxes)  is  not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional information about the expense caps.

On  November  1, 2004,  the Fund's  strategy  and  management  changed.  The new management  team  retained the Fund's small cap focus by investing  primarily in stocks of small  companies that are believed to have a combination of attractive valuations, growth prospects and strong cash flows.

Year-by-year total return (Institutional Class)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

-------- -------- --------- ------------ ------------ ------------- ------------
   1999     2000      2001         2002         2003          2004         2005
-------- -------- --------- ------------ ------------ ------------- ------------
  8.24%   14.04%    18.27%       -6.84%        42.70        21.39%        5.44%
-------- -------- --------- ------------ ------------ ------------- ------------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -15.51% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05
---------------------------------------------- ------------- ------------ --------------------------
                                                  1 year       5 years      Lifetime (12/29/98)*
---------------------------------------------- ------------- ------------ --------------------------
Return before taxes                                   5.44%        15.01%                     14.54%
---------------------------------------------- ------------- ------------ --------------------------
Return after taxes on distributions                   4.71%       12.42%                     12.09%
---------------------------------------------- ------------- ------------ --------------------------
Return after taxes on distributions
  and sale of Fund shares                             3.65%       12.16%                     11.72%
---------------------------------------------- ------------- ------------ --------------------------
Russell 2000 Index (reflects no
  deduction for fees, expenses or taxes)              4.55%        8.22%                      8.29%
---------------------------------------------- ------------- ------------ --------------------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Index.  You should  remember  that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 2000 Index  reports  returns on a monthly  basis as of the last day of the month.  This figure  reflects the return from  December 31, 1998 through December 31, 2005.

                                       3

What are the Fund's fees and expenses?

-------------------------------------------------- ------------------------------------------------ -----------
You do not pay sales charges directly from         Maximum sales charge (load) imposed on
your investments when you buy or sell shares       purchases as a percentage of offering price            none
of the Institutional Class.                        ------------------------------------------------ -----------
                                                   Maximum contingent deferred sales charge
                                                   (load) as a percentage of original purchase
                                                   price or redemption price, whichever is lower          none
                                                   ------------------------------------------------ -----------
                                                   Maximum sales charge (load) imposed on
                                                   reinvested dividends                                   none
                                                   ------------------------------------------------ -----------
                                                   Redemption fees                                        none
                                                   ------------------------------------------------ -----------
                                                   Exchange fees(1)                                       none
-------------------------------------------------- ------------------------------------------------ -----------

-------------------------------------------------- ------------------------------------------------ -----------
Annual fund operating expenses are                 Management fees                                       0.75%
deducted from the Fund's assets.                   ------------------------------------------------ -----------
                                                   Distribution and service (12b-1) fees                  none
                                                   ------------------------------------------------ -----------
                                                   Other expenses                                        1.48%
                                                   ------------------------------------------------ -----------
                                                   Total operating expenses                              2.23%
                                                   ------------------------------------------------ -----------
                                                   Fee waivers and payments(2)                          (1.23%)
                                                   ------------------------------------------------ -----------
                                                   Net expenses                                          1.00%
-------------------------------------------------- ------------------------------------------------ -----------

-------------------------------------------------- ------------------------------------------------ -----------
This example is intended to help you compare       1 year                                                 $102
the cost of investing in the Fund to the cost of   ------------------------------------------------ -----------
investing in other mutual funds with similar       3 years                                                $579
investment objectives. We show the cumulative      ------------------------------------------------ -----------
amount of Fund expenses on a hypothetical          5 years                                              $1,082
investment of $10,000 with an annual 5%            ------------------------------------------------ -----------
return over the time shown.(3) This example        10 years                                             $2,468
reflects the net operating expenses with           ------------------------------------------------ -----------
expense waivers for the one-year contractual
period and the total operating expenses
without waivers for years two through 10.
This is an example only, and does not represent
future expenses, which may be greater or less
than those shown here.
-------------------------------------------------- ------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirement    of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We  strive  to  identify  stocks  of  small  companies  that  we  believe  offer above-average  opportunities  for  long-term  price  appreciation  based on: (1)
attractive valuations, (2) growth prospects and (3) strong cash flow.

The Fund employs a bottom-up security selection utilizing  quantitative screens, fundamental  research,  and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness  of an investment  based on a combination of valuation  measures,
earnings  expectations,   cash  flow  and  balance  sheet  quality.  In  further
evaluating  the  attractiveness  of an investment,  we consider  factors such as business  conditions in the company's  industry and its competitive  position in that industry.  We conduct fundamental  research on certain  investments,  which often includes reviewing SEC filings, examining financial statements and meeting with top-level company  executives.  When  constructing the portfolio,  we apply controls to ensure the  portfolio has  acceptable  risk  characteristics.  These characteristics include, but are not limited to, size, valuation,  growth, yield and earnings  consistency.  This risk profile is then  compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal  market  conditions,  at least 80% of the Fund's net assets will be invested in small cap companies.  While the Fund will generally invest primarily in  common  stock of small  cap  companies,  from time to time the Fund may also
invest  in  convertible  securities,   futures  contracts,  options  on  futures
contracts and warrants.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, the Fund invests
represent shares of ownership in a       90% to 100% of net assets in
corporation. Stockholders participate    these stocks. Under normal
in the corporation's profits and         circumstances, at least 80% of
losses proportionate to the number of    the Fund's net assets will be
shares they own.                         in securities of small cap
                                         companies.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs):     The Fund may hold an unlimited
Securities of foreign entities issued    amount of ADRs that are actively
through a U.S. bank representing the     traded in the U.S. when we
bank's holdings of a stated number of    believe they offer greater value
shares of a foreign corporation. An      and greater appreciation
ADR entitles the holder to all           potential than U.S. securities.
dividends and capital gains earned by
the underlying foreign shares.  ADRs
are bought and sold in the same way as
U.S. securities.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, the Fund uses
between a buyer of securities, such as   repurchase agreements as a
the Fund, and a seller of securities     short-term investment for the
in which the seller agrees to buy the    Fund's cash position. In order
securities back within a specified       to enter into these repurchase
time at the same price the buyer paid    agreements, the Fund must have
for them, plus an amount equal to an     collateral of at least 102% of
agreed upon interest rate. Repurchase    the repurchase price. The Fund
agreements are often viewed as           will only enter into repurchase
equivalent to cash.                      agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Fund may invest in privately
placed securities whose resale is        placed securities including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's 15% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Fund may invest up to 15% of
do not have a ready market, and cannot   net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- ----------------------------------
Options: Securities that represent a     The Fund may write call options
right to buy or sell a security at an    and purchase put options on a
agreed upon price at a future date.      covered basis only, and will not
The purchaser of an option may or may    engage in option writing
not choose to go through with the        strategies for speculative
transaction. Certain options may be      purposes.
considered to be derivative securities.
---------------------------------------- ----------------------------------

The Fund may also invest in other securities,  including convertible securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

                                       6

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       7

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

----------------------------------------- ----------------------------------
                 Risks                      How we strive to manage them
----------------------------------------- ----------------------------------
Market risk is the risk that all or a     We maintain a long-term
majority of the securities in a certain   investment approach and focus on
market -- like the stock or bond market   securities that we believe can
-- will decline in value because of       perform well over an extended
factors such as economic conditions,      period of time regardless of
future expectations or investor           interim market fluctuations. We
confidence.                               do not try to predict overall
                                          stock market movements and
                                          generally do not trade for
                                          short-term purposes.
----------------------------------------- ----------------------------------
Industry and security risk Industry       We follow a rigorous selection
risk is the risk that the value of        process before choosing
securities in a particular industry       securities and continually
will decline because of changing          monitor them while they remain
expectations for the performance of       in the portfolio.
that industry.  Securities risk is the
risk that the value of an individual      The Fund is a diversified
stock or bond will decline because of     portfolio with investments in
changing expectations for the             companies representing many
performance of the individual company     different industries. We do not
issuing the stock or bond.                make additional investments in a
                                          stock if that stock represents
                                          5% of net assets, nor in an
                                          industry if that industry
                                          represents 25% of net assets.
                                          However, it is likely that our
                                          holdings will be more
                                          concentrated in certain
                                          industries if the industry as a
                                          whole has strong value
                                          characteristics. This could
                                          increase volatility.
----------------------------------------- ----------------------------------
Small company risk is the risk that       The Fund maintains a diversified
prices of smaller company stocks may be   portfolio, selects stocks
more volatile than prices of larger       carefully and monitors them
company stocks because of limited         continually. And, because we
financial resources or dependence on      focus on stocks that are already
narrow product lines.                     selling at relatively low
                                          prices, we believe we may
                                          experience less price volatility
                                          than small cap funds that do not
                                          use a value-oriented strategy.
----------------------------------------- ----------------------------------
Interest rate risk is the risk that       We analyze each company's
securities, particularly bonds with       financial situation and its cash
longer maturities, will decrease in       flow to determine the company's
value if interest rates rise and          ability to finance future
increase in value if interest rates       expansion and operations.  The
fall. However, investments in equity      potential effect that rising
securities by small-sized companies,      interest rates might have on a
which often borrow money to finance       stock is taken into
operations, may also be adversely         consideration before the stock
affected by rising interest rates.        is purchased.
----------------------------------------- ----------------------------------
Foreign risk is the risk that foreign     We typically invest only a small
securities may be adversely affected by   portion of the Fund's portfolio
political instability, changes in         in foreign corporations, often
currency exchange rates, foreign          through ADRs.  When we do
economic conditions or inadequate         purchase foreign securities,
regulatory and accounting standards.      they are often denominated in
                                          U.S. dollars. To the extent we
                                          invest in foreign securities, we
                                          invest primarily in issuers of
                                          developed countries, which are
                                          less likely to encounter these
                                          foreign risks than issuers in
                                          developing countries.  The Fund
                                          may use hedging techniques to
                                          help offset potential foreign
                                          currency losses.
----------------------------------------- ----------------------------------
Liquidity risk is the possibility that    We limit exposure to illiquid
securities cannot be readily sold         securities to no more than 15%
within seven days at approximately the    of the Fund's net assets.
price at which a fund values them.
----------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.00% as a percentage  of the Fund's  average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio manager
Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla
have primary  responsibility for making day-to-day  investment decisions for the
Fund. Messrs. Adams, Morris,  Morris and Padilla assumed  responsibility for the
Fund on November 1, 2004.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager,  is a member of the portfolio  construction  group  within the Delaware  Core Equity  team.  He also performs analysis and research to support the portfolio management function.  He joined  Delaware  Investments  in 1995 after  several  years'  experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both bachelor's and master's  degrees in history and economics from Oxford  University,  England and received an MBA with dual majors in Finance & Insurance/Risk Management from the Wharton School of the University of Pennsylvania. He is a CFA Charterholder.
Mr. Adams is also a member of the CFA Institute and President of the CFA Society of Philadelphia.

Francis X.  Morris,  Senior  Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 1997. In his current role, Mr. Morris is a group leader responsible for Core Equity  Investments as well as Director of Equity Research.
Prior to joining Delaware Investments,  he served as Vice President and Director of Equity  Research at PNC Asset  Management.  He is a past president of the CFA
Society of Philadelphia and is a member of the CFA Institute.  In addition,  Mr.
Morris is a former officer of the National  Association of Petroleum  Investment
Analysts.  Mr. Morris received a bachelor's  degree from Providence  College and holds an MBA degree from Widener University.

Michael S.  Morris,  Vice  President/Portfolio  Manager/Senior  Equity  Analyst,
joined  Delaware  Investments in 1999. Mr. Morris is a portfolio  manager on the
Delaware  Core Equity  team.  Prior to joining  the firm,  he worked as a senior equity analyst at Newbold's Asset Management,  covering  financial  stocks.  Mr.
Morris  began his  investment  career in 1993 at Ohio  Casualty.  He earned  his bachelor's of science degree in finance from Indiana University, and is a member of the Bank and Financial Analysts Association.

Donald  G.  Padilla,  Vice  President/Portfolio  Manager,  is a  member  of  the portfolio  construction  group  within the Delaware  Core Equity  team.  He also performs analysis and research to support the portfolio management function. Mr.
Padilla joined  Delaware  Investments in 1994 as an Assistant  Controller in the
treasury   function,   responsible  for  managing  corporate  cash  investments,
developing  financial  models and the  financial  operations of the Lincoln Life
401(k) annuities segment. Before joining Delaware Investments, he held positions at the Vanguard Group. Mr. Padilla holds a bachelor's  degree in Accounting from
Lehigh University. He is a CFA Charterholder. Mr. Padilla is a member of the CFA
Institute and the CFA Society of Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       9

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 8 for details)

                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       10

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       11

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  manager,  or its  affiliates  and  clients of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate
     sponsors,  subsidiaries,   related  employee  benefit  plans  and  rollover
     individual  retirement  accounts of, or from, such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted to the advisor for  investment  purposes.  Use of the
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  Distributor  or service agent or one or more of
     their  affiliates   provide   recordkeeping,   administrative,   investment
     management, marketing distribution or similar services; and

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

                                       12

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial  purchase by wire,  you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware Investments Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

                                       13

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an account in the same Delaware  Investments  Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please  call  your  Client  Services  Representative  at
800-510-4015.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       14

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on an account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments  Fund. If you exchange  shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of  another  Delaware  Investments  Fund.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

                                       15

About your account (continued)

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences. Funds that may be adversely affected

                                       16

by such arbitrage include,  in particular,  funds that  significantly  invest in small-cap securities,  technology and other specific industry sector securities, and in certain fixed-income securities,  such as high-yield bonds,  asset-backed securities or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       17

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware Investments Funds, as well as similar investment vehicles,  such as
529 Plans. A "529 Plan" is a college savings program that operates under Section
529 of the Internal  Revenue Code.  From time to time,  the Fund may  experience large  investments or redemptions  due to allocations or  rebalancings  by these funds of funds and/or  similar  investment  vehicles.  While it is impossible to predict  the  overall  impact of these  transactions  over time,  there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities  or invest cash at times when it would not  otherwise do so.
These  transactions  could  also have tax  consequences  if sales of  securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       18

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  The  financial  information  presented  below has been audited  by Ernst & Young LLP,  whose  report,  along with the Fund's  financial statements,  is included in the Fund's annual  report,  which is available  upon request by calling 800 510-4015.

Delaware Small Cap Core Fund
                                                                                              Year ended 11/30
                                                       2005         2004         2003        2002         2001

Net asset value, beginning of period                $14.600      $13.080      $10.290     $11.130       $9.090

Income from investment operations:
Net investment income(1)                              0.031        0.026        0.036       0.079        0.111
Net realized and unrealized gain on
  investments                                         1.036        2.481        3.350       0.069        2.082
                                                     ------       ------       ------      ------        -----
Total from investment operations                      1.067        2.507        3.386       0.148        2.193
                                                     ------       ------       ------      ------        -----
Less dividends and distributions from:
Net investment income                                (0.025)      (0.044)      (0.075)     (0.108)      (0.153)
Net realized gain on investments                     (4.252)      (0.943)      (0.521)     (0.880)         ---
                                                     ------       ------       ------      ------        -----
Total dividends and distributions                    (4.277)      (0.987)      (0.596)     (0.988)      (0.153)
                                                     ------       ------       ------      ------        -----
Net asset value, end of period                      $11.390      $14.600      $13.080     $10.290      $11.130
                                                     ======       ======       ======      ======       ======
Total return(2)                                        9.14%       20.62%       35.19%       1.08%       24.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $6,645       $4,765       $3,948      $2,921       $2,890
Ratio of expenses to average net assets                0.94%        0.75%        0.75%       0.75%        0.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                             2.23%        1.00%        1.04%       1.04%        0.88%
Ratio of net investment income to
  average net assets                                   0.28%        0.20%        0.33%       0.74%        1.07%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly             (1.01%)      (0.05%)       0.04%       0.45%        0.93%
Portfolio turnover                                      104%         136%          44%         76%          82%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       19

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all of the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average daily net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average daily net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       20

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

                                       21

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National Association of Securities Dealers,  Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

                                       22

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Index
The Russell 2000 Index is an unmanaged  index that measures the  performance  of the 2,000  smallest  companies  in the Russell  3000 Index,  which  measures the
performance  of  the  3,000  largest  U.S.   companies  based  on  total  market
capitalization.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       23

DELAWARE SMALL Additional  information about the Fund's investments is available
CAP CORE FUND  in the Fund's annual and semiannual  reports to shareholders.  In the Fund's shareholder reports, you will find a discussion of the market  conditions and investment  strategies that  significantly affected the Fund's  performance during the period covered by the report.  You can  find  more  information  about  the Fund in the current Statement of Additional  Information (SAI), which we have filed  electronically with the Securities and Exchange Commission
               (SEC)  and  which is  legally  a part of this  Prospectus  (it is incorporated  by reference).  If you want a free copy of the SAI, the annual or  semiannual  report,  or if you have any  questions about  investing in the Fund,  you can write to us at 2005 Market
               Street,  Philadelphia,  PA  19103-7094,  or  call  toll-free  800
               510-4015.  The Fund's SAI and  annual and  semiannual  reports to shareholders  are also  available  free of  charge,  through  the
               Fund's internet Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about  the Fund  from your financial advisor.

               You can find reports and other  information about the Fund on the
               EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this  information,  after  payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section  of  the  SEC,  Washington,  D.C.
               20549-0102. Information about the Fund, including its SAI, can be reviewed  and  copied  at the  SEC's  Public  Reference  Room  in
               Washington,  D.C. You can get information on the Public Reference
               Room by calling the SEC at 202 942-8090.
               -----------------------------------------------------------------

               Web Site
               www.delawareinvestments.com

               E-mail
               service@delinvest.com

               Client Services Representative
               800 510-4015

               Delaphone Service
               800 362-FUND (800 362-3863)

               For   convenient   access  to  account   information  or  current
               performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

               DELAWARE FUND SYMBOLS
               Delaware Small Cap Core Fund      CUSIP             NASDAQ
               Institutional Class               24610B859         DCCIX

               Investment Company Act file number: 811-4997

                                       24

PR-483 [11/30] IVES 08/06

VALUE-EQUITY                                         [DELAWARE INVESTMENTS LOGO]

Prospectus      MARCH 30, 2006

                DELAWARE SMALL CAP VALUE FUND
                CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page  2
Delaware Small Cap Value Fund                              2

How we manage the Fund                               page  5
Our investment strategies                                  5
The securities we typically invest in                      6
The risks of investing in the Fund                         8
Disclosure of portfolio holdings information               8

Who manages the Fund                                 page  9
Investment manager                                         9
Portfolio managers                                         9
Who's who?                                                10

About your account                                   page 11
Investing in the Fund                                     11
   Choosing a class share                                 11
   Dealer compensation                                    14
How to reduce your sales charge                           15
How to buy shares                                         19
Fair valuation                                            20
Retirement plans                                          20
Document delivery                                         20
How to redeem shares                                      21
Account minimums                                          22
Special services                                          23
Frequent trading of Fund shares                           24
Dividends, distributions and taxes                        26
Certain management considerations                         27
Manager of managers structure                             27

Financial highlights                                 page 28

Glossary                                             page 30

Additional information                               page 33

Profile: Delaware Small Cap Value Fund

The Fund is  closed  to new  investors.  Existing  shareholders  of the Fund and certain  eligible  investors,  as set forth  below,  may  continue  to  purchase additional  shares in  existing or new  accounts,  including  purchases  through reinvestment  of  dividends  or  capital  gains  distributions,  and  exchanges.
Eligible investors include:

o    Shareholders of the Fund as of the closing date;

o    Qualified  retirement  plans  (such as 401(k)  plans,  403(b)  plans or 457 plans) and IRA transfers and rollovers from these plans; and

o    Certain  mutual  funds or other  investment  products  (including,  but not limited to, 529 plans) for which the Fund's manager or an affiliate  serves as investment advisor.

Please  keep in mind  that if you  sell all the  shares  in your  account,  your account will be closed and you will not be able to buy additional Fund shares or to reopen your account.

The Fund reserves the right to modify this policy at any time.

What is the Fund's goal?
Delaware Small Cap Value Fund seeks capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company,  its management,  the prospects for its  industry  and any  anticipated  changes  within the company  that might suggest a more favorable outlook going forward.  Under normal circumstances,  at
least   80%  of   the   Fund's   net   assets   will   be  in   investments   of
small-capitalization  companies (the "80% policy"). The Fund considers a company to be "small cap" if its market  capitalization  is within a range  greater than the lower  capitalization  threshold  of the  Russell  2000 Index up to a market capitalization  of $3  billion.  The Fund's  80%  policy can be changed  without shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic  changes.  Investments  of smaller  companies may  experience  volatile trading and price fluctuations, especially in the short-term.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Small Cap Value Fund performed?

                                       2

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and ten-year or lifetime periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------- -------- -------- -------- -------- -------- -------- -------- -------- --------
   1996     1997     1998     1999     2000     2001     2002     2003     2004     2005
-------- -------- -------- -------- -------- -------- -------- -------- -------- --------
 22.12%   33.03%   -5.10%   -5.66%   17.07%   11.22%   -6.33%   41.73%   21.04%    8.61%
-------- -------- -------- -------- -------- -------- -------- -------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 19.86% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -16.95% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------- ----------- ----------- -----------
                                           1 year     5 years 10 years or
                                                               Lifetime**
------------------------------------- ----------- ----------- -----------
Class A return before taxes                  2.37%      12.84%      12.03%
------------------------------------- ----------- ----------- -----------
Class A return after taxes on
 distributions                               1.01%      11.28%      10.24%
------------------------------------- ----------- ----------- -----------
Class A return after taxes on
 distributions and sale of
 Fund shares                                 2.97%      10.75%       9.79%
------------------------------------- ----------- ----------- -----------
Class B return before taxes*                 3.90%      13.12%      12.06%
------------------------------------- ----------- ----------- -----------
Class C return before taxes*                 6.87%      13.40%      11.92%
------------------------------------- ----------- ----------- -----------
Class R return before taxes                  8.35%        N/A       20.64%
------------------------------------- ----------- ----------- -----------
Russell 2000 Value Index (reflects
no deduction for fees, expenses
 or taxes)                                   4.74%      13.55%      13.08%
------------------------------------- ----------- ----------- -----------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Value Index.  You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption of shares at end of period.  The ten-year returns  for Class B shares  reflect  conversion  to Class A shares  after eight years.  If shares  were not  redeemed,  the  returns for Class B would be 7.86%,
13.40%  and  12.06%  for  the   one-year,   five-year   and  ten-year   periods,
respectively.  If shares were not redeemed, the returns before taxes for Class C would be 7.86%,  13.40% and  11.92% for the  one-year,  five-year  and  ten-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Class R shares of the Fund was June 2, 2003.
The Russell  2000 Value Index  returns are for 10 years.  The Russell 2000 Value
Index reports returns on a monthly basis.  The Index return for Class R lifetime was 20.82%.  The Index return for Class R lifetime reflects the return from June
30, 2003 through December 31, 2005.

                                       3

What are the Fund's fees and expenses?

------------------------------------- -------------------------------- --------- ------------ ------------ ----------
Sales charges are fees paid
directly from your investments when
you buy or sell shares of the
Fund.  You do not pay sales charges
when you buy or sell Class R shares.
                                      CLASS                                   A          B          C          R
                                      -------------------------------- --------- ---------- ---------- ----------
                                      Maximum sales charge (load)         5.75%       none       none       none
                                      imposed on purchases as a
                                      percentage of offering price
                                      -------------------------------- --------- ---------- ---------- ----------
                                      Maximum contingent deferred          none(1)    4.00(2)    1.00%(3)   none
                                      sales charge (load) as a
                                      percentage of original
                                      purchase price or redemption
                                      price, whichever is lower
                                      -------------------------------- --------- ---------- ---------- ----------
                                      Maximum sales charge (load)          none       none       none       none
                                      imposed on reinvested
                                      dividends
                                      -------------------------------- --------- ---------- ---------- ----------
                                      Redemption fees                      none       none       none       none
                                      -------------------------------- --------- ---------- ---------- ----------
                                      Exchange fees                        none       none       none       none
------------------------------------- -------------------------------- --------- ---------- ---------- ----------

-------------------------------------- ------------------------------- --------- ---------- ---------- ----------
Annual fund operating expenses are     Management fees                    0.74%       0.74%      0.74%      0.74%
deducted from the Fund's assets.
                                      -------------------------------- --------- ---------- ---------- ----------
                                       Distribution and service           0.30%(4)    1.00%      1.00%      0.60%(4)
                                       (12b-1) fees
                                      -------------------------------- --------- ---------- ---------- ----------
                                       Other expenses                     0.40%       0.40%      0.40%      0.40%
                                      -------------------------------- --------- ---------- ---------- ----------
                                       Total operating expenses           1.44%       2.14%      2.14%      1.74%
                                      -------------------------------- --------- ---------- ---------- ----------
                                       Fee waivers and payments          (0.05%)(4)    N/A        N/A      (0.10%)(4)
                                      -------------------------------- --------- ---------- ---------- ----------
                                       Net expenses                       1.39%       2.14%      2.14%      1.64%
-------------------------------------- ------------------------------- --------- ---------- ---------- ----------

-------------------------------------- --------- -------- --------- --------------- --------- ---------------- ---------
This example is intended to help you
compare the cost of investing in the
Fund to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Fund expenses
on a hypothetical investment of
$10,000 with an annual 5% return
over the time shown.(5)  For Class A
and Class R shares, this example
reflects the net operating expenses
with expense waivers for the
one-year contractual period and the
total operating expenses without
expense waivers for years two
through 10.  For Class B and C
shares, this example assumes that
the Fund's total operating expenses
remain unchanged in each of the
periods shown.  This is an example
only, and does not represent future
expenses, which may be greater or      CLASS(5)        A      B(6)            B(6)         C                C         R
less than those shown here.                                          (if redeemed)              (if redeemed)
-------------------------------------- --------- -------- --------- --------------- --------- ---------------- ---------
                                       1 year       $708      $217            $617      $217             $317      $167
                                       --------- -------- --------- --------------- --------- ---------------- ---------
                                       3 years    $1,000      $670            $945      $670             $670      $538
                                       --------- -------- --------- --------------- --------- ---------------- ---------
                                       5 years    $1,312    $1,149          $1,374    $1,149           $1,149      $934
                                       --------- -------- --------- --------------- --------- ---------------- ---------
                                       10 years   $2,196    $2,294          $2,294    $2,472           $2,472    $2,043
                                       --------- -------- --------- --------------- --------- ---------------- ---------

-------------------------------------- -----------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Fund's  Distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fees through March 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to  identify  small  companies  that we  believe  offer  above-average opportunities  for  long-term  price  appreciation  because  their current stock prices do not appear to accurately  reflect the companies'  underlying  value or future earnings potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit,  book value or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have  experienced  poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully  evaluate the financial  strength of a company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers or technological  breakthroughs.  Using this extensive  analysis,  our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still
be  in  their  early  developmental   stages,  we  maintain  a  well-diversified
portfolio,  typically  holding a mix of different  stocks,  representing  a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

-------------------------------------------- -------------------------------------------------
                 Securities                                   How we use them
-------------------------------------------- -------------------------------------------------
Common stocks: Securities that represent     Generally, we invest 90% to 100% of the Fund's
shares of ownership in a corporation.        net assets in common stocks.
Stockholders participate in the
corporation's profits and losses
proportionate to the number of shares they
own.
-------------------------------------------- -------------------------------------------------
American Depositary Receipts (ADRs):         The Fund may hold an unlimited amount of ADRs
Securities of foreign entities issued        that are actively traded in the U.S. when we
through a U.S. bank representing the bank's  believe they offer greater value and greater
holdings of a stated number of shares of a   appreciation potential than U.S. securities.
foreign corporation. An ADR entitles the
holder to all dividends and capital gains
earned by the underlying foreign shares.
ADRs are bought and sold the same as U.S.
securities.
-------------------------------------------- -------------------------------------------------
Repurchase agreements: An agreement between  Typically, the Fund uses repurchase agreements a buyer of securities, such as the Fund, and as a short-term investment for its cash a seller of securities, in which the seller  position. In order to enter into these
agrees to buy the securities back within a   repurchase agreements, the Fund must have
specified time at the same price the buyer   collateral of at least 102% of the repurchase
paid for them, plus an amount equal to an    price. The Fund will only enter into repurchase
agreed upon interest rate. Repurchase        agreements in which the collateral is comprised
agreements are often viewed as equivalent to of U.S. government securities.
cash.
-------------------------------------------- -------------------------------------------------
Restricted securities: Privately placed      The Fund may invest in privately placed
securities whose resale is restricted under  securities including those that are eligible for
U.S. securities laws.                        resale only among certain institutional buyers
                                             without registration, which are commonly known
                                             as Rule 144A Securities.  Restricted securities
                                             that are determined to be illiquid may not
                                             exceed the Fund's 10% limit on illiquid
                                             securities, which is described below.
-------------------------------------------- -------------------------------------------------
Illiquid securities: Securities that do not  The Fund may invest up to 10% of its net assets
have a ready market, and cannot be easily    in illiquid securities.
sold within seven days at approximately the
price that the Fund has valued them.
Illiquid securities include repurchase
agreements maturing in more than seven days.
-------------------------------------------- -------------------------------------------------
Options: Options represent a right to buy or The Fund may write call options and purchase put sell securities at an agreed upon price at a options on a covered basis only, and will not future date. The purchaser of an option may  engage in option writing strategies for
or may not choose to go through with the     speculative purposes.
transaction. Certain options may be
considered to be derivative securities.
-------------------------------------------- -------------------------------------------------

The Fund may also invest in other securities including  convertible  securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

                                       7

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------ -----------------------------------------
                   Risks                         How we strive to manage them
------------------------------------------ -----------------------------------------
Market risk is the risk that all or a      We maintain a long-term investment
majority of the securities in a certain    approach and focus on securities that we
market - like the stock or bond market -   believe can appreciate over an extended
will decline in value because of factors   period of time regardless of interim
such as economic conditions, future        market fluctuations. We do not try to
expectations or investor confidence.       predict overall stock market movements
                                           and though we may hold securities for
                                           any amount of time, we generally do not
                                           trade for short-term purposes.
------------------------------------------ -----------------------------------------
Industry and security risk: Industry risk  We limit the amount of the Fund's assets
is the risk that the value of securities   invested in any one industry and in any
in a particular industry will decline      individual security. We also follow a
because of changing expectations for the   rigorous selection process when choosing
performance of that industry. Securities   securities and continually monitor them
risk is the risk that the value of an      while they remain in the portfolio.
individual stock or bond will decline
because of changing expectations for the
performance of the individual company
issuing the stock or bond.
------------------------------------------ -----------------------------------------
Small company risk is the risk that prices The Fund maintains a well-diversified
of smaller companies' stocks may be more   portfolio, selects stocks carefully and
volatile than prices of larger companies'  monitors them continually. And, because
stocks because of limited financial        we focus on stocks that are already
resources or dependence on narrow product  selling at relatively low prices, we
lines.                                     believe we may experience less price
                                           volatility than small-cap funds that do
                                           not use a value-oriented strategy.
------------------------------------------ -----------------------------------------
Interest rate risk is the risk that equity We analyze each company's financial
securities issued by small-sized           situation and its cash flow to determine
companies, which often borrow money to     the company's ability to finance future
finance their operations, may be adversely expansion and operations.  The potential
affected by rising interest rates.         effect that rising interest rates might
                                           have on a stock is taken into
                                           consideration before the stock is
                                           purchased.
------------------------------------------ -----------------------------------------
Liquidity risk is the possibility that     We limit exposure to illiquid securities
securities cannot be readily sold within   to 10% of the Fund's net assets.
seven days at approximately the price that
the Fund has valued them.
------------------------------------------ -----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate fee of 0.74% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
Christopher  S.  Beck  has had  primary  responsibility  for  making  day-to-day investment  decisions  for the Fund  since  May  1997.  When  making  investment decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent
P. Madden and Kelly McKee.

Christopher S. Beck, Senior Vice  President/Senior  Portfolio Manager,  earned a bachelor's  degree at the  University  of  Delaware  and an MBA degree at Lehigh
University.  Mr. Beck joined  Delaware  Investments  in 1997 and has been in the investment business for 23 years. Mr. Beck previously served as a Vice President at Pitcairn  Trust  Company,  where he managed  small-capitalization  stocks and analyzed  equity  sectors.  Before that he was Chief  Investment  Officer of the
University  of  Delaware  and  held  management  positions  at  Cypress  Capital
Management and Wilmington Trust Company.  Mr. Beck is a CFA charterholder and is a member of the CFA Institute and the CFA Society of Philadelphia.

Michael E.  Hughes,  Vice  President/Senior  Equity  Analyst I, joined  Delaware
Investments  in 2002.  Mr.  Hughes was a Vice  President  of Equity  Research at
Raymond  James &  Associates  and a Limited  Partner of Equity  Research at J.C.
Bradford  &  Company.  He  received a  bachelor's  degree in finance  from Siena
College  and an MBA  degree  from  Vanderbilt  University.  Mr.  Hughes is a CFA charterholder and works on the Small-Cap Value Equity team.

Kent P.  Madden,  Equity  Analyst,  holds a Bachelor of Arts degree in economics from  DePauw  University,  and an MBA from the  University  of Chicago  Graduate
School of Business.  Prior to joining  Delaware  Investments  in 2004, he was an
Equity  Analyst  at  Gartmore  Global  Investments,   where  he  specialized  in
technology and  telecommunications.  Previously,  he worked as an Equity Analyst
for   Federated    Investors,    Inc.   where   he   had   experience   covering
small-capitalization consumer stocks, and at Lehman Brothers Inc. as a Corporate
Finance Analyst. Mr. Madden is a CFA charterholder.

Kelly McKee,  Equity  Analyst,  joined  Delaware  Investments in July 2005 as an equity  analyst  for the Small Cap Value  Equity  team,  where she  assists  the portfolio manager with financial  modeling and coverage of various sectors.  For the three years prior, she participated in Lincoln Financial Group's  rotational
Professional  Development  Program.  Ms. McKee  earned a bachelor's  degree from
Georgetown University and is a CFA Level III Candidate.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       10

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

 Investment Manager                          Board of Trustees                Custodian
 Delaware Management Company                                                  JPMorgan Chase Bank
 2005 Market Street                          The Fund                         4 Chase Metrotech Center
 Philadelphia, PA 19103-7094                                                  Brooklyn, NY 11245

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 8 for details)           Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       11

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

------------------------ -------------------------------- ----------------------------------
  Amount of purchase      Sales charge as % of offering    Sales charge as % of net amount
                                      price                            invested
------------------------ -------------------------------- ----------------------------------
    Less than $50,000                  5.75%                             6.54%
------------------------ -------------------------------- ----------------------------------
    $50,000 but under                  4.75%                             5.41%
        $100,000
------------------------ -------------------------------- ----------------------------------
   $100,000 but under                  3.75%                             4.31%
        $250,000
------------------------ -------------------------------- ----------------------------------
   $250,000 but under                  2.50%                             3.00%
        $500,000
------------------------ -------------------------------- ----------------------------------
  $500,000 but under $1                2.00%                             2.44%
         million
------------------------ -------------------------------- ----------------------------------
   $1 million or more     None (Limited CDSC may apply)*    None (Limited CDSC may apply)*

--------------------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being redeemed, or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments(R)Fund  and, in the event of an exchange of Class A shares, the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

                                       13

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year, and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent Deferred Sales Chares" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent Deferred Sales Chares" below for further information..

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

                                       14

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP/IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       15

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

--------------------------------------- ------------ ------------ ------------ ------------
                                         Class A(1)   Class B(2)   Class C(3)   Class R(4)
--------------------------------------- ------------ ------------ ------------ ------------
Commission (%)                              -           4.00%        1.00%          -
--------------------------------------- ------------ ------------ ------------ ------------
  Investment less than $50,000            5.00%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $50,000 but less than $100,000          4.00%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $100,000 but less than $250,000         3.00%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $250,000 but less than $500,000         2.00%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $500,000 but less than $1,000,000       1.60%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $1,000,000 but less than $5,000,000     1.00%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $5,000,000 but less than $25,000,000    0.50%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
  $25,000,000 or more                     0.25%           -            -            -
--------------------------------------- ------------ ------------ ------------ ------------
12b-1 Fee to Dealer                       0.30%         0.25%        1.00%        0.60%
--------------------------------------- ------------ ------------ ------------ ------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets. However, the  Distributor has contracted to limit this amount to 0.25% through March
     31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On  sales of  Class R  shares,  the  Distributor  does not pay an  up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However, the Distributor has contracted to limit this amount to 0.50% through March 31, 2007. Your securities  dealer may be eligible  to receive a 12b-1 fee of up to 0.60% from the date of  purchase, although this rate is currently 0.50%.

                                       16

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced internal sales charge.

--------------------- ------------------------------ -----------------------------------------------------------
Program                       How it works                                  Share class
--------------------- ------------------------------ -----------------------------------------------------------
                                                              A                           B                  C
--------------------- ------------------------------ --------------------- -------------------------------------
Letter of Intent      Through a Letter of Intent              X            Although the Letter of Intent and
                      you agree to invest a                                Rights of Accumulation do not apply
                      certain amount in Delaware                           to the purchase of Class B and
                      Investments(R)Funds (except                           Class C shares, you can combine
                      money market funds with no                           your purchase of Class A shares
                      sales charge) over a                                 with your purchase of Class B and
                      13-month period to qualify                           Class C shares to fulfill your
                      for reduced front-end sales                          Letter of Intent or qualify for
                      charges.                                             Rights of Accumulation.

--------------------- ------------------------------ --------------------- -------------------------------------
Rights of             You can combine your                    X
Accumulation          holdings or purchases of all
                      Delaware Investments(R)Funds
                      (except money market funds
                      with no sales charge) as
                      well as the holdings and
                      purchases of your spouse and
                      children under 21 to qualify
                      for reduced front-end sales
                      charges.
--------------------- ------------------------------ --------------------- -------------------------------------
Reinvestment of       Up to 12 months after you      For Class A, you      For Class B, your   Not available.
Redeemed Shares       redeem shares, you can         will not have to      account will be
                      reinvest the proceeds          pay an additional     credited with the
                      without paying a sales         front-end sales       contingent
                      charge as noted to the right.  charge.               deferred sales
                                                                           charge you
                                                                           previously paid
                                                                           on the amount you
                                                                           are reinvesting.
                                                                           Your schedule for
                                                                           contingent
                                                                           deferred sales
                                                                           charges and
                                                                           conversion to
                                                                           Class A will not
                                                                           start over again;
                                                                           it will pick up
                                                                           from the point at
                                                                           which you
                                                                           redeemed your
                                                                           shares.
--------------------- ------------------------------ --------------------- -------------------------------------
SIMPLE IRA, SEP       These investment plans may              X            There is no reduction in sales
IRA, SAR/SEP,         qualify for reduced sales                            charges for Class B or Class C
Profit Sharing,       charges by combining the                             shares for group purchases by
Pension, 401(k),      purchases of all members of                          retirement plans.
SIMPLE 401(k),        the group. Members of these
403(b)(7), and 457    groups may also qualify to
Retirement Plans      purchase shares without a
                      front-end sales charge and
                      may qualify for a waiver of
                      any contingent deferred
                      sales charges on Class A
                      shares.
--------------------- ------------------------------ --------------------- -------------------------------------

                                       17

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into Dealer's  Agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       18

Waivers of Contingent Deferred Sales Charges

------------------------------------ --------------------- -------------------- -------------------
                                                               Share Class
Category                                      A*                    B                   C
------------------------------------ --------------------- -------------------- -------------------
Redemptions in accordance with a              X                     X                   X
Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under the
Plan does not exceed 12% of the
value of the account on the date
that the Systematic Withdrawal
Plan was established or modified.
------------------------------------ --------------------- -------------------- -------------------
Redemptions that result from the              X                     X                   X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is less
than the then-effective minimum
account size.
------------------------------------ --------------------- -------------------- -------------------
Distributions to participants or              X              Not available.       Not available.
beneficiaries from a retirement
plan qualified under section
401(a) of the Internal Revenue
Code of 1986, as amended (the
"Code").
------------------------------------ --------------------- -------------------- -------------------
Redemptions pursuant to the                   X              Not available.       Not available.
direction of a participant or
beneficiary of a retirement plan
qualified under section 401(a) of
the Code with respect to that
retirement plan.
------------------------------------ --------------------- -------------------- -------------------
Periodic distributions from an                X                     X                   X
individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION OR
COVERDELL IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or
401(k) Defined Contribution Plan)
not subject to a penalty under
Section 72(t)(2)(A) of the
Internal Revenue Code ("IRC") or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Tres. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.
------------------------------------ --------------------- -------------------- -------------------
Returns of Excess Contributions               X                     X                   X
due to any regulatory limit from
an individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION OR
COVERDELL IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or
401(k) Defined Contribution Plan).
------------------------------------ --------------------- -------------------- -------------------
Distributions by other employee               X              Not available.       Not available.
benefit plans to pay benefits.
------------------------------------ --------------------- -------------------- -------------------
Systematic withdrawals from a                 X                     X                   X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.  The
systematic withdrawal may be
pursuant to Delaware Investments(R)
funds' Systematic Withdrawal Plan
or a systematic withdrawal
permitted by the IRC.
------------------------------------ --------------------- -------------------- -------------------
Distributions from an account of a            X                     X                   X
redemption resulting from the
death or disability (as defined in
Section 72(t)(2)(A) of the IRC) of
a registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform
Gifts to Minors Act or Uniform
Transfers to Minors Act or trust
accounts, the waiver applies upon
the death of all beneficial owners.
------------------------------------ --------------------- -------------------- -------------------
Redemptions by certain legacy                 X              Not available.             X
retirement assets that meet the
requirements set forth in the SAI.
------------------------------------ --------------------- -------------------- -------------------
Redemptions by the classes of                 X              Not available.       Not available.
shareholders who are permitted to
purchase shares at net asset
value, regardless of the size of
the purchase.  See "Buying Class A
shares at Net Asset Value" above.
------------------------------------ --------------------- -------------------- -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       20

How to buy shares

Delaware  Small Cap Value Fund is presently  closed to new  investors.  Existing shareholders of the Fund, new and existing  retirement  plans and certain mutual funds or other investment  products  (including,  but not limited to, 529 plans)
for which the Fund's  manager or an affiliate  serves as investment  advisor may continue to purchase shares.

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       21

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase  is $250  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       22

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       23

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       24

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       25

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance  with its  investment  objective  and  policies  or  would  otherwise potentially be adversely affected.

                                       26

About your account (continued)

Special Services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer of  $100,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and

                                       27

applications that are consistent with the interests of the Fund's  shareholders.
While we will take actions  designed to detect and prevent market timing,  there can be no assurance  that such trading  activity will be completely  eliminated.
Moreover,  the Fund's  market  timing  policy  does not require the Fund to take action in response to frequent trading activity.  If the Fund elects not to take any action in response to frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the

                                       28

income  and  gains it  distributes  to you.  The Fund  expects  to  declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate sub-advisory agreements with

                                       29

respect to the Fund, subject to Board approval but without shareholder  approval
(the "Manager of Managers  Structure").  While Delaware  Management Company does not currently  expect to use the Manager of Managers  Structure  with respect to the Fund,  Delaware  Management  Company  may, in the future,  recommend  to the
Fund's  Board  the  establishment  of  the  Manager  of  Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio if it believes that doing so would be likely to enhance the Fund's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       30

Financial highlights
The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

------------------------------------------- ------------------------------------------------------------
Delaware Small Cap Value Fund                                                                   Class A
------------------------------------------- ------------------------------------------------------------
                                                                                       Year ended 11/30
                                                   2005        2004        2003        2002        2001
                                            ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period            $39.640     $35.220     $27.120     $29.350     $25.980

Income (loss) from investment operations:
Net investment income (loss)(1)                 (0.075)     (0.105)     (0.136)     (0.060)       0.059
Net realized and unrealized gain (loss)
 on investments                                   4.170       6.879       9.079       0.574       4.429
                                               --------    --------    --------    --------    --------
Total from investment operations                  4.095       6.774       8.943       0.514       4.488
                                               --------    --------    --------    --------    --------

Less dividends and distributions:
From net investment income                         ----        ----       -----       -----     (0.026)
From net realized gain on investments           (4.625)     (2.354)     (0.843)     (2.744)     (1.047)
In excess of net realized gain on
 investments                                       ----        ----       -----       -----     (0.045)
                                               --------    --------    --------    --------    --------
Total dividends and distributions               (4.625)     (2.354)     (0.843)     (2.744)     (1.118)
                                               --------    --------    --------    --------    --------

Net asset value, end of period                  $39.110     $39.640     $35.220     $27.120     $29.350
                                               ========    ========    ========    ========    ========

Total return(2)                                  11.42%      20.52%      34.17%       1.60%      17.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $409,567    $270,332    $240,322    $180,696    $182,925
Ratio of expenses to average net assets           1.44%       1.54%       1.63%       1.63%       1.58%
Ratio of net investment income (loss) to        (0.20%)     (0.30%)     (0.47%)     (0.21%)       0.21%
 average net assets
Portfolio turnover                                  33%         35%         42%         47%         72%
------------------------------------------- ------------ ----------- ----------- ----------- -----------

------------------------------------------- -----------------------------------------------------------
Delaware Small Cap Value Fund                                                                  Class B
------------------------------------------- -----------------------------------------------------------
                                                                                      Year ended 11/30
                                                  2005        2004        2003        2002        2001
                                            ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period           $37.690     $33.820     $26.260     $28.680     $25.520
Income (loss) from investment operations:
Net investment income (loss)(1)                (0.311)     (0.334)     (0.327)     (0.252)     (0.138)
Net realized and unrealized gain (loss)
 on investments                                  3.936       6.558       8.730       0.576       4.345
                                               --------    --------    --------    --------    --------
Total from investment operations                 3.625       6.224       8.403       0.324       4.207
                                               --------    --------    --------    --------    --------

Less dividends and distributions:
From net investment income                        ----        ----       -----       -----       -----
From net realized gain on investments          (4.625)     (2.354)     (0.843)     (2.744)     (1.047)
In excess of net realized gain on
 investments                                      ----        ----       -----       -----       -----
                                               --------    --------    --------    --------    --------
Total dividends and distributions              (4.625)     (2.354)     (0.843)     (2.744)     (1.047)
                                               --------    --------    --------    --------    --------

Net asset value, end of period                 $36.690     $37.690     $33.820     $26.260     $28.680
                                               ========   ========    ========    ========    ========

Total return(2)                                 10.68%      19.69%      33.21%       0.91%      16.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $110,684    $111,348    $107,136     $86,641     $83,648
Ratio of expenses to average net assets          2.14%       2.24%       2.33%       2.33%       2.28%
Ratio of net investment income (loss) to       (0.90%)     (1.00%)     (1.17%)     (0.91%)     (0.49%)
 average net assets
Portfolio turnover                                 33%         35%         42%         47%         72%
------------------------------------------- ----------- ----------- ----------- ----------- -----------

                                       31

---------------------------------------------------- ---------------------------------------------------------------
Delaware Small Cap Value Fund                                                   Class C
---------------------------------------------------- ---------------------------------------------------------------
                                                                                                   Year ended 11/30

---------------------------------------------------- ---------------------------------------------------------------
                                                            2005        2004         2003         2002         2001

Net asset value, beginning of period                     $37.680     $33.810      $26.250      $28.670      $25.510

Income (loss) from investment operations:
Net investment income (loss)(1)                          (0.313)     (0.333)      (0.326)      (0.251)      (0.135)
Net realized and unrealized gain (loss) on
 investments                                               3.928       6.557        8.729        0.575        4.342
                                                        --------    --------     --------     --------     --------
Total from investment operations                           3.615       6.224        8.403        0.324        4.207
                                                        --------    --------     --------     --------     --------

Less dividends and distributions:
From net realized gain on investments                    (4.625)     (2.354)      (0.843)      (2.744)      (1.047)
                                                        --------    --------     --------     --------     --------
Total dividends and distributions                        (4.625)     (2.354)      (0.843)      (2.744)      (1.047)
                                                        --------    --------     --------     --------     --------

Net asset value, end of period                           $36.670     $37.680      $33.810      $26.250      $28.670
                                                        ========    ========     ========     ========     ========

Total return(2)                                           10.65%      19.69%       33.22%        0.91%       16.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $119,968     $66,313      $48,453      $34,140      $31,823
Ratio of expenses to average net assets                    2.14%       2.24%        2.33%        2.33%        2.28%
Ratio of expense to average net assets prior to
 expense limitation and expense paid indirectly              ---         ---          ---          ---          ---
Ratio of net investment income (loss) to average         (0.90%)     (1.00%)      (1.17%)      (0.91%)      (0.49%)
 net assets
Ratio of net investment income (loss) to average
 net assets prior to expense limitation and expense
 paid indirectly                                             ---         ---          ---          ---          ---
Portfolio turnover                                           33%         35%          42%          47%          72%
---------------------------------------------------- ------------ ----------- ------------ ------------ ------------

---------------------------------------------------- --------------------------------------
Delaware Small Cap Value Fund                                       Class R
---------------------------------------------------- ------------------------- ------------
                                                             Year ended 11/30    6/2/03(3)
                                                                                   through
                                                                                  11/30/03
---------------------------------------------------- ------------------------- ------------
                                                            2005         2004

Net asset value, beginning of period                     $39.480      $35.190      $29.000

Income (loss) from investment operations:
Net investment income (loss)(1)                          (0.169)      (0.209)      (0.160)
Net realized and unrealized gain (loss) on
 investments                                               4.154        6.853        6.350
                                                        --------     --------     --------
Total from investment operations                           3.985        6.644        6.190
                                                        --------     --------     --------

Less dividends and distributions:
From net realized gain on investments                    (4.625)      (2.354)        -----
                                                        --------     --------     --------
Total dividends and distributions                        (4.625)      (2.354)        -----
                                                        --------     --------     --------

Net asset value, end of period                           $38.840      $39.480      $35.190
                                                        ========     ========     ========

Total return(2)                                           11.15%       20.15%       21.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $10,574       $4,539       $1,740
Ratio of expenses to average net assets                    1.70%        1.84%        1.97%
Ratio of expense to average net assets prior to
 expense limitation and expense paid indirectly            1.74%        1.84%        1.97%
Ratio of net investment income (loss) to average
 net assets                                              (0.46%)       (0.60%)      (0.97%)
Ratio of net investment income (loss) to average
 net assets prior to expense limitation and expense
 paid indirectly                                         (0.50%)      (0.60%)      (0.97%)
Portfolio turnover                                           33%          35%          42%
---------------------------------------------------- ------------ ------------ ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor,  as  applicable.  Performance  would  have been  lower had the expense limitation not been in effect.

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

                                       32

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions:  From Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       33

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

                                       34

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Index
The Russell 2000 Index is an unmanaged  index that measures the  performance  of the 2,000  smallest  companies  in the Russell  3000 Index,  which  measures the
performance  of  the  3,000  largest  U.S.   companies  based  on  total  market
capitalization.

Russell 2000 Value Index
The Russell 2000 Value Index measures the  performance of Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

                                       35

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

36

DELAWARE       Additional information about the Fund's investments is available
SMALL CAP      in the Fund'sannual and semiannual reports to shareholders. In
VALUE FUND     the Fund's shareholder reports, you  will  find  a  discussion
               of  the  market   conditions  and  investment   strategies   that
               significantly  affected the Fund's  performance during the period covered by the report.  You can find more  information  about the
               Fund in the current  Statement of Additional  Information  (SAI), which  we have  filed  electronically  with  the  Securities  and
               Exchange  Commission  (SEC) and  which is  legally a part of this
               Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual  report, or if you have any questions about investing in the Fund, you can write to us at
               2005  Market  Street,   Philadelphia,   PA  19103-7094,  or  call
               toll-free 800 523-1918.  The Fund's SAI and annual and semiannual reports  to  shareholders  are also  available,  free of  charge,
               through       the       Fund's       internet       Web      site
               (www.delawareinvestments.com).  You may  also  obtain  additional information about the Fund from your financial advisor.

               You can find reports and other  information about the Fund on the
               EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this  information,  after  payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section  of  the  SEC,  Washington,  D.C.
               20549-0102. Information about the Fund, including its SAI, can be reviewed  and  copied  at the  SEC's  Public  Reference  Room  in
               Washington,  D.C. You can get information on the Public Reference
               Room by calling the SEC at 202 942-8090.

--------------------------------------------------------------------------------

               Web site
               www.delawareinvestments.com

               Email
               service@delinvest.com

               Shareholder Service Center
               800 523-1918

               Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7
               p.m. Eastern Time:

               o    For  fund   information,   literature,   price,   yield  and
                    performance figures.
               o    For information on existing regular investment  accounts and retirement plan accounts  including wire  investments,  wire redemptions, telephone redemptions and telephone exchanges.

               Delaphone Service
               800 362-FUND (800 362-3863)

               o    For  convenient  access to  account  information  or current performance  information on all Delaware  Investments  Funds
                    seven   days   a   week,   24   hours   a  day,   use   this
                    Touch-Tone(R)service.

               DELAWARE FUND SYMBOLS
               Delaware Small Cap Value Fund       CUSIP       NASDAQ
               Class A                           246097109      DEVLX
               Class B                           246097307      DEVBX
               Class C                           246097406      DEVCX
               Class R                           246097505      DVLRX

               Investment Company Act file number: 811-04997

PR - 021 [11/30] IVES 3/06

                                                                    MF-06-03-095
                                                                         P010930

VALUE-EQUITY                                         [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE SMALL CAP VALUE FUND
                           INSTITUTIONAL CLASS

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                   page 2
Delaware Small Cap Value Fund                                       2

How we manage the Fund                                         page 5
Our investment strategies                                           5
The securities we typically invest in                               6
The risks of investing in the Fund                                  8
Disclosure of portfolio holdings information                        8

Who manages the Fund                                           page 9
Investment manager                                                  9
Portfolio managers                                                  9
Who's who?                                                         10

About your account                                            page 11
Investing in the Fund                                              11
How to buy shares                                                  12
Fair valuation                                                     13
Document delivery                                                  13
How to redeem shares                                               14
Account minimum                                                    15
Exchanges                                                          15
Frequent trading of Fund shares                                    15
Dividends, distributions and taxes                                 17
Certain management considerations                                  18
Manager of managers structure                                      18

Financial highlights                                          page 19

Glossary                                                      page 21

Additional information                                        page 23

Profile: Delaware Small Cap Value Fund

The Fund is  closed  to new  investors.  Existing  shareholders  of the Fund and certain  eligible  investors,  as set forth  below,  may  continue  to  purchase additional  shares in  existing or new  accounts,  including  purchases  through reinvestment  of  dividends  or  capital  gains  distributions,  and  exchanges.
Eligible investors include:

o    Shareholders of the Fund as of the closing date;

o    Qualified  retirement  plans  (such as 401(k)  plans,  403(b)  plans or 457 plans) and IRA transfers and rollovers from these plans; and

o    Certain  mutual  funds or other  investment  products  (including,  but not limited to, 529 plans) for which the Fund's manager or an affiliate  serves as investment advisor.

Please  keep in mind  that if you  sell all the  shares  in your  account,  your account will be closed and you will not be able to buy additional Fund shares or to reopen your account.

The Fund reserves the right to modify this policy at any time.

What is the Fund's goal?
Delaware Small Cap Value Fund seeks capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company,  its management,  the prospects for its  industry  and any  anticipated  changes  within the company  that might suggest a more favorable outlook going forward.  Under normal circumstances,  at
least   80%  of   the   Fund's   net   assets   will   be  in   investments   of
small-capitalization  companies (the "80% policy"). The Fund considers a company to be "small cap" if its market  capitalization  is within a range  greater than the lower  capitalization  threshold  of the  Russell  2000 Index up to a market capitalization  of $3  billion.  The Fund's  80%  policy can be changed  without shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic  changes.  Investments  of smaller  companies may  experience  volatile trading and price fluctuations, especially in the short-term.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Small Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
Prior to August 1, 2005, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited  redemption  requests.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during certain of these periods.

On  November  1, 2004,  the Fund's  strategy  and  management  changed.  The new management team,  retained the Fund's small-cap focus by investing  primarily in stocks of small  companies that are believed to have a combination of attractive valuations, growth prospects and strong cash flows.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

---------- --------- ---------- --------- -------- -------- --------- -------- -------- --------
  1996       1997       1998      1999      2000     2001     2002      2003     2004    2005
---------- --------- ---------- --------- -------- -------- --------- -------- -------- --------
 22.49%     33.48%     -4.82%    -5.36%    17.36%   11.61%   -6.03%    42.16%   21.37%   8.96%
---------- --------- ---------- --------- -------- -------- --------- -------- -------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 19.90% for the quarter ended June 30, 2003 and its lowest quarterly return was -16.89% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05
----------------------------------------------------------------------------- --------- --------- ----------
                                                                                1 year   5 years   10 years
----------------------------------------------------------------------------- --------- --------- ----------
Return before taxes                                                              8.96%    14.54%     13.04%
----------------------------------------------------------------------------- --------- --------- ----------
Return after taxes on distributions                                              7.55%    12.98%     11.19%
----------------------------------------------------------------------------- --------- --------- ----------
Return after taxes on distributions and sale of Fund shares                      7.31%    12.28%     10.67%
----------------------------------------------------------------------------- --------- --------- ----------
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)     4.71%    13.55%     13.08%
----------------------------------------------------------------------------- --------- --------- ----------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

                                       3

What are the Fund's fees and expenses?

-------------------------------------------- ---------------------------------------------------- ----------
You do not pay sales charges directly        Maximum sales charge (load) imposed on purchases
from your investments when you buy           as a percentage of offering price                       none
or sell shares of the Institutional Class.  ---------------------------------------------------------------
                                             Maximum contingent deferred sales charge (load) as
                                             a percentage of original purchase price or
                                             redemption price, whichever is lower                     none
                                            ---------------------------------------------------------------
                                             Maximum sales charge (load) imposed on reinvested        none
                                             dividends
                                            ---------------------------------------------------------------
                                             Redemption fees                                          none
                                            ---------------------------------------------------------------
                                             Exchange fees(1)                                         none
------------------------------------------------------------------------------------------------ ----------

------------------------------------------------------------------------------------------------ ----------
Annual fund operating expenses are           Management fees                                         0.74%
deducted from the Fund's assets.            --------------------------------------------------------------
                                             Distribution and service (12b-1) fees                    none
                                            ---------------------------------------------------------------
                                             Other expenses                                          0.40%
                                            ---------------------------------------------------------------
                                             Total operating expenses                                1.14%
------------------------------------------------------------------------------------------------ ----------

 ----------------------------------------------------------------------------------------------- ----------
 This example is intended to help you        1 year                                                   $116
 compare the cost of investing in the       ---------------------------------------------------- ----------
 Fund to the cost of investing in other      3 years                                                  $362
 mutual funds with similar investment       ---------------------------------------------------- ----------
 objectives. We show the cumulative          5 years                                                  $628
 amount of Fund expenses on a               ---------------------------------------------------- ----------
 hypothetical investment of $10,000 with     10 years                                               $1,386
 an annual 5% return over the time          ---------------------------------------------------- ----------
 shown.(2)  This example assumes that the
 Fund's total operating expenses remain
 unchanged in each of the periods shown.
 This is an example only, and does not
 represent future expenses, which may
 be greater or less than those shown
 here.
  ------------------------------------------- ---------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments for the Fund.  Following are descriptions of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to  identify  small  companies  that we  believe  offer  above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies'  underlying value or future earning potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit,  book value or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have  experienced  poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully  evaluate the financial  strength of a company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers or technological  breakthroughs.  Using this extensive  analysis,  our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still
be  in  their  early  developmental   stages,  we  maintain  a  well-diversified
portfolio,  typically  holding a mix of different  stocks,  representing  a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------------------------------------- -----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- -----------------------------------------------------------------
Common stocks: Securities that represent shares of ownership in a   Generally, we invest 90% to 100% of the Fund's net assets in
corporation. Stockholders participate in the corporation's          common stocks.
profits and losses, proportionate to the number of shares they own.
------------------------------------------------------------------- -----------------------------------------------------------------
American Depositary Receipts (ADRs): Securities of foreign          The Fund may hold an unlimited amount of ADRs that are actively
entities issued through a U.S. bank representing the bank's         traded in the U.S. when we believe they offer greater value and
holdings of a stated number of shares of a foreign corporation.     greater appreciation potential than U.S. securities.
An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of              Typically, the Fund uses repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities, in        investment for its cash position. In order to enter into these
which the seller agrees to buy the securities back within a         repurchase agreements, the Fund must have collateral of at
specified time at the same price the buyer paid for them, plus an   least 102% of the repurchase price. The Fund will only enter
amount equal to an agreed upon interest rate. Repurchase            into repurchase agreements in which the collateral is comprised
agreements are often viewed as equivalent to cash.                  of U.S. government securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities whose resale     The Fund may invest in privately placed securities including
is restricted under U.S. securities laws.                           those that are eligible for resale only among certain
                                                                    institutional buyers without registration, which are commonly known as Rule 144A Securities.  Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
------------------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,    The Fund may invest up to 10% of its net assets in illiquid
and cannot be easily sold within seven days at approximately the    securities.
price that the Fund has valued them.  Illiquid securities include repurchase agreements maturing in more than seven days.
------------------------------------------------------------------- ----------------------------------------------------------------
Options: Options represent a right to buy or sell securities at     The Fund may write call options and purchase put options on a
an agreed upon price at a future date. The purchaser of an option   covered basis only, and will not engage in option writing
may or may not choose to go through with the transaction. Certain   strategies for speculative purposes.
options may be considered to be derivative securities.
------------------------------------------------------------------- ----------------------------------------------------------------

The Fund may also invest in other securities including  convertible  securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

                                       6

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       7

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Market risk is the risk that all or a majority of the securities    We maintain a long-term investment approach and focus on
in a certain market -- like the stock or bond market -- will        securities that we believe can appreciate over an extended
decline in value because of factors such as economic conditions,    period of time regardless of interim market fluctuations. We do
future expectations or investor confidence.                         not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.
------------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk: Industry risk is the risk that the      We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry will decline because   industry and in any individual security. We also follow a
of changing expectations for the performance of that industry.      rigorous selection process when choosing securities and
Securities risk is the risk that the value of an individual stock   continually monitor them while they remain in the portfolio.
or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.
------------------------------------------------------------------- ----------------------------------------------------------------
Small company risk is the risk that prices of smaller companies'    The Fund maintains a well-diversified portfolio, selects stocks
stocks may be more volatile than prices of larger companies'        carefully and monitors them continually. And, because we focus
stocks because of limited financial resources or dependence on      on stocks that are already selling at relatively low prices, we
narrow product lines.                                               believe we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.
------------------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk is the risk that equity securities issued by     We analyze each company's financial situation and its cash flow
small-sized companies, which often borrow money to finance their    to determine the company's ability to finance future expansion
operations, may be adversely affected by rising interest rates.     and operations.  The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be         We limit exposure to illiquid securities to 10% of the Fund's
readily sold within seven days at approximately the price that      net assets.
the Fund has valued them.
------------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate fee of 0.74% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers

Christopher  S.  Beck  has had  primary  responsibility  for  making  day-to-day investment  decisions  for the Fund  since  May  1997.  When  making  investment decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent
P. Madden and Kelly McKee.

Christopher S. Beck, Senior Vice  President/Senior  Portfolio Manager,  earned a bachelor's  degree at the  University  of  Delaware  and an MBA degree at Lehigh
University.  Mr. Beck joined  Delaware  Investments  in 1997 and has been in the investment business for 23 years. Mr. Beck previously served as a Vice President at Pitcairn  Trust  Company,  where he managed  small-capitalization  stocks and analyzed  equity  sectors.  Before that he was Chief  Investment  Officer of the
University  of  Delaware  and  held  management  positions  at  Cypress  Capital
Management and Wilmington Trust Company.  Mr. Beck is a CFA charterholder and is a member of the CFA Institute and the CFA Society of Philadelphia.

Michael E.  Hughes,  Vice  President/Senior  Equity  Analyst I, joined  Delaware
Investments  in 2002.  Mr.  Hughes was a Vice  President  of Equity  Research at
Raymond  James &  Associates  and a Limited  Partner of Equity  Research at J.C.
Bradford  &  Company.  He  received a  bachelor's  degree in finance  from Siena
College  and an MBA  degree  from  Vanderbilt  University.  Mr.  Hughes is a CFA charterholder and works on the Small-Cap Value Equity team.

Kent P.  Madden,  Equity  Analyst,  holds a Bachelor of Arts degree in economics from  DePauw  University,  and an MBA from the  University  of Chicago  Graduate
School of Business.  Prior to joining  Delaware  Investments  in 2004, he was an
Equity  Analyst  at  Gartmore  Global  Investments,   where  he  specialized  in
technology  and  telecommunications.  Previously,  he also  worked  as an Equity
Analyst  for  Federated  Investors,   Inc.  where  he  had  experience  covering
small-capitalization consumer stocks, and at Lehman Brothers Inc. as a Corporate
Finance Analyst. Mr. Madden is a CFA charterholder.

Kelly McKee,  Equity  Analyst,  joined  Delaware  Investments in July 2005 as an equity  analyst  for the Small Cap Value  Equity  team,  where she  assists  the portfolio manager with financial  modeling and coverage of various sectors.  For the three years prior, she participated in Lincoln Financial Group's  rotational
Professional  Development  Program.  Ms. McKee  earned a bachelor's  degree from
Georgetown University and she is a CFA Level III Candidate.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       9

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 8 for details)

                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  manager  or its  affiliates  and  clients  of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate
     sponsors,  subsidiaries,   related  employee  benefit  plans  and  rollover
     individual  retirement  accounts  of or from  such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  Distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services; and

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

                                       11

How to buy shares

Delaware  Small Cap Value Fund is presently  closed to new  investors.  Existing shareholders of the Fund, new and existing  retirement  plans and certain mutual funds or other investment  products  (including,  but not limited to, 529 plans)
for which the Fund's  manager or an affiliate  serves as investment  advisor may continue to purchase shares.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL OF AN EXCHANGE SYMBOL]

By exchange
You may exchange all or part of your  investment in one or more Funds for shares of other Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for Class B, Class C or Class R shares.  To open an account by exchange, call your Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       12

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       13

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

                                       14

About your account (continued)

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware  Investments  Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely

                                       15

affected by such  arbitrage  include,  in particular,  funds that  significantly invest in small-cap  securities,  technology and other specific  industry sector securities,  and in certain fixed-income  securities,  such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       16

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       17

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Small Cap Value Fund                                                  Institutional Class
                                                                                  Year ended 11/30
                                              2005        2004        2003        2002        2001

Net asset value, beginning of period       $40.350     $35.700     $27.400     $29.540     $26.130

Income (loss) from investment
operations:
Net investment income (loss)(1)              0.036        ----     (0.050)       0.026       0.144
Net realized and unrealized gain
(loss) on investments                        4.259       7.004       9.193       0.578       4.458
                                           -------     -------     -------     -------     -------
Total from investment operations             4.295       7.004       9.143       0.604       4.602
                                           -------     -------     -------     -------     -------

Less dividends and distributions:
From net investment income                     ---        ----        ----       -----     (0.100)
From net realized gain on investments      (4.625)     (2.354)     (0.843)     (2.744)     (1.047)
In excess of net realized gain on
investments                                    ---        ----        ----       -----     (0.045)
                                           -------     -------     -------     -------     -------
Total dividends and distributions          (4.625)     (2.354)     (0.843)     (2.744)     (1.192)
                                           -------     -------     -------     -------     -------

Net asset value, end of period             $40.020     $40.350     $35.700     $27.400     $29.540
                                           =======     =======     =======     =======     =======

Total return(2)                             11.77%      20.88%      34.57%       1.88%      18.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $30,918     $23,731     $33,387     $19,459     $18,224
Ratio of expenses to average net assets      1.14%       1.24%       1.33%       1.33%       1.28%
Ratio of net investment income (loss)
to average net assets                        0.10%        ----     (0.17%)       0.09%       0.51%
Portfolio turnover                             33%         35%         42%         47%         72%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       18

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions:  From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       19

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

                                       20

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Index
The Russell 2000 Index is an unmanaged  index that measures the  performance  of the 2,000  smallest  companies  in the Russell  3000 Index,  which  measures the
performance  of  the  3,000  largest  U.S.   companies  based  on  total  market
capitalization.

Russell 2000 Value Index
The Russell 2000 Value Index measures the  performance of Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation

                                       21

A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       22

DELAWARE SMALL      Additional  information  about  the  Fund's  investments  is
CAP VALUE FUND      available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 510-4015.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.

                    ------------------------------------------------------------
                    Web site
                    www.delawareinvestments.com

                    E-Mail
                    service@delinvest.com

                    Client Services Representative
                    800 510-4015

                    Delaphone Service
                    800 362-FUND (800 362-3863)

               o    For  convenient  access to  account  information  or current performance information on all Delaware  Investments(R)Funds
                    seven   days   a   week,   24   hours   a  day,   use   this
                    Touch-Tone(R)service.

               DELAWARE FUND SYMBOLS
               Delaware Small Cap Value Fund              CUSIP           NASDAQ
               Institutional Class                       246097208         DEVIX

               Investment Company Act file number: 811-04997

PR - 046 [11/30] IVES 3/05

                                                                    MF-06-03-096
                                                                         P010931

                                       23

                                 March 30, 2006

                          DELAWARE GROUP EQUITY FUNDS V
                          Delaware Dividend Income Fund
                          Delaware Small Cap Core Fund
                          Delaware Small Cap Value Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services: (BROKER/DEALERS ONLY) 800 362-7500

     This Statement of Additional Information ("Part B") describes the shares of the Delaware Dividend Income Fund ("Dividend  Income Fund"),  Delaware Small Cap
Core Fund ("Small Cap Core Fund") and Delaware  Small Cap Value Fund ("Small Cap
Value Fund") (each, a "Fund", and collectively,  the "Funds"),  which are series of Delaware Group Equity Funds V (the "Trust"). Each Fund offers Class A Shares,
Class B Shares,  Class C Shares and R Class Shares (together  referred to as the
"Fund Classes"). Each Fund also offers an Institutional Class (together referred to as the  "Institutional  Classes").  All references to "shares" in this Part B refer to all  Classes of shares of the Funds,  except  where  noted.  The Funds'
investment  advisor  is  Delaware  Management  Company,  a  series  of  Delaware
Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Funds,  each dated March 30, 2006,  as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  Part B is  not  itself  a  Prospectus  but  is,  in  its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Funds' financial  statements, the notes  relating  thereto,  the  financial  highlights  and the report of the independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                 Page                                                     Page
------------------------------------------------ ------ ------------------------------------------------ -------
Cover Page                                         1    Purchasing Shares                                  34
------------------------------------------------ ------ ------------------------------------------------ -------
Fund History                                       2    Investment Plans                                   46
------------------------------------------------ ------ ------------------------------------------------ -------
Investment Restrictions and Policies               2    Determining Offering Price and Net Asset Value     49
------------------------------------------------ ------ ------------------------------------------------ -------
Investment Strategies and Risks                    6    Redemption and Exchange                            50
------------------------------------------------ ------ ------------------------------------------------ -------
Disclosure of Portfolio Holdings                  17    Dividends, Distributions and Taxes                 56
------------------------------------------------ ------ ------------------------------------------------ -------
Management of the Trust                           18    Performance Information                            62
------------------------------------------------ ------ ------------------------------------------------ -------
Investment Advisor and Other Service Providers    25    Financial Statements                               62
------------------------------------------------ ------ ------------------------------------------------ -------
Portfolio Managers                                29    Principal Holders                                  63
------------------------------------------------ ------ ------------------------------------------------ -------
Trading Practices and Brokerage                   32    Appendix A - Description of Ratings                66
------------------------------------------------ ------ ------------------------------------------------ -------
Capital Stock                                     34
------------------------------------------------ ------ ------------------------------------------------ -------

                                  FUND HISTORY

     The Trust was organized as a Maryland  corporation  on January 16, 1987 and reorganized as a Delaware statutory trust on November 24, 1999.

Classification
     The  Trust  is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

                      INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives
     Each Fund's  investment  objective is  non-fundamental,  and may be changed without shareholder  approval.  However,  the Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's objective.

Fundamental Investment Restrictions
     Each Fund each has  adopted  the  following  restrictions  which  cannot be changed without approval by the holders of a "majority" of a Fund's  outstanding shares,  which is a vote by the  holders  of the lesser of a) 67% or more of the voting  securities of a Fund present in person or by proxy at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy or b) more than 50% of the outstanding voting securities of a Fund. The percentage  limitations  contained in the  restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

     1.   Make investments  that  will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers  primarily  engaged in the same industry,  provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities,  or in tax-exempt obligations or certificates of deposit.

     2.   Borrow  money or issue senior securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite  the  securities  of other  issuers,  except that a Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4.  Purchase or sell real estate, unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent a Fund from investing in issuers which invest,  deal or otherwise engage in transactions in real estate or interests therein,  or investing in securities that are secured by real estate or interests therein.

     5.   Purchase or sell physical commodities, unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does  not  prevent  a Fund  from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6.   Make loans,  provided  that  this  restriction does not prevent a Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions

                                       2

     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   each  Fund  will  be   subject  to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board of Trustees without shareholder approval.

     1.   Each Fund is  permitted  to  invest  in  other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction.  However, a Fund may not operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

     2.   Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven days at approximately the value at which a Fund has valued the investment.

     In addition, Small Cap Value Fund shall not:

     1.   Invest more than 5% of the market or other fair value of assets in the securities of any one issuer (other than  obligations  of, or guaranteed by, the
U.S. Government,  its agencies or instrumentalities)  with respect to 75% of the portfolio.

     2.   Make loans, except to the extent that  purchases  of debt  obligations
(including  repurchase  agreements),  in accordance  with the Fund's  investment objective and policies,  are considered  loans and except that the Fund may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     3.   Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

     4.   Purchase  more  than  10% of  the  outstanding  voting  and  nonvoting securities  of any issuer,  or invest in companies for the purpose of exercising control or management.

     5.   Engage in the underwriting of securities of other issuers, except that in connection with the  disposition of a security,  the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     6.   Make any investment which  would  cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal  business  activities in the same industry.
This restriction does not apply to obligations  issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

     7.   Write or purchase puts, calls or combinations thereof, except that the
Fund may write  covered  call  options  with  respect to any or all parts of its portfolio  securities  and  purchase  put options if the Fund owns the  security covered by the put option at the time of purchase, and that premiums paid on all put options  outstanding do not exceed 2% of its total assets. The Fund may sell put  options  previously  purchased  and enter into  closing  transactions  with respect to covered  call and put options.  In addition,  the Fund may write call options  and  purchase  put  options on stock  indices  and enter  into  closing transactions with respect to such options.

     8.   Purchase securities  on margin,  make  short  sales of  securities  or maintain a net short position.

     9.   Invest in warrants valued at lower of cost or  market exceeding 5% of the Fund's net  assets.  Included  in that  amount,  but not to exceed 2% of the
Fund's net assets,  may be warrants not listed on the New York Stock Exchange or
American Stock Exchange.

                                       3

     10.  Purchase or retain the  securities of any issuer which has an officer, trustee  or  security  holder  who is a trustee or officer of the Fund or of its investment manager if or so long as the trustees and officers of the Fund and of its investment  manager together own  beneficially  more than 5% of any class of securities of such issuer.

     11.  Invest  in  interests  in oil,  gas or other  mineral  exploration  or development programs.

     12.  Invest more than 10% of the Fund's net assets in repurchase  agreements maturing in more than seven days and other illiquid assets.

     13.  Borrow money in excess of one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  The Fund has no intention  of  increasing  its net income  through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  (not including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset  coverage of such  borrowings  shall be at least  300%.  The Fund will not pledge  more  than  10% of its net  assets.  The  Fund  will  not  issue  senior securities  as  defined in the 1940 Act,  except for notes to banks.  Investment securities  will not  normally be  purchased  while the Fund has an  outstanding borrowing.

     Small Cap Value Fund is permitted to invest in other investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  the Fund may not  operate  as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     Small Cap Value Fund has a policy  that it will not invest in  commodities, however,  the Fund reserves the right to invest in financial futures and options thereon,  including  stock index futures,  to the extent these  instruments  are considered commodities.

     Although not a  fundamental  investment  restriction,  Small Cap Value Fund currently does not invest its assets in real estate limited partnerships.

     In addition, Dividend Income Fund shall not:

     1.   With respect to 75% of its total  assets,  invest  more than 5% of the value of its assets in securities of any one issuer (except  obligations issued, or guaranteed  by, the U.S.  government,  its agencies or  instrumentalities  or certificates  of deposit  for any such  securities,  and cash and cash items) or purchase more than 10% of the outstanding voting securities of any one company.

     2.   Invest  in  securities  of other investment companies, except that the
Fund  may  invest  in  securities  of  open-end,   closed-end  and  unregistered
investment  companies,  in accordance with the limitations contained in the 1940
Act.

     3.   Make loans, except to the extent that  purchases  of debt  obligations
(including  repurchase  agreements),  in accordance  with the Fund's  investment objectives and policies,  are considered loans and except that the Fund may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     4.   Purchase or sell real estate. This restriction  shall not preclude the
Fund's  purchase of  securities  issued by real estate  investment  trusts,  the purchase of  securities  issued by companies  that deal in real  estate,  or the investment in securities secured by real estate or interests therein.

     5.   Invest   in  companies  for  the  purpose  of  exercising  control  or management.

                                       4

     6.   Engage in the underwriting of securities of other issuers, except that the Fund may acquire  restricted  or not  readily  marketable  securities  under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

     7.   Make any investment which  would  cause more than 25% of the market or other fair value of its total assets to be invested in securities of issuers all of which conduct their principal business activities in the same industry.  This restriction  does not  apply to  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities.

     8.   Buy  or  sell commodities or commodity contracts, except that the Fund may invest in  financial  futures and  options  thereon,  including  stock index futures, to the extent these instruments are considered commodities.

     9.   Invest in  interests  in oil,  gas or  other  mineral  exploration  or development programs.

     10.  Purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

     11.  Borrow money in excess of one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  The Fund has no intention  of  increasing  its net income  through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  (not including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset  coverage of such  borrowings  shall be at least 300%.  The Fund shall not issue senior  securities as defined by the 1940 Act,  except for notes to banks.
Investment  securities  will not  normally  be  purchased  while the Fund has an outstanding borrowing.

     12.  Dividend  Income  Fund will not  purchase  or retain  securities  of a company  which has an  officer  or  trustee  who is an officer or trustee of the
Trust,  or an officer,  trustee or partner  Manager if, to the  knowledge of the
Fund,  one or more of such persons  beneficially  owns more  than1/2of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     13.  Other  than  securities  of  real  estate  investment trusts, Dividend
Income Fund will not invest in the  securities of companies  which have a record of less than  three  years'  continuous  operation,  including  any  predecessor company or companies,  if such  investment  at the time of purchase  would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies.

                                      * * *

     In applying a Fund's  fundamental  policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover

     Portfolio  trading  will  be  undertaken  principally  to  accomplish  each
Portfolio's respective investment objective.  The Portfolios are free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code and the 1940 Act, when changes in  circumstances or conditions make such a move  desirable  in  light  of  each  Portfolio's  respective  investment objective.  The  Portfolios  will not  attempt  to  achieve  or be  limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental to transactions  undertaken with a view to achieving each Portfolio's respective investment objective.

                                       5

     The portfolio  turnover rate tells you the amount of trading  activity in a fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Portfolio's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Portfolio's  shares. A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective,  a Portfolio may hold securities for any period of time.

     The Small Cap Core Fund and Small Cap Value Fund generally have a portfolio turnover rate below 100%. The Dividend  Income Fund may be expected to engage in active and frequent trading of portfolio securities,  which means that portfolio turnover may exceed 100%.

     For the fiscal years ended November 30, 2005 and 2004, the Funds' portfolio turnover rates were as follows:

------------------------------------ ----------------- ----------------
Portfolio Turnover                         2005             2004
------------------------------------ ----------------- ----------------
Delaware Dividend Income Fund              85%               95%
------------------------------------ ----------------- ----------------
Delaware Small Cap Core Fund               104%             136%
------------------------------------ ----------------- ----------------
Delaware Small Cap Value Fund              33%               35%
------------------------------------ ----------------- ----------------

                         INVESTMENT STRATEGIES AND RISKS

     The Funds' investment objectives, strategies and risks are described in the
Prospectuses.  Certain additional  information is provided below. All investment strategies  of  the  Funds  are  non-fundamental  and  may  be  changed  without shareholder approval, except those identified below as fundamental restrictions.

Brady Bonds
     Among the foreign fixed-income securities in which Dividend Income Fund may invest  are Brady  Bonds.  Brady  Bonds  are debt  securities  issued  under the framework of the Brady Plan,  an  initiative  announced by former U.S.  Treasury
Secretary  Nicholas  F.  Brady in 1989 as a  mechanism  for  debtor  nations  to restructure their outstanding external  indebtedness  (generally commercial bank debt). Brady Bonds are not direct or indirect obligations of the U.S. government or any of its agencies or  instrumentalities  and are not guaranteed by the U.S.
government or any of its agencies or instrumentalities.  In so restructuring its external  debt, a debtor nation  negotiates  with its existing bank lenders,  as well as multilateral  institutions  such as the World Bank and the International
Monetary  Fund,  to exchange  its  commercial  bank debt for newly  issued bonds
(Brady  Bonds).  The  Manager  believes  that  economic  reforms  undertaken  by countries  in  connection  with the  issuance  of Brady  Bonds  make the debt of countries  which have  issued or have  announced  plans to issue  Brady  Bonds a viable opportunity for investment. Investors, however, should recognize that the
Brady Plan only sets forth general  guiding  principles for economic  reform and debt reduction,  emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Credit Default Swaps
     The  Delaware  Dividend  Income  Fund may enter into  credit  default  swap
("CDS")  contracts to the extent  consistent with its investment  objectives and strategies.  A CDS  contract  is a  risk-transfer  instrument  (in the form of a derivative  security)  through which one party (the  "purchaser of  protection")
transfers to another party (the "seller of protection")  the financial risk of a
Credit  Event (as  defined  below),  as it  relates  to a  particular  reference security  or  basket of  securities  (such as an  index).  In  exchange  for the protection  offered by the seller of  protection,  the  purchaser of  protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the  purchaser of  protection is that, if a Credit Event should occur,  it has an agreement  that the seller of  protection  will make it whole in return for the transfer to the seller of  protection  of the  reference security or securities.  The benefit for the seller of protection is the premium income it receives.  The Fund might use CDS  contracts to limit or to reduce the risk  exposure of the Fund to defaults of the issuer or issuers of its  holdings
(i.e.,  to reduce risk when the Fund owns or has  exposure to such  securities).
The Fund also might use CDS  contracts to create or vary  exposure to securities or markets.

                                       6

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Fund's  investments  in the CDS  contracts  will be limited to 15% of its total net assets.  As the  purchaser  or seller of  protection,  the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit Event").  If a Credit Event occurs, the
Fund  generally  would  receive the security or  securities  to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  the  Fund  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contract,  the Fund would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit  exposure  to the  reference  security  (or basket of securities).  The Fund will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

Foreign Securities
     Each Fund may invest in securities of foreign companies. However, Small Cap
Value Fund will not invest more than 25% and Small Cap Core Fund will not invest more than 5% of the value of their respective  assets,  at the time of purchase, in foreign  securities  (other than  securities of Canadian  issuers  registered under the  Securities  Exchange  Act of 1934,  as amended  (the  "1934  Act") or
American  Depositary  Receipts  ("ADRs"),  on which  there are no such  limits).
Although  Small Cap Value Fund may invest up to 25% of its net assets in foreign securities  the Manager  typically  invests  only a small  portion of the Fund's portfolio  in such  securities.  The  Dividend  Income  Fund may, in addition to investing  in  securities  of foreign  companies,  invest in foreign  government securities. No

                                       7

more than 20% of the value of Dividend  Income Fund's total assets,  at the time of purchase,  will be invested in foreign  securities  (other than securities of
Canadian  issuers  registered  under the 1934 Act or ADRs, on which there are no such limits).

     ADRs are receipts  typically  issued by a U.S.  bank or trust company which evidence  ownership of underlying  securities  issued by a foreign  corporation.
Sponsored ADRs are issued jointly by the issuer of the underlying security and a depository,  and unsponsored  ADRs are issued without the  participation  of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such  facilities and the depository of an unsponsored  ADR facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored ADR.

     A Fund may be subject to foreign  withholding  taxes on income from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Investors should recognize that investing in foreign corporations  involves certain considerations, including those set forth below, which are not typically associated with investing in United States  corporations.  Foreign  corporations are  not  generally  subject  to  uniform  accounting,  auditing  and  financial standards  and  requirements  comparable  to those  applicable  to United States corporations. There may also be less supervision and regulation of foreign stock exchanges,  brokers and listed corporations than exist in the United States. The
Funds may be affected  either  unfavorably or favorably by  fluctuations  in the relative  rates of exchange as between the  currencies of different  nations and control regulations.  Furthermore, there may be the possibility of expropriation
or  confiscatory  taxation,   political,   economic  or  social  instability  or
diplomatic  developments  which could affect assets of the Funds held in foreign countries.

     The  Funds  will,  from time to time,  conduct  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward" contract).  Investors should be aware that there are costs and risks associated with such currency  transactions.  The Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other  currencies in which the transaction will be consummated. When the Manager believes that the currency of a particular foreign  country may suffer a decline against the U.S. dollar or against another currency,  a Fund may enter into a forward  contract to sell, for a fixed amount of U.S. dollars or other  appropriate  currency,  the amount of foreign currency approximating the value of some or all of that Fund's securities  denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract.  Accordingly, it may be necessary for a Fund to purchase or sell additional  foreign  currency on the spot market  (and bear the  expense of such  purchase or sale) if the market value of the  security  is less  than or  greater  than the  amount  of  foreign currency the Fund is obligated to deliver.

     The Funds may incur gains or losses from currency transactions.  No type of foreign currency  transaction  will eliminate  fluctuations in the prices of the
Funds' foreign  securities or will prevent loss if the prices of such securities should decline.

Futures and Options on Futures
     Dividend  Income Fund may enter into contracts for the purchase or sale for future delivery of securities.  While futures contracts provide for the delivery of  securities,  deliveries  usually  do  not  occur.  Contracts  are  generally terminated by entering into an offsetting transaction. When Dividend Income Fund enters into a futures  transaction,  it must  deliver to the futures  commission merchant  selected by the Fund an amount  referred to as "initial  margin." This amount is  maintained  by the futures  commission  merchant in an account at the
Fund's custodian bank. Thereafter,  a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such account in accordance with controls set for such account,  depending upon changes in the price of the underlying  securities subject to the futures contract.

                                       8

     Dividend  Income  Fund may enter  into such  futures  contracts  to protect against the adverse effects of  fluctuations in interest rates without  actually buying or selling  securities.  For example,  if interest  rates are expected to increase,  the Fund might  enter  into  futures  contracts  for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities  owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio  would decline,  but the value of the futures  contracts to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value ("NAV")of the Fund from declining as much as it otherwise  would have.  Similarly,  when it is expected that interest rates may decline,  futures  contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, the  Fund  could  take  advantage  of the  anticipated  rise  in  value  of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     With  respect to options on futures  contracts,  when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price,  the Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred  in the  Fund's  holdings.  The  writing  of a put  option on a futures contract  constitutes  a  partial  hedge  against  the  increasing  price of the security  which is  deliverable  upon exercise of the futures  contract.  If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of option  premium which provides a partial hedge against any increase in the price of securities  which the Fund intends to purchase.

     If a put or call option that the Fund has  written is  exercised,  the Fund will  incur a loss  which  will be  reduced  by the  amount  of the  premium  it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions,  the
Fund's losses from existing  options on futures may, to some extent,  be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on portfolio  securities.  For example, the Fund will purchase a put option on a futures contract to hedge the Fund's securities against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may realize a loss.  For  example,  if the Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased  prices which reflect the rising market.  The Fund may be required to sell securities at a time when it may be  disadvantageous  to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

High-Yield, High Risk Securities
     Investing  in  so-called  "high-yield"  or "high risk"  securities  entails certain  risks,  including the risk of loss of  principal,  which may be greater than the risks involved in investment grade securities, and which should be

                                       9

considered  by  investors   contemplating  an  investment  in  the  Funds.  Such
securities  are  sometimes  issued by  companies  whose  earnings at the time of issuance are less than the projected debt service on the high-yield  securities.
The risks include the following:

     Youth and  Volatility  of the  High-Yield  Market:  Although the market for high-yield securities has been in existence for many years, including periods of economic downturns,  the high-yield market grew rapidly during the long economic expansion  which took place in the United States  during the 1980s.  During that economic  expansion,  the use of  high-yield  debt  securities  to  fund  highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the  high-yield  market,  some  analysts  believe a protracted  economic downturn would  severely  disrupt the market for  high-yield  securities,  would adversely  affect the value of outstanding  bonds and would adversely affect the ability of high-yield  issuers to repay  principal and interest.  Those analysts cite volatility experienced in the high-yield market in the past as evidence for their  position.  It is likely that protracted  periods of economic  uncertainty would  result  in  increased  volatility  in the  market  prices  of  high-yield
securities,   an  increase  in  the  number  of  high-yield  bond  defaults  and corresponding volatility in a Fund's NAV.

     Small Cap Value Fund and Small Cap Core Fund will not  ordinarily  purchase securities rated below Baa by Moody's or BBB by S&P. However, these Funds may do so if the Manager  believes that capital  appreciation is likely.  None of these
Funds will invest more than 25% of its assets in such securities. While Dividend
Income Fund will not invest more than 45% of its assets in high-yield, high risk debt  securities,  it has the authority to invest up to all of its net assets in lower rated securities,  which would include income generating equity securities such as convertible securities and preferred stocks.

     Liquidity and Valuation:  The secondary market for high-yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high-yield  securities.  As a result,  the secondary market for high-yield  securities is more limited and less liquid than other  secondary securities markets. The high-yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying such securities for regulatory,  financial or other reasons,  such as the savings  and loan  crisis.  A less liquid  secondary  market may have an adverse effect on a Fund's ability to dispose of particular issues,  when necessary,  to meet a Fund's liquidity needs or in response to a specific  economic event, such as the deterioration in the  creditworthiness of the issuer. In addition, a less liquid  secondary  market makes it more  difficult for a Fund to obtain  precise valuations  of the  high-yield  securities  in  its  portfolio.  During  periods involving  such  liquidity  problems,  judgment  plays a greater role in valuing high-yield  securities  than is  normally  the case.  The  secondary  market for high-yield  securities  is also  generally  considered  to be more  likely to be
disrupted  by  adverse   publicity  and  investor   perceptions  than  the  more
established secondary securities markets. Privately placed high-yield securities are  particularly  susceptible  to the liquidity and  valuation  risks  outlined above.

     Legislative  and Regulatory  Action and  Proposals:  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the United States Congress which could  adversely  affect the market for
high-yield   bonds.   For  example,   Congressional   legislation   limited  the
deductibility  of  interest  paid on  certain  high-yield  bonds used to finance
corporate  acquisitions.   Also,   Congressional   legislation  has,  with  some
exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield  securities.  Regulatory actions have also affected the high-yield market. For example,  many insurance companies have restricted or eliminated  their  purchases  of  high-yield  bonds as a result of,  among other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could result in further tightening of the secondary market for high-yield issues and could reduce the number of new high-yield securities being issued.

Investment Company Securities
     Any  investments  that Dividend  Income Fund makes in either  closed-end or open-end investment companies will be limited by the 1940 Act, and would involve the Fund's pro rata  payment of a portion of the  expenses,  including  advisory fees,  of  such  other  investment  companies.  Under  the  1940  Act's  current limitations,  the Fund may not:  (1) own  more  than 3% of the  voting  stock of another investment company; (2) invest more than 5% of the

                                       10

Fund's total assets in the shares of any one investment company;  nor (3) invest more  than  10% of the  Fund's  total  assets  in  shares  of  other  investment companies.  If the Fund  elects  to limit  its  investment  in other  investment companies to closed-end investment companies,  the 3% limitation described above is  increased  to 10%.  These  percentage  limitations  also apply to the Fund's investments in unregistered investment companies.

Non-Traditional Equity Securities
     Dividend Income Fund may invest in convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative Stock
("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher  dividend  income than is available on a company's  common stock.  A
PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     Dividend  Income  Fund  may  also  invest  in  other  enhanced  convertible securities. These include but are not limited to ACES (Automatically Convertible
Equity  Securities),   PEPS  (Participating   Equity  Preferred  Stock),  PRIDES
(Preferred  Redeemable  Increased  Dividend  Equity  Securities),  SAILS  (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Funds;  3) the Funds must be able to terminate the loan after notice,  at any time;  4) the Funds must receive  reasonable  interest on any loan,  and any dividends,  interest  or other  distributions  on the lent  securities,  and any increase in the market value of such securities; 5) the Funds may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower;  however, if the Trustees of the Trust know that a material event will occur  affecting a loan,  they must either  terminate the loan in order to vote the  proxy or enter  into an  alternative  arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk  that a  borrower  would go  bankrupt  at a time  when the value of the security goes up.  Therefore,  each Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

                                       11

Options
     Small Cap Value  Fund and Small Cap Core Fund may write  call  options  and purchase  put  options on a covered  basis  only,  and will not engage in option writing strategies for speculative  purposes.  Dividend Income Fund may purchase call and put options and write call options on a covered  basis only.  The Funds will not engage in option strategies for speculative purposes.

     Covered  Call  Writing:  Small Cap  Value  Fund and Small Cap Core Fund may
write covered call options from time to time on such portion of their respective portfolios,  without limit, as the Manager  determines is appropriate in seeking to achieve  their  investment  objectives.  The  Dividend  Income Fund may write covered call options in an amount not to exceed 10% of its total assets.  A call option gives the  purchaser of such option the right to buy, and the writer,  in this case a Fund,  has the  obligation  to sell the  underlying  security at the exercise  price  during the option  period.  The  advantage to a Fund of writing covered  calls is that the Fund  receives  additional  income,  in the form of a premium,  which may offset any  capital  loss or decline in market  value of the security.  However,  if the  security  rises  in  value,  a Fund  may not  fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to both options on actual  portfolio  securities  owned by the
Funds and options on stock  indices,  the Funds may enter into closing  purchase transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option  period or securities  convertible  or  exchangeable  into the securities  subject to the call option at no additional  consideration or a Fund owns a call option on the relevant  securities  with an exercise price no higher than the exercise  price on the call option written or subject to any regulatory restrictions,  an amount of cash or liquid high grade debt  obligations at least
equal  to  the  current  underlying   securities.   Unless  a  closing  purchase
transaction is effected, a Fund would be required to continue to

                                       12

hold a security which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options  written by a Fund will  normally  have  expiration dates between one and nine months from the date written. The exercise price of a call  option may be below,  equal to or above the  current  market  value of the underlying security at the time the option is written.

     Purchasing Call Options:  Dividend Income Fund may purchase call options in an amount  not to  exceed 2% of its total  assets.  When  Dividend  Income  Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the option,  the Fund  obtains the right to buy the security  underlying  the option at a specified  exercise price at any time during the term of the option.
The  advantage  of  purchasing  call  options  is that the Fund  may  alter  its portfolio's  characteristics  and modify portfolio  maturities without incurring the cost associated with portfolio transactions.

     Dividend  Income  Fund  may,  following  the  purchase  of a  call  option, liquidate  its  position  by  effecting  a  closing  sale  transaction.  This is accomplished  by selling an option of the same  series as the option  previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the  transaction is more than the premium paid to purchase the original  call  option;  the  Fund  will  realize  a loss  from a  closing  sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option. There is no assurance,  however, that a liquid secondary  market on an exchange will exist for any particular  option, or at any  particular  time,  and for some  options  no  secondary  market on an exchange  may exist.  In such event,  it may not be  possible to effect  closing transactions in particular options,  with the result that the Fund would have to exercise  its options in order to realize  any profit and would incur  brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by the Fund may expire without any value to the Fund.

     Purchasing  Put Options:  Each Fund may invest up to 2% of its total assets in the purchase of put options.  The Funds will,  at all times during which they hold a put option, own the security covered by such option.

     The Funds  intend to  purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put options will allow the Funds to protect an  unrealized  gain in an appreciated  security in their portfolios without actually selling the security.
If the  security  does not drop in value,  the Funds  will lose the value of the premium paid. Each Fund may sell a put option which it has previously  purchased prior to the sale of the  securities  underlying  such  option.  Such sales will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     The  Funds  may enter  into  closing  sale  transactions.  A  closing  sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices

     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions in stock index options will depend on price

                                       13

movements in the stock market generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  the Funds may offset their positions in stock index options  prior to  expiration  by  entering  into  closing  transactions,  on an
Exchange or they may let the options expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's 500 Index ("S&P 500") or the New York Stock Exchange Composite
Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100").
Indices are also based on an industry or market segment such as the AMEX Oil and
Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following  Exchanges among others: The Chicago Board
Options Exchange, New York Stock Exchange and American Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique  will  depend  upon the extent to which  price  movements  in a Fund's portfolio  correlate with price movements of the stock index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a particular stock,  whether a Fund will realize a gain or loss from the  purchase  or  writing  of  options  on an index  depends  upon movements in the level of stock prices in the stock market  generally or, in the case of certain indices, in an industry or market segment, rather than movements in the  price of a  particular  stock.  Since  each  Fund's  portfolio  will not duplicate  the  components  of an  index,  the  correlation  will not be  exact.
Consequently,  a Fund  bears the risk that the  prices of the  securities  being hedged will not move in the same amount as the  hedging  instrument.  It is also possible  that there may be a negative  correlation  between  the index or other securities  underlying the hedging  instrument and the hedged  securities  which would  result  in a loss on both such  securities  and the  hedging  instrument.
Accordingly,  successful  use by the Funds of options on stock  indices  will be subject to the Manager's ability to predict correctly movements in the direction of the  stock  market  generally  or of a  particular  industry.  This  requires different  skills  and  techniques  than  predicting  changes  in the  price  of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability to effectively  hedge its  securities.  Each Fund will  enter  into an option  position  only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in  transactions  in options on stock indices for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying  security,  the loss to the Funds, if any, would be the  difference  between  the  repurchase  price  and the  market  value  of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager  determines to present  minimal  credit risks and which are of high quality.  In addition,  each Fund must have  collateral of at least 102% of the repurchase price, including the portion representing such Fund's yield under such  agreements  which is  monitored  on a daily  basis.  While  the  Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments family (each a "Delaware  Investments
Fund" and collectively,  the "Delaware Investments Funds"), including the Trust, have obtained an exemption (the "Order") from the SEC from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware  Investments
Funds jointly to invest cash  balances.  The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

                                       14

Restricted Securities
     Each  Fund may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.
All of the  Funds'  option  activities  will  be  engaged  in a  manner  that is consistent  with the SEC's  position  concerning  segregation  of assets  with a
Fund's custodian bank.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A  Securities  are  liquid for  purposes  of the  Fund's  15%  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of  soliciting  offers,  and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that Small Cap
Value Fund has no more than 10% and Small Cap Core Fund and Dividend Income Fund have no more  than 15% of their  respective  net  assets  invested  in  illiquid securities.

Short Sales
     Dividend  Income Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in  anticipation  of a decline in the market value of that  security.  At the  time a short  sale is  effected,  the  Fund  incurs  an obligation to replace the security  borrowed at whatever its price may be at the time the Fund  purchases it for  delivery to the lender.  The price at such time may be more or less than the price at which the  security  was sold by the Fund.
When a short sale  transaction  is closed out by delivery of the  security,  any gain or loss on the transaction  generally is taxable as short-term capital gain or loss.  Until the  security  is  replaced,  the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the  security,  the Fund also may be  required  to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be  retained  by the  broker,  to the extent  necessary  to meet margin requirements, until the short position is closed out.

     Until the Fund  replaces a borrowed  security  in  connection  with a short sale,  the  Fund  will be  required  to  maintain  daily a  segregated  account, containing  cash or U.S.  government  securities,  at such a level that: (i) the amount  deposited  in the account plus the amount  deposited  with the broker as collateral  will at all times be equal to at least 100% of the current  value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount  deposited  with the broker as collateral  will not be less than the market value of the security at the time it was sold short.

     The Fund will  incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash  purchase of a long  position in a security.  The amount of any gain will be decreased,  and the amount of any loss increased,  by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

     In  addition  to the short sales  discussed  above,  the Fund also may make short sales  "against  the box," a  transaction  in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement  date, at which time the Fund delivers the security to close the short  position.  The Fund  receives the net proceeds from the short sale.

     The  ability of the Fund to effect  short  sales may be limited  because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company.

                                       15

U.S. Government Securities
     U.S.  Treasury  securities are backed by the "full faith and credit" of the
United  States.  Securities  issued or guaranteed  by federal  agencies and U.S.
government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the United  States.  In the case of securities not backed by the full faith and credit of the United  States,  investors  in such  securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import  Bank, Farmers Home  Administration,
Federal  Financing  Bank,  the  Federal  Housing  Administration,  the  Maritime
Administration,  the Small Business Administration, and others. Certain agencies and  instrumentalities,  such as the Government  National  Mortgage  Association
("GNMA"),  are,  in  effect,  backed by the full  faith and credit of the United
States through  provisions in their charters that they may make  "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt.  Debt from certain other  agencies and  instrumentalities,  including the Federal Home Loan
Bank and Federal National Mortgage Association, are not guaranteed by the United
States, but those institutions are protected by the discretionary  authority for the U.S.  Treasury to purchase certain amounts of their securities to assist the institutions  in meeting their debt  obligations.  Finally,  other  agencies and instrumentalities,  such  as  the  Farm  Credit  System,  the  Tennessee  Valley
Authority  and  the  Federal  Home  Loan  Mortgage  Corporation,  are  federally chartered  institutions  under  U.S.  government  supervision,  but  their  debt securities are backed only by the  creditworthiness of those  institutions,  not the U.S. government.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks,  the  Federal  Land  Banks,   Central  Bank  for  Cooperatives,   Federal
Intermediate Credit Banks and the Federal National Mortgage Association.

     The maturities of such securities usually range from three months to thirty years.  While such securities are guaranteed as to principal and interest by the
U.S.  government or its agencies or  instrumentalities,  their market values may fluctuate and are not guaranteed,  which may, along with the other securities in a Fund's portfolio, cause the Fund's daily NAV to fluctuate.

When-Issued and Delayed Delivery Securities
     Dividend  Income Fund may purchase  securities on a when-issued  or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery  taking place in the future in order to secure what is considered to be an advantageous  yield or price at the time of the transaction.  Delivery of and payment for these  securities may take as long as a month or more after the date of the  purchase  commitment.  The Fund will  designate  cash or  securities  in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received are each fixed at the time the Fund enters into the  commitment  and no interest  accrues to the Fund until  settlement.  Thus,  it is possible that the market  value  at the  time of  settlement  could be  higher  or lower  than the purchase price if the general level of interest rates has changed.

Zero Coupon Bonds and Pay-In-Kind Bonds
     Although  Dividend  Income Fund does not intend to  purchase a  substantial amount of zero coupon bonds or pay-in-kind ("PIK") bonds, from time to time, the
Fund may acquire  zero coupon  bonds and, to a lesser  extent,  PIK bonds.  Zero coupon  bonds  are debt  obligations  which do not  entitle  the  holder  to any periodic  payments  of interest  prior to maturity or a specified  date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value.  PIK bonds pay interest through the  issuance to holders of  additional  securities.  Zero coupon  bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences  which could,  under certain  circumstances,  be adverse to the
Fund.  Investment  in zero coupon or PIK bonds would  require the Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make these  distributions,  the Fund may be required to sell  securities  in its portfolio that it otherwise might have continued to hold or borrow.  These rules could affect the amount,  timing and tax character of income  distributed to you by the Fund.

                                       16

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally  prohibiting  providing  portfolio holdings information to any person until after thirty calendar days have passed.
We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds' Web site,  www.delawareinvestments.com.  In addition, on a ten day lag, we also make  available a month-end  summary  listing of the number of each
Fund's  securities,  country and asset  allocations,  and top ten securities and sectors by percentage of holdings for each Fund.  This  information is available publicly to any and all shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the thirty day lag.
The  Non-Disclosure  Agreements  require  that  the  receiving  entity  hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the information or trading on the information  (either in Fund shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any research or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the Manager nor any affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Funds' Board of Trustees will be notified of any substantial  change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                                       17

                             MANAGEMENT OF THE TRUST

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments Funds. As of March 1, 2006, the Trust's  officers and Trustees owned less than 1% of the outstanding  shares of each Class of each Fund.  The Trust's  Trustees  and  principal  officers are noted below  along with their ages and their  business  experience  for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                                                                                   Complex
                                                                                                  Overseen
                                                                                                 by Trustee/    Other Directorships
Name, Address and          Position(s) Held   Length of Time   Principal Occupation(s) During     Director       Held by Trustee/
Birthdate                   with the Trust        Served                Past 5 Years              or Officer   Director or Officer
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Jude T. Driscoll(2)            Chairman,         5 Years -       Mr. Driscoll has served in           87              None
2005 Market Street         President, Chief      Executive      various executive capacities
Philadelphia, PA 19103         Executive          Officer      at different times at Delaware
                              Officer and                              Investments(1)
March 10, 1963                  Trustee          2 Years -
                                                  Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Thomas L. Bennett               Trustee         Since March          Private Investor -               87              None
2005 Market Street                               23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                    Investment Manager -
October 4, 1947                                                     Morgan Stanley & Co.
                                                                 (January 1984 - March 2004)

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
John A. Fry                     Trustee           4 Years                President -                  87           Director -
2005 Market Street                                               Franklin & Marshall College                    Community Health
Philadelphia, PA 19103                                              (June 2002 - Present)                           Systems

May 28, 1960                                                     Executive Vice President -                    Director - Allied
                                                                 University of Pennsylvania                     Burton Security
                                                                  (April 1995 - June 2002)                          Holdings

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Anthony D. Knerr                Trustee          12 Years        Founder/Managing Director -          87              None
2005 Market Street                                               Anthony Knerr & Associates
Philadelphia, PA 19103                                             (Strategic Consulting)
                                                                      (1990 - Present)
December 7, 1938

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Lucinda S. Landreth             Trustee         Since March      Chief Investment Officer -           87              None
2005 Market Street                               23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                                   (Insurance)
                                                                        (2002 - 2004)
June 24, 1947
-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Ann R. Leven                    Trustee          16 Years      Consultant -- National Gallery         87       Director and Audit
2005 Market Street                                                         of Art                                  Committee
Philadelphia, PA 19103                                                  (1994 - 1999)                            Chairperson -
                                                                                                                  Andy Warhol
November 1, 1940                                                                                                   Foundation

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                                 Systemax Inc.

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Thomas F. Madison               Trustee          11 Years         President/Chief Executive           87           Director -
2005 Market Street                                              Officer - MLM Partners, Inc.                     Banner Health
Philadelphia, PA 19103                                           (Small Business Investing &
                                                                         Consulting)                               Director -

                                       18

February 25, 1936                                                 (January 1993 - Present)                    Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                                   Director -
                                                                                                              Valmont Industries,
                                                                                                                      Inc.

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
Janet L. Yeomans                Trustee           6 Years              Vice President                 87              None
2005 Market Street                                                (January 2003 - Present)
Philadelphia, PA 19103                                                  and Treasurer
                                                                  (January 2006 - Present)
July 31, 1948
                                                                Ms. Yeomans has held various
                                                                 management positions at 3M
                                                                   Corporation since 1983.

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
J. Richard Zecher               Trustee         Since March               Founder -                   87        Director and Audit
2005 Market Street                               23, 2005            Investor Analytics                        Committee Member -
Philadelphia, PA 19103                                                (Risk Management)                        Investor Analytics
                                                                    (May 1999 - Present)
July 3, 1940                                                                                                   Director and Audit
                                                                                                               Committee Member -
                                                                                                                 Oxigene, Inc.

                                                                                                                   Director -
                                                                                                                  Sutton Asset
                                                                                                                   Management
-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------

                                       19

------------------------------------------------------------------------------------------------------------- ---------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                                                                                   Complex
                                                                                                  Overseen
                                                                                                 by Trustee/    Other Directorships
Name, Address and          Position(s) Held   Length of Time   Principal Occupation(s) During     Director       Held by Trustee/
Birthdate                   with the Trust        Served                Past 5 Years              or Officer    Director or Officer
------------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------- ------------------ ---------------- -------------------------------- ------------- ----------------------
Michael P. Bishof             Senior Vice          Chief          Mr. Bishof has served in            87             None(3)
2005 Market Street           President and       Financial      various executive capacities
Philadelphia, PA 19103      Chief Financial    Officer since   at different times at Delaware
                                Officer        February 17,              Investments
August 18, 1962                                    2005

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
David F. Connor             Vice President/   Vice President    Mr. Connor has served as Vice         87             None(3)
2005 Market Street          Deputy General         since        President and Deputy General
Philadelphia, PA 19103     Counsel/Secretary   September 21,         Counsel at Delaware
                                                 2000 and          Investments since 2000
December 2, 1963                                 Secretary
                                               since October
                                                 25, 2005

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
David P. O'Connor             Senior Vice       Senior Vice      Mr. O'Connor has served in           87             None(3)
2005 Market Street         President/General    President,       various executive and legal
Philadelphia, PA 19103       Counsel/Chief        General       capacities at different times
                             Legal Officer      Counsel and        at Delaware Investments
February 21, 1966                               Chief Legal
                                               Officer since
                                                October 25,
                                                   2005
-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------
John J. O'Connor              Senior Vice        Treasurer       Mr. O'Connor has served in           87             None(3)
2005 Market Street           President and    since February    various executive capacities
Philadelphia, PA 19103         Treasurer         17, 2005      at different times at Delaware
                                                                         Investments
June 16, 1957

-------------------------- ------------------ ---------------- -------------------------------- ------------- ---------------------

-----------------------------------------------------------------------------------------------------------------------------------
(1) Delaware Investments is the marketing name for Delaware Management Holdings,
Inc. and its subsidiaries,  including the Trust's Manager, principal underwriter and transfer agent.

(2) Mr.  Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's Manager and principal underwriter.

(3) Messrs. Bishof, Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.
John J.  O'Connor  also  serves  in a  similar  capacity  for  Lincoln  Variable
Insurance   Products   Trust,   which  has  the  same   Manager  as  the  Trust.
------------------------------------------------------------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Name, Address and Birthdate     Position(s) Held with the Funds   Length of Time Served   Principal Occupation(s) During Past 5 Years
------------------------------- ------------------------------- ----------------------- --------------------------------------------
Christopher S. Adams               Vice President/Portfolio            9 years           Mr. Adams has served in various executive
2005 Market Street              Manager/ Senior Equity Analyst                           capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

April 24, 1962

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Damon J. Andres                     Vice President/Senior              11 years          Mr. Andres has served in various executive
2005 Market Street                    Portfolio Manager                                  capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

October 24, 1969

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Christopher S. Beck              Senior Vice President/Senior          7 years            Mr. Beck has served in various executive
2005 Market Street                    Portfolio Manager                                  capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

December 5, 1957

------------------------------- ------------------------------- ----------------------- --------------------------------------------

                                      20

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Name, Address and Birthdate     Position(s) Held with the Funds   Length of Time Served   Principal Occupation(s) During Past 5 Years
------------------------------- ------------------------------- ----------------------- --------------------------------------------
Michael E. Hughes                Vice President/Senior Equity          2 years                        Equity Analyst -
2005 Market Street                        Analyst I                                              Raymond James & Associates
Philadelphia, PA 19103                                                                             (June 2000 - May 2002)

August 30, 1971                                                                                 Investment Limited Partner -
                                                                                                    J.C. Bradford & Co.
                                                                                                   (May 1996 - May 2000)
------------------------------- ------------------------------- ----------------------- --------------------------------------------
Jordan L. Irving                    Vice President/Senior               1 year           Vice President/Senior Portfolio Manager -
2005 Market Street                    Portfolio Manager                                  Delaware Investment Advisers (a series of
Philadelphia. PA 19103                                                                      Delaware Management Business Trust)
                                                                                                   (March 2004 - Present)
December 25, 1973
                                                                                             Vice President/Portfolio Manager -
                                                                                             Merrill Lynch Investment Managers
                                                                                                (February 1998 - March 2004)

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Anthony A. Lombardi                 Vice President/Senior               1 year           Vice President/Senior Portfolio Manager -
2005 Market Street                    Portfolio Manager                                  Delaware Investment Advisers (a series of
Philadelphia. PA 19103                                                                      Delaware Management Business Trust)
                                                                                                   (March 2004 - Present)
October 6, 1965
                                                                                             Vice President/Portfolio Manager -
                                                                                             Merrill Lynch Investment Managers
                                                                                                (February 1998 - March 2004)

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Kent P. Madden                          Equity Analyst                  1 year                        Equity Analyst -
2005 Market Street                                                                              Gartmore Global Investments
Philadelphia, PA 19130                                                                        (November 2000 - December 2004)

May 22, 1972

------------------------------- ------------------------------- ----------------------- ---------------------------------------------
Francis X. Morris                   Director - Fundamental             7 years           Mr. Morris has served in various executive
2005 Market Street                Research/ Senior Portfolio                             capacities at different times at Delaware
Philadelphia, PA 19103                     Manager                                                      Investments.

March 28, 1961

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Michael S. Morris                  Vice President/Portfolio            5 years           Mr. Morris has served in various executive
2005 Market Street              Manager/ Senior Equity Analyst                           capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

September 5, 1968

------------------------------- ------------------------------- ----------------------- --------------------------------------------
D. Tysen Nutt, Jr.               Senior Vice President/Senior           1 year             Senior Vice President/Senior Portfolio
2005 Market Street                    Portfolio Manager                                  Manager/Team Leader-Large Cap Value Focus
Philadelphia, PA 19103                                                                                     Equity
                                                                                         Delaware Investment Advisers (a series of
January 27, 1952                                                                            Delaware Management Business Trust)
                                                                                                   (March 2004 - Present)

                                                                                             Vice President/Portfolio Manager -
                                                                                             Merrill Lynch Investment Managers
                                                                                                (February 1998 - March 2004)

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Donald G. Padilla                  Vice President/Portfolio            2 years          Mr. Padilla has served in various executive
2005 Market Street                Manager/ Equity Analyst II                             capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

August 8, 1964

------------------------------- ------------------------------- ----------------------- --------------------------------------------

                                       21

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Name, Address and Birthdate     Position(s) Held with the unds   Length of Time Served   Principal Occupation(s) During Past 5 Years
------------------------------- ------------------------------- ----------------------- --------------------------------------------
Timothy L. Rabe                  Senior Vice President/Senior          5 years            Mr. Rabe has served in various executive
2005 Market Street                    Portfolio Manager                                  capacities at different times at Delaware
Philadelphia, PA 19103                                                                                  Investments.

September 18, 1970

------------------------------- ------------------------------- ----------------------- --------------------------------------------
Robert A. Vogel, Jr.                Vice President/Senior               1 year           Vice President/Senior Portfolio Manager -
2005 Market Street                    Portfolio Manager                                  Delaware Investment Advisers (a series of
Philadelphia. PA 19103                                                                      Delaware Management Business Trust)
                                                                                                   (March 2004 - Present)
February 22, 1969
                                                                                             Vice President/Portfolio Manager -
                                                                                             Merrill Lynch Investment Managers
                                                                                                (February 1997 - March 2004)
------------------------------- ------------------------------- ----------------------- --------------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments Funds as of December 31, 2005.

--------------------- ------------------------------------------------ -------------------------------------------------------
                                                                         Aggregate Dollar Range of Equity Securities in All
                                                                        Registered Investment Companies Overseen by Trustee
 Name                  Dollar Range of Equity Securities in the Trust             in Family of Investment Companies
--------------------- ------------------------------------------------ -------------------------------------------------------
Jude T. Driscoll                   Small Cap Value Fund                                    Over $100,000
                                      $10,001-$50,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Thomas L. Bennett                          None                                                 None
--------------------- ------------------------------------------------ -------------------------------------------------------
John A. Fry(1)                             None                                            Over $100,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Anthony D. Knerr                   Small Cap Value Fund                                  $10,001 - $50,000
                                        $1-$10,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Lucinda S. Landreth                 Small Cap Core Fund                                   $10,001-$50,000
                                        $1-$10,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Ann R. Leven                       Small Cap Value Fund                                    Over $100,000
                                     $50,001-$100,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Thomas F. Madison                          None                                          $10,001 - $50,000
--------------------- ------------------------------------------------ -------------------------------------------------------
Janet L. Yeomans                           None                                          $50,001 - $100,000
--------------------- ------------------------------------------------ -------------------------------------------------------
J. Richard Zecher                          None                                           $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------

(1) As of December  31,  2005,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments  Funds for which he or she serves as a Trustee or  Director  for the fiscal year ended  November  30,  2005 and an estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Director  as of November 30,  2005.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Funds.

                                       22

------------------------- ------------------ --------------------- ----------------------- ---------------------
                                                                                            Total Compensation
                                                  Pension or                               from the Investment
                              Aggregate      Retirement Benefits      Estimated Annual         Companies in
                            Compensation      Accrued as Part of       Benefits Upon             Delaware
Trustee(1,2)               from the Trust       Fund Expenses            Retirement           Investments(3)
------------------------- ------------------ --------------------- ----------------------- ---------------------
Walter P. Babich               $1,900                None                 $80,000                $51,667
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas L. Bennett              $3,681                None                 $80,000                $80,000
------------------------- ------------------ --------------------- ----------------------- ---------------------
John H. Durham                 $1,281                None                 $80,000                $35,033
------------------------- ------------------ --------------------- ----------------------- ---------------------
John A. Fry(4)                 $5,875                None                 $80,000               $130,023
------------------------- ------------------ --------------------- ----------------------- ---------------------
Anthony D. Knerr               $5,936                None                 $80,000               $139,525
------------------------- ------------------ --------------------- ----------------------- ---------------------
Lucinda S. Landreth            $3,949                None                 $80,000                $85,200
------------------------- ------------------ --------------------- ----------------------- ---------------------
Ann R. Leven                   $6,557                None                 $80,000               $152,567
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas F. Madison              $5,938                None                 $80,000               $139,167
------------------------- ------------------ --------------------- ----------------------- ---------------------
Janet L. Yeomans               $5,546                None                 $80,000               $130,833
------------------------- ------------------ --------------------- ----------------------- ---------------------
J. Richard Zecher              $3,681                None                 $80,000                $80,000
---------------------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment  company in the Delaware  Investments  family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of November
     30,  2005,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in  the  Delaware  Investments  family  for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments family as of that date.

(2)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees  and  each  of  the  32  investment   companies  in  the  Delaware
     Investments  family  on March  22,  2005.  Thomas L.  Bennett,  Lucinda  S.
     Landreth and J. Richard  Zecher joined the Board of  Trustees/Directors  of the 32 investment companies in the Delaware Investments family on March 23,
     2005.

(3)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in the Delaware  Investments  family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Nominating  Committee  receive  additional  compensation  of
     $1,700 for each meeting.  In addition,  the  chairpersons  of the Audit and
     Nominating  Committees  each  receive an annual  retainer of  $15,000.  The
     Lead/Coordinating   Trustee/Director  of  the  Delaware  Investments  Funds
     receives an additional retainer of $35,000.

(4)  In addition to this compensation, for the 12-month period ended on November
     30, 2005, Mr. Fry received $5,711 in  professional  fees from the Trust for services provided to the Trust's Board.

     The  Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy on the Board. Shareholders who wish to submit

                                       23

recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee,
c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania
19103. Shareholders should include appropriate information on the background and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies  generally in accordance with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without   charge:    (i)   through   the   Funds'   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

                                       24

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides investment management services to all of the other Delaware Investments
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Funds. The Manager pays the salaries of all Trustees,  officers and  employees  who are  affiliated with both the Manager and the Trust.

     The Manager and its predecessors  have been managing  Delaware  Investments
Funds since 1938. As of December 31, 2005, the Manager and its affiliates within
Delaware Investments were managing in the aggregate in excess of $110 billion in assets in various  institutional or separately  managed,  investment company and insurance  accounts.  The  Manager is a series of Delaware  Management  Business
Trust, which is an indirect  subsidiary of Delaware  Management  Holdings,  Inc.
("DMH"). DMH is an indirect subsidiary,  and subject to the ultimate control, of
Lincoln  National  Corporation   ("Lincoln").   Lincoln,  with  headquarters  in
Philadelphia,  Pennsylvania,  is a diversified  organization  with operations in many  aspects  of the  financial  services  industry,  including  insurance  and investment  management.  Delaware  Investments is the marketing name for DMH and its subsidiaries.  The Manager and its affiliates own the name "Delaware Group."
Under certain  circumstances,  including the termination of the Trust's advisory relationship  with  the  Manager  or  its  distribution  relationship  with  the
Distributor,  the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from its name.

     The  Investment  Management  Agreement for each Fund is dated  November 23,
1999,  and was approved by the initial  shareholder  on that date. The Agreement had an initial  term of two years and may be  renewed  each year only so long as such renewal and continuance are specifically  approved at least annually by the
Board of Trustees or by vote of a majority of the outstanding  voting securities of a Fund,  and only if the terms of and the renewal  thereof have been approved by the  vote of a  majority  of the  Trust's  Independent  Trustees  who are not
parties  thereto or  interested  persons of any such party,  cast in person at a meeting  called for the purpose of voting on such  approval.  Each  Agreement is terminable  without  penalty on 60 days' notice by the Trust's Board of Trustees or by the Manager.  Each Agreement will terminate  automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

                                       25

  ------------------------- ----------------------------------------------------
                                           Management Fee Schedule
  Fund Name                            (annual rate as a percentage of
                                          average daily net assets)
  ------------------------- ----------------------------------------------------
  Dividend Income Fund      0.65% on first $500 million;
                            0.60% on next $500 million;
                            0.55% on next $1,500 million; and
                            0.50% on assets in excess of $2,500 million.
  ------------------------- ----------------------------------------------------
                            0.75% on first $500 million;
                            0.70% on next $500 million;
  Small Cap Core Fund       0.65% on next $1,500 million; and
                            0.60% on assets in excess of $2,500 million.
  ------------------------- ----------------------------------------------------
                            0.75% on first $500 million;
                            0.70% on next $500 million;
  Small Cap Value Fund      0.65% on next $1,500 million; and
                            0.60% on assets in excess of $2,500 million.
  ------------------------- ----------------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

----------------------- ----------------------- ---------------------- ----------------------
Fund                    November 30, 2005       November 30, 2004      November 30, 2003
----------------------- ----------------------- ---------------------- ----------------------
Dividend Income Fund    $2,463,270     earned   $710,153      earned   $27,247       earned
                        $1,602,623     paid     $402,956      paid     $-0-          paid
                        $860,647       waived   $307,197      waived   $27,247       waived
----------------------- ----------------------- ---------------------- ----------------------
Small Cap Core Fund     $42,610        earned   $31,621       earned   $24,025       earned
                        $0 paid        paid     $20,970       paid     $14,806       paid
                        $42,610        waived   $10,651       waived   $9,219        waived
----------------------- ----------------------- ---------------------- ----------------------
Small Cap Value Fund    $4,120,481     earned   $3,373,984    earned   $2,587,068    earned
                        $4,120,481     paid     $3,373,984    paid     $2,587,068    paid
                        $0             waived   $-0-          waived   $-0-          waived
----------------------- ----------------------- ---------------------- ----------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Funds' proportionate share of certain  administrative  expenses; the investment  management  fees;  transfer and dividend  disbursing  agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution  Agreements  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor  for the other  Delaware  Investments  Funds.  The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net
commissions   from  the  Funds  on  behalf  of  their  Class  A  Shares,   after
re-allowances to dealers, as follows:

------------------------ --------------------------- ----------------------- --------------------
                               Total Amount of         Amounts Re-allowed to   Net Commission To
 Fund/Fiscal Year Ended   Underwriting Commissions          Dealers             Distributor
-------------------------------------------------------------------------------------------------
Dividend Income Fund
------------------------ --------------------------- ----------------------- --------------------
       11/30/05                $3,285,018                 $2,766,952            $518,066

------------------------ --------------------------- ----------------------- --------------------
       11/30/04                $2,738,351                 $2,321,299            $417,052
------------------------ --------------------------- ----------------------- --------------------
       11/30/03                 $193,354                   $163,684             $29,670
------------------------ --------------------------- ----------------------- --------------------

                                       26

-------------------------------------------------------------------------------------------------
Small Cap Core Fund
------------------------ --------------------------- ----------------------- --------------------
       11/30/05                 $40,677                    $34,517               $6,159
------------------------ --------------------------- ----------------------- --------------------
       11/30/04                   None                       None                 None
------------------------ --------------------------- ----------------------- --------------------
       11/30/03                   None                       None                 None
-------------------------------------------------------------------------------------------------
Small Cap Value Fund
------------------------ --------------------------- ----------------------- --------------------
       11/30/05                $1,169,753                 $1,000,519            $169,234
------------------------ --------------------------- ----------------------- --------------------
       11/30/04                 $597,925                   $513,885             $84,040
------------------------ --------------------------- ----------------------- --------------------
       11/30/03                 $440,690                   $389,473             $51,217
------------------------ --------------------------- ----------------------- --------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC payments with respect to Class A Shares of each Fund as follows:

---------------------- ---------------------- --------------------- ---------------------
Fiscal Year Ended       Dividend Income Fund   Small Cap Core Fund  Small Cap Value Fund
                           Class A Shares          Class A Shares      Class A Shares
---------------------- ---------------------- --------------------- ---------------------
      11/30/05               None                  None                 None
---------------------- ---------------------- --------------------- ---------------------
      11/30/04               None                  None                 None
---------------------- ---------------------- --------------------- ---------------------
      11/30/03               None                  None                 None
---------------------- ---------------------- --------------------- ---------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  CDSC payments with respect to Class B Shares of Dividend Income Fund and Small Cap Value Fund as follows:

---------------------- ---------------------- ---------------------
Fiscal Year Ended       Dividend Income Fund  Small Cap Value Fund
                         Class B Shares(1)       Class B Shares
---------------------- ---------------------- ---------------------
      11/30/05             $90,909               $132,470
---------------------- ---------------------- ---------------------
      11/30/04             $16,660               $200,345
---------------------- ---------------------- ---------------------
      11/30/03               $499                $223,869
-------------------------------------------------------------------
(1)      Commenced operations October 1, 2003

     During  the last  three  fiscal  years,  the  Distributor  received  in the aggregate  CDSC payments with respect to Class C Shares of Dividend  Income Fund and Small Cap Value Fund as follows:

---------------------- ---------------------- ---------------------
                        Dividend Income Fund  Small Cap Value Fund
Fiscal Year Ended        Class C Shares(1)       Class C Shares
---------------------- ---------------------- ---------------------
      11/30/05             $45,257                $17,175
---------------------- ---------------------- ---------------------
      11/30/04             $17,941                $7,247
---------------------- ---------------------- ---------------------
      11/30/03               $10                  $7,185
-------------------------------------------------------------------
(1)      Commenced operations October 1, 2003

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003.  Pursuant to such Agreement,  LFD shall: (i)
promote the sale of the Funds' shares through broker/dealers, financial advisors and other financial intermediaries  (collectively,  "Financial Intermediaries");
(ii)  create  messaging  and  packaging  for  certain  non-regulatory  sales and marketing  materials related to the Funds; and (iii) produce such non-regulatory sales and  marketing  materials  related  to the  Funds.  LFD is located at 2001
Market Street, Philadelphia,  PA 19103-7055. The rate of compensation,  which is calculated  and paid  monthly,  to LFD for the  sales of  shares  of the  retail
Delaware  Investments  Funds  (excluding  the shares of the  Delaware VIP Trust, money market  funds and house  accounts  and shares  redeemed  within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

  -------------------------------------------------------- ---------------------
                                                           Basis Points on Sales
  -------------------------------------------------------- ---------------------
  Retail Mutual Funds (Class A, B and C Shares)                    0.50%
  -------------------------------------------------------- ---------------------
  Merrill Lynch Connect Program                                    0.25%
  -------------------------------------------------------- ---------------------
  Registered Investment Advisors and
  H.D. Vest Institutional Classes                                  0.45%
  -------------------------------------------------------- ---------------------
  Citigroup Global Capital Markets, Inc. (formerly
  Salomon Smith Barney) and   Delaware International
  Value Equity Fund Class I Shares                                    0%
  -------------------------------------------------------- ---------------------

                                       27

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  retail  Delaware   Investments   Funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

  ------------------------------------------------------ -----------------------
                                                         Basis Points on Sales

  ------------------------------------------------------ -----------------------
  Retail Mutual Funds (including shares of money
  market funds and house accounts and shares
  redeemed within 30 days of purchase)                           0.04%
  ------------------------------------------------------ -----------------------
  Merrill Lynch Connect Program                                     0%
  ------------------------------------------------------ -----------------------
  Registered Investment Advisors and
  H.D. Vest Institutional Classes                                0.04%
  ------------------------------------------------------ -----------------------
  Citigroup Global Capital Markets, Inc. (formerly
  Salomon Smith Barney) and Delaware International
  Value Equity Fund Class I Shares                               0.04%
  ------------------------------------------------------ -----------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments Funds. The Transfer
Agent is paid a fee by the Funds for providing  these services  consisting of an annual per  account  charge of $23.10  for each open and  closed  account on its records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting services to each
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company,  Inc.
furnishes accounting  services.  The fees are charged to each Fund and the other
Delaware Investments Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245 is  custodian of the Funds'  securities  and cash.  As custodian  for each
Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds and releases  portfolio  securities on account of each Fund;  receives and disburses  money on behalf of each Fund;  and collects  and receives  income and other payments and distributions on account of each Fund's portfolio securities.
JP Morgan also serves as the Funds'  custodian for their  investments in foreign securities.

                                       28

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible  as of November 30,
2005.

                                                                            No. of Accounts      Total Assets in Accounts
                                          No. of        Total Assets        with Performance-        with Performance-
Name                                     Accounts          Managed             Based Fees                Based Fees
Damon J. Andres
Registered Investment Companies              6          $2.2 billion                -                       -
Other Pooled Investment Vehicles             -                -                     -                       -
Other Accounts                               6         $111.2 million               -                       -
Christopher S. Adams
Registered Investment Companies              7          $4.0 billion                -                       -
Other Pooled Investment Vehicles             2          $11.2 million               -                       -
Other Accounts                              17          $1.6 billion                -                       -
Francis X. Morris
Registered Investment Companies              7          $4.0 billion                -                       -
Other Pooled Investment Vehicles             2          $11.2 million               -                       -
Other Accounts                              17          $1.6 billion                -                       -
Michael S. Morris
Registered Investment Companies              7          $4.0 billion                -                       -
Other Pooled Investment Vehicles             2          $11.2 million               -                       -
Other Accounts                              17          $1.6 billion                -                       -
Don G. Padilla
Registered Investment Companies              7          $4.0 billion                -                       -
Other Pooled Investment Vehicles             2          $11.2 million               -                       -
Other Accounts                              17          $1.6 billion                -                       -
Christopher S. Beck
Registered Investment Companies              3          $2.4 billion                -                       -
Other Pooled Investment Vehicles             1          $1.0 million                -                       -
Other Accounts                               4         $436.4 million               -                       -
Michael E. Hughes
Registered Investment Companies              3          $2.4 billion                -                       -
Other Pooled Investment Vehicles             1          $1.0 million                -                       -
Other Accounts                               4         $436.4 million               -                       -
Jordan L. Irving
Registered Investment Companies(4)           8          $3.2 billion                -                       -
Other Pooled Investment Vehicle              -                -                     -                       -
Other Accounts                              16          $1.3 billion                -                       -
Anthony A. Lombardi
Registered Investment Companies(4)           8          $3.2 billion                -                       -
Other Pooled Investment Vehicle              -                -                     -                       -
Other Accounts                              16          $1.3 billion                -                       -
Kent Madden
Registered Investment Companies              3          $2.4 billion                -                       -
Other Pooled Investment Vehicles             1          $1.0 million                -                       -
Other Accounts                               4         $436.4 million               -                       -

                                      29

                                                                            No. of Accounts      Total Assets in Accounts
                                          No. of        Total Assets        with Performance-        with Performance-
Name                                     Accounts          Managed             Based Fees                Based Fees
D. Tysen Nutt, Jr.
Registered Investment Companies              8          $3.5 billion                -                       -
Other Pooled Investment Vehicles             -                -                     -                       -
Other Accounts                              16          $126 million                -                       -
Timothy L. Rabe
Registered Investment Companies             13          $3.2 billion                -                       -
Other Pooled Investment Vehicles             -                -                     -                       -
Other Accounts                               4          $1.3 billion                -                       -
Robert A. Vogel, Jr.
Registered Investment Companies              8          $3.2 billion                -                       -
Other Pooled Investment Vehicles             -                -                     -                       -
Other Accounts                              16          $1.3 billion                -                       -

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to these  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salaries:  Each named portfolio  manager receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus -- Other Equity  Teams:  The bonus pool is determined by the revenues associated with the products a portfolio  manager  manages.  The Manager keeps a percentage  of the  revenues and the  remaining  percentage  of revenues  (minus appropriate  direct  expenses  associated  with this product and the  investment management  team) create the "bonus pool" for a product.  Various members of the team have the  ability  to earn a  percentage  of the  bonus  pool with the most senior  contributors  having the largest  share.  The pool is allotted  based on subjective  factors (50%) and objective  factors  (50%).  The primary  objective factor is a Fund's performance  relative to the performance of the Fund's Lipper peer  group.  Performance  is  measured  as the result of one's  standing in the appropriate Lipper peer group on a one-year and three-year basis. The three-year is weighted  more heavily and there is no objective  award for a fund that falls below the 50th percentile for a given time period.  There is a sliding scale for performance achievements above the 50th percentile.

     Bonus -- Fixed Income Teams:  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount  of the pool for  bonus  payments  is first  determined  by  mathematical equation based on assets,  management fees and direct  expenses,  including fund waiver expenses,  for registered  investment  companies,  pooled  vehicles,  and managed separate accounts. Generally, 80% of the bonus is

                                       30

quantitatively determined. For investment companies, each manager is compensated according  to a Fund's  Lipper peer group  percentile  ranking on a one-year and three-year  basis.  For managed  separate  accounts the  portfolio  managers are
compensated   according  to  the  composite  percentile  ranking  in  consultant databases.  There is no  objective  award for a fund that  falls  below the 50th percentile  for a given time  period.  There is a sliding  scale for  investment companies  that are  ranked  above the 50th  percentile.  The  managed  separate accounts are compared to Callan and other  databases.  The remaining 20% portion of the bonus is  discretionary  as  determined  by the  Manager  and takes  into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the Manager in its full  discretion.  Option awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

                                       31

Ownership of Securities
     As of November 30, 2005, the following  portfolio  managers owned shares in the following Funds:

------------------------ ---------------------------- ----------------------------------------------------
Portfolio Manager                  Fund Name            Dollar Range of Equity Securities in the Funds
------------------------ ---------------------------- ----------------------------------------------------
Christopher Adams            Small Cap Core Fund                          $1 - $10,000
------------------------ ---------------------------- ----------------------------------------------------
Donald Padilla               Small Cap Core Fund                       $10,001 - $50,000
------------------------ ---------------------------- ----------------------------------------------------
Christopher Beck             Small Cap Value Fund                     $100,001 - $500,000
------------------------ ---------------------------- ----------------------------------------------------

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution for the Funds.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Funds either buy  securities  directly  from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a  commission.  When a commission is paid, a Fund pays  reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the securities industry. In some instances,  a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Dividend Income Fund were as follows:

  ------------------------------------------------------------------------------
                            Fiscal year ended November 30,
  ----------------------------- -------------------------- ---------------------
              2005                        2004                       2003
  ----------------------------- -------------------------- ---------------------
            $556,849                    $141,908                    $9,293
  ----------------------------- -------------------------- ---------------------

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Small Cap Core Fund were as follows:

  ------------------------------------------------------------------------------
                            Fiscal year ended November 30,
  ----------------------------- -------------------------- ---------------------
              2005                        2004                       2003
  ----------------------------- -------------------------- ---------------------
            $14,167                      $12,340                    $6,344
  ----------------------------- -------------------------- ---------------------

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Small Cap Value Fund were as follows:

  ------------------------------------------------------------------------------
                            Fiscal year ended November 30,
  ----------------------------- -------------------------- ---------------------
              2005                        2004                       2003
  ----------------------------- -------------------------- ---------------------
            $586,950                    $671,171                   $653,387
  ----------------------------- -------------------------- ---------------------

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment decision-making process with respect to one or more funds

                                       32

and  accounts  managed by it,  and may not be used,  or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in the 1934  Act and the  Investment  Management  Agreements,
higher  commissions  are  permitted  to be paid to  brokers/dealers  who provide brokerage and research services than to  broker/dealers  who do not provide such services,  if such higher  commissions are deemed  reasonable in relation to the value of the brokerage and research  services  provided.  Although  transactions directed to brokers/dealers who provide such brokerage and research services may result in the Funds paying higher  commissions,  the Manager  believes that such commissions  are  reasonable  in  relation  to the  value of the  brokerage  and research services provided.  In some instances,  services may be provided to the
Manager which  constitute in some part  brokerage and research  services used by the  Manager in  connection  with its  investment  decision-making  process  and constitute  in  some  part  services  used by the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making process.  In such  cases,  the  Manager  will make a good  faith  allocation  of brokerage  and  research  services  and  will pay out of its own  resources  for services  used  by the  Manager  in  connection  with  administrative  or  other functions not related to its investment decision-making process. In addition, so
long  as  no  fund  is  disadvantaged,   portfolio  transactions  that  generate
commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio pricing services to each Fund and to other Delaware  Investments
Funds.  Subject to best execution,  commissions  allocated to brokers  providing such pricing  services may or may not be  generated by the funds  receiving  the pricing service.

     During the fiscal year ended November 30, 2005,  portfolio  transactions of
Dividend Income Fund, Small Cap Core Fund and Small Cap Value Fund in the amount of $128,022,810, $595,128 and $145,846,923, respectively, resulting in brokerage commissions  of $182,269,  $1,683 and $246,953,  respectively,  were directed to brokers for brokerage and research services provided.

     As of November 30, 2005, the Dividend Income Fund held the following amount of securities of its regular broker/dealers,  as defined in Rule 10b-1 under the
1940 Act, or such broker/dealers' parent: Morgan Stanley ($6,488,274).

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD") and subject to seeking best  execution,  the Funds may place orders with broker/dealers  that have  agreed to defray  certain  expenses  of the  Delaware
Investments Funds, such as custodian fees.

     In 2005,  Funds  were  given  the  authority  to begin  participation  in a commission  recapture  program.  Under the program  and subject to seeking  best execution (as described in the first  paragraph in this section),  the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Funds in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of  the  Funds.  The  Manager  and  its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program  described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

                                       33

                                  CAPITAL STOCK

Capitalization
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund, and each share class has the same voting and other  rights and  preferences  as the other  classes of a Fund, except  that shares of the  Institutional  Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1.  Similarly,  as a general matter,  shareholders of Fund Classes may vote only on matters affecting the Fund Classes' Rule 12b-1 Plans that relates to the class of shares that they hold.  However,  Class B Shares may vote on any proposal to increase  materially the fees to be paid by each Fund under the Rule 12b-1 Plan  relating  to Class A
Shares.  General  expenses of each Fund will be allocated on a pro-rata basis to the classes  according to asset size,  except that expenses of the Fund Classes'
Rule 12b-1 Plans will be allocated solely to those classes.

     Effective as of the close of business  November 29, 1996, the name Delaware
Group Value Fund,  Inc. was changed to Delaware Group Equity Funds V, Inc. As of
November 23,  1999,  Delaware  Group  Equity  Funds V, Inc.  changed its name to
Delaware Group Equity Funds V.

     Prior to November 9, 1992, the Trust offered only one series,  now known as
Value  Fund,  and one class of  shares,  Value  Fund A Class.  The  Trust  began offering Value Fund  Institutional  Class Shares on November 9, 1992; Value Fund
Class B Shares on September  6, 1994;  and Value Fund Class C Shares on November
29, 1995.  Prior to September 6, 1994, Value Fund A Class was known as the Value
Fund  class  and Value  Fund  Institutional  Class  was known as the Value  Fund
(Institutional)  class. Effective as of the close of business November 29, 1996, the Trust began offering the Retirement  Income Fund.  Effective as of the close of business on July 31, 1997, the name of the Value Fund series changed to Small
Cap Value Fund  series and the names of the Value Fund Class A, Value Fund Class
B, Value Fund Class C and Value Fund Institutional Class Shares changed to Small
Cap Value Fund Class A, Small Cap Value Fund Class B, Small Cap Value Fund Class
C and Small Cap Value Fund Institutional Class Shares, respectively.

     The Registration Statement of the Small Cap Contrarian Fund and its Classes
became  effective on December 18, 1998.  As of August 16, 1999,  Small Cap Value
Fund,  Small Cap  Contrarian  Fund and  Retirement  Income  Fund  changed  their respective names to Delaware Small Cap Value Fund, Delaware Small Cap Contrarian
Fund and  Delaware  Retirement  Income  Fund.  The names of their  classes  also changed on that date.

     Beginning June 2, 2003,  Delaware Small Cap Value Fund began offering Class
R Shares.  Effective as of the close of business on September 30, 2003, the name of Delaware Retirement Income Fund was changed to Delaware Dividend Income Fund.
The names of its classes also changed on that date.  Beginning  October 1, 2003,
Delaware Dividend Income Fund began offering Class R Shares.

     Effective  November 1, 2004, the name of Delaware Small Cap Contrarian Fund was  changed to  Delaware  Small Cap Core Fund.  The names of its  classes  also changed on that date.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

                                PURCHASING SHARES

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to

                                       34

suspend  sales of Fund  shares,  and reject any order for the  purchase  of Fund shares if in the  opinion  of  management  such  rejection  is in a Fund's  best interest. The minimum initial investment generally is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  Trustees  and employees of any Delaware  Investments Fund, the Manager or any of the Manager's
affiliates if the purchases  are made pursuant to a payroll  deduction  program.
Shares  purchased  pursuant  to the  Uniform  Gifts  to  Minors  Act or  Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class
R and the Institutional  Classes,  but certain eligibility  requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any of the Delaware Investments Funds. Each Fund reserves the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign  financial  institution  is  accepted,  you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes' Prospectuses.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class B Shares are purchased at NAV and are subject to a CDSC of: (i) 4.00%
if shares are  redeemed  within one year of  purchase;  (ii) 3.25% if shares are redeemed within two years of purchase; (iii) 2.75% if shares are redeemed during the third year following purchase;  (iv) 2.25% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year following  purchase;  and (vi) 0% thereafter.  Class B Shares are also subject to annual Rule 12b-1 Plan expenses which are higher than those to

                                       35

which  Class A Shares are subject and are  assessed  against  Class B Shares for eight years after purchase. See "Automatic Conversion of Class B Shares" below.

     Class C Shares are  purchased  at NAV and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge or CDSC or Rule 12b-1 Plan expenses.

     See "Plans Under Rule 12b-1 for the Fund Classes" under "Purchasing Shares, and Determining Offering Price and Net Asset Value" below.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  either  Class B or Class C
Shares and have the entire initial  purchase  amount  invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.
Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers or others  for  providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the respective  Class.  Class B Shares will  automatically  convert to
Class A Shares at the end of eight  years after  purchase  and,  thereafter,  be subject  to Class A Shares'  annual  Rule 12b-1 Plan  expenses.  Unlike  Class B
Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

                                       36

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors  also should  consider  the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R Shares,  investors should also  consider  the  duration  of the annual Rule 12b-1 Plan  expenses to which each Class is subject  and the  desirability  of an  automatic  conversion feature to Class A Shares  (with lower  annual  Rule 12b-1 Plan fees),  which is available only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on the Fund Classes will be calculated in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amount of Rule 12b-1 Plan  expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special Purchase Features - Class A Shares," below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of each Fund.  Financial advisors also may be eligible for a dealer's commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

                                       37

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount  equal to the  lesser of the NAV at the time of  purchase  of the  shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of each Fund, even if those shares are later exchanged for shares of another  Delaware  Investments  Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the  exchange.  The Fund Classes'
Prospectuses include information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those shares.  At the end of eight years after purchase,  an investor's  Class B
Shares will be  automatically  converted  into Class A Shares of each Fund.  See
"Automatic Conversion of Class B Shares" below.  Investors are reminded that the
Class A Shares  into which  Class B Shares  will  convert are subject to Class A
Shares' ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested in the Funds' shares. The Distributor  currently compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to Rule annual 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the  proceeds  of the Rule 12b-1 Plan fees  makes it  possible  for the
Funds to sell Class B Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the eighth anniversary after a purchase of Class B Shares

                                       38

falls on a Conversion  Date, an  investor's  Class B Shares will be converted on that  date.  If the eighth  anniversary  occurs  between  Conversion  Dates,  an investor's  Class B Shares will be converted on the next  Conversion  Date after such anniversary.  Consequently,  if a shareholder's eighth anniversary falls on the day after a  Conversion  Date,  that  shareholder  will have to hold Class B
Shares for as long as three  additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to Class A Shares of the Fund  pro-rata with Class B shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested in the Funds' shares. The Distributor  currently compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes of each Fund (the "Plans").  Each Plan permits the Funds to pay for certain  distribution,  promotional  and  related  expenses involved in the marketing of only the Class of shares to which the Plan applies.
The  Plans do not apply to  Institutional  Class  Shares.  Such  shares  are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of  Institutional  Class Shares.  Shareholders of
Institutional Class Shares may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes'  monthly fees to the  Distributor for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Fund under the Plans,  and a Fund's
Distribution  Agreement, on an annual basis, is up to 0.30% of average daily net assets of a Fund's Class A shares, up to 1.00% (0.25% of which are

                                       39

service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining  shareholder accounts) of the Funds' Class B
Shares'  and Class C Shares'  average  daily net  assets  for the year and up to
0.60% of the  Class R  Shares'  average  daily  net  assets  for the  year.  The
Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best execution,  the Funds may, from time to time, buy or sell  portfolio  securities  from or to firms which receive  payments  under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such  Agreement.  Continuation of the Plans and the  Distribution  Agreements,  as  amended,  must be  approved annually by the Board of Trustees in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

                                       40

     For the fiscal year ended  November 30, 2005,  the Rule 12b-1 payments from the Fund  Classes  of  Dividend  Income  Fund and Small Cap Value Fund are shown below.  The 12b-1  payment for Class B and Class R Shares of Small Cap Core Fund
are not shown because the classes had not commenced  operations as of the close of the Fund's last fiscal year.

------------------------------------ ---------------- ----------------- ----------------- --------------
Dividend Income Fund                     Class A          Class B           Class C          Class R
------------------------------------ ---------------- ----------------- ----------------- --------------
Advertising                                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Annual/Semi-Annual Reports                 $5,427             $911             $1,963             $15
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Trails                            $723,706          $109,971          $335,667          $3,571
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Sales Charges                         ----          $176,873          $717,209            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Dealer Service Expenses                      ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Interest on Broker Sales Charges             ----           $44.553           $14,835            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Commissions to Wholesalers                 $1,628              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Broker Meetings                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Other                          $1,878            $4,363            $8,132            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Prospectus Printing                       $14,729            $2,307            $6,004            $141
------------------------------------ ---------------- ----------------- ----------------- --------------
Telephone                                    ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Wholesaler Expenses                          $400          $102,284          $121,969            $331
------------------------------------ ---------------- ----------------- ----------------- --------------
Other                                        ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Total                                    $747,768          $441,262        $1,205,779          $4,058
------------------------------------ ---------------- ----------------- ----------------- --------------

------------------------------------ ---------------- ----------------- ----------------- --------------
Small Cap Value Fund                     Class A          Class B           Class C          Class R
------------------------------------ ---------------- ----------------- ----------------- --------------
Advertising                                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Annual/Semi-Annual Reports                $11,806            $2,509            $1,007            $100
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Trails                          $1,213,055          $271,081          $485,249         $33,347
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Sales Charges                         ----          $587,058          $285,041            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Dealer Service Expenses                      ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Interest on Broker Sales Charges             ----          $117,065            $8,969              ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Commissions to Wholesalers                   ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Broker Meetings                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Other                         $13,075            $3,748             $846             ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Prospectus Printing                       $38,557            $4,579             $46              $227
------------------------------------ ---------------- ----------------- ----------------- --------------
Telephone                                    ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Wholesaler Expenses                      $267,682          $102,202           $25,567          $4,070
------------------------------------ ---------------- ----------------- ----------------- --------------
Other                                        ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Total                                  $1,544,175        $1,088,243          $806,725         $37,744
------------------------------------ ---------------- ----------------- ----------------- --------------

------------------------------------ ---------------- ----------------- ----------------- --------------
Small Cap Core Fund                      Class A          Class B           Class C          Class R
------------------------------------ ---------------- ----------------- ----------------- --------------
Advertising                                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Annual/Semi-Annual Reports                   ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Trails                                $499              ----              $104            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Broker Sales Charges                         ----              ----              $276            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Dealer Service Expenses                      ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Interest on Broker Sales Charges              $14              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Commissions to Wholesalers                   ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Broker Meetings                  ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Promotional-Other                            ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Prospectus Printing                           $16              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Telephone                                    ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Wholesaler Expenses                          ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Other                                        ----              ----              ----            ----
------------------------------------ ---------------- ----------------- ----------------- --------------
Total                                        $529              ----              $380            ----
------------------------------------ ---------------- ----------------- ----------------- --------------

                                       41

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments Fund shares.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o The purchase  must be made by a group retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware  Investments Fund and any stable value account  available to investment advisory  clients of the Manager or its  affiliates;  or (ii) is sponsored by an employer  that has at any point  after  May 1, 1997 had more than 100  employees while such plan has held Class A Shares of a Delaware  Investments Fund and such employer has properly  represented to, and received  written  confirmation  back from RFS in writing that it has the requisite  number of  employees.  See "Group
Investment  Plans" for information  regarding the  applicability  of the Limited
CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases  of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase,  Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments Funds ("eligible Delaware
Investments  Fund  shares"),   as  well  as  shares  of  designated  classes  of
non-Delaware   Investments  Funds  ("eligible   non-Delaware   Investments  Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value
of  eligible  Delaware   Investments  Fund  shares  and  eligible   non-Delaware
Investments  Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for  eligible  non-Delaware  Investments  Fund  shares at NAV  without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales charge, will be subject to

                                       42

the applicable sales charge if exchanged for eligible Delaware  Investments Fund shares  to which a sales  charge  applies.  No sales  charge  will  apply if the eligible fund shares were previously  acquired  through the exchange of eligible shares on which a sales charge was already paid or through the  reinvestment  of dividends. See "Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments   Fund  shares  in  connection  with  Allied  Plans,  all
participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
under "Purchasing Shares" above.

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described  the Fund  Classes'  Prospectuses,  apply to  redemptions  by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments and non-Delaware  Investments  Fund shares.  When eligible
Delaware  Investments  Fund  shares are  exchanged  into  eligible  non-Delaware
Investments  Fund  shares,  the Limited  CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is signed.  The 13-month period begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below,  the purchaser will be asked to pay an amount equal to the  difference  between the  front-end  sales charge on Class A
Shares  purchased at the reduced rate and the front-end  sales charge  otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month  period,  the Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the  other  Delaware  Investments  Funds previously  purchased and still held as of the date of their Letter of Intention toward  the  completion  of  such  Letter,  except  as  described  below.  Those purchasers  cannot include  shares that did not carry a front-end  sales charge,
CDSC or Limited CDSC,  unless the  purchaser  acquired  those shares  through an exchange  from a  Delaware  Investments  Fund that did carry a  front-end  sales charge,  CDSC  or  Limited  CDSC.  For  purposes  of  satisfying  an  investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the
Funds and the  corresponding  classes  of shares of other  Delaware  Investments
Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

                                       43

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments Funds. In addition,  if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the
Funds,  as well as  shares  of any  other  class  of any of the  other  Delaware
Investments  Funds  which  offer such  classes  (except  shares of any  Delaware
Investments  Fund which do not carry a front-end  sales charge,  CDSC or Limited
CDSC).  If, for example,  any such purchaser has previously  purchased and still holds  Class A Shares  of a Fund  and/or  shares  of any  other  of the  classes described  in the  previous  sentence  with a value of $40,000 and  subsequently purchases  $10,000 at offering  price of additional  shares of Class A Shares of that Fund,  the charge  applicable to the $10,000  purchase  would  currently be
4.75%. For the purpose of this  calculation,  the shares presently held shall be valued at the  public  offering  price  that  would  have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges  for  Class A Shares  in the Fund  Classes'
Prospectuses  to determine the  applicability  of the Right of  Accumulation  to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares holding shares which were  acquired  through an exchange from one of the other  Delaware  Investments
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds in the same Class of the Funds or in the same Class of any of the other
Delaware Investments Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed  to a  Delaware  Investments  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read  carefully the prospectus  for the Delaware  Investments  Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus  contains more complete  information  about the Delaware  Investments
Fund, including charges and expenses.

                                       44

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in  Delaware  Investments  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments Fund. See "Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset  Value"  under  "Redemption  and  Exchange"  below.   Notwithstanding  the
foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan  alliance  program  which  requires  that shares will be  available at NAV, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  ; (vi) certain  plans  qualified  under  Section 529 of the
Internal  Revenue Code for which the Funds' Manager,  Distributor or one or more
of  their   affiliates   provide   recordkeeping,   administrative,   investment
management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of institutional class shares.

                                       45

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically reinvest dividends and/or distributions in any of the other Delaware Investments
Funds,  including  the Funds,  in states  where their  shares may be sold.  Such investments  will be at NAV at the close of  business on the  reinvestment  date without any front-end sales charge or service fee. The  shareholder  must notify the Transfer  Agent in writing and must have  established an account in the fund
into  which  the  dividends  and/or  distributions  are  to  be  invested.   Any
reinvestment  directed  to a fund in which  the  investor  does not then have an account will be treated like all other initial  purchases of the fund's  shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made  before  investing  or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments  Funds may be  invested  in  shares  of the  Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments  Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments Fund rather than transferred from the Eligible 529 Plan, as
described  under   "Redemption  and  Exchange"  below.  The  treatment  of  your redemption proceeds from an Eligible 529 Plan does

                                       46

not  apply  if you  take  possession  of the  proceeds  of  the  withdrawal  and subsequently  reinvest them (i.e.,  the transfer is not made directly).  Similar benefits may also be extended to direct  transfers from a substantially  similar class of a Delaware Investments Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

                                       47

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

                                       48

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities for which market

                                       49

quotations  are not readily  available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Funds receive your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the  Delaware  Investments  Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining  Offering  Price  and Net  Asset  Value"  above.  The Funds and the
Distributor  end their  business  days at 5 p.m.,  Eastern  time.  This offer is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

                                       50

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of Funds are  subject  to CDSCs as  described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Funds, the Funds' CDSC schedule may be higher than the CDSC schedule relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be

                                       51

payable  upon a  disposition  of the New  Shares,  the  period  of time  that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares of the Funds for a longer  period  of time than if the  investment  in New  Shares  were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments Funds,  including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the Funds or of any other Delaware Investments Fund.
Holders of Class B Shares of the Funds are  permitted to exchange all or part of their  Class B Shares  only into  Class B Shares of other  Delaware  Investments
Fund.  Similarly,  holders  of Class C Shares  of the  Funds  are  permitted  to exchange  all or part of their  Class C Shares  only into  Class C Shares of any other Delaware  Investments Fund. Class B Shares of the Funds and Class C Shares
of the Funds  acquired by exchange  will  continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the automatic  conversion into Class A Shares of the
Funds.  Holders of Class R Shares of the Funds are  permitted to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Delaware  Investments  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

Written Redemption
     You  can  write  to the  Funds  at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class.  Certificates are not issued for Class B Shares or Class C
Shares.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern of market timing in any Delaware Investments Fund to be a market timer.

     Market timing of a Delaware  Investments  Fund occurs when  investors  make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments  Fund followed  quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments Fund within the

                                       52

same calendar quarter as a previous  short-term  roundtrip in that Fund, you may be considered a market timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in  determining  whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
     You may also write to the Funds (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Funds,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

                                       53

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or
NAV, as applicable,  for which certificates have not been issued may establish a
Systematic  Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals  of $75 or more,  although the Funds do not  recommend  any specific amount of withdrawal.  This is  particularly  useful to  shareholders  living on fixed incomes, since it can provide them with a stable supplemental amount. This
$5,000  minimum  does not  apply  for the  investments  made  through  qualified retirement  plans.  Shares  purchased  with the initial  investment  and through reinvestment  of cash dividends and realized  securities  profits  distributions will be credited to the shareholder's account and sufficient full and fractional shares  will be  redeemed  at the  NAV  calculated  on the  third  business  day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments Funds or is investing in Delaware  Investments Funds which do not  carry a sales  charge.  Redemptions  of  Class A  Shares  pursuant  to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a

                                       54

dealer's commission has been paid on that purchase.  The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares  redeemed  via a Systematic
Withdrawal  Plan will be waived if the annual  amount  withdrawn in each year is less than 12% of the account  balance on the date that the Plan is  established.
If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic  Withdrawal  Plan is  established,  all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously  redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal
Plan  payment  will be those not  subject  to a CDSC  because  they have  either satisfied the required  holding period or were acquired through the reinvestment of distributions.  See the Fund Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes. Sharehiolders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (2) the NAV of such  Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another  Delaware  Investments Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

                                       55

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program  that  required  shares to be available at net asset value and
          RFS  served as the  sponsor of the  alliance  program or had a product participation  agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

                        DIVIDENDS, DISTRIUTIONS AND TAXES

Distributions
     Dividend  Income  Fund will  normally  make  payments  from net  investment income, if any,  quarterly and Small Cap Core Fund and Small Cap Value Fund will normally  make such  payments,  if any,  annually.  Payments  from net  realized securities  profits  of a Fund,  if any,  will be  distributed  annually  in the quarter following the close of the fiscal year.

     All dividends and any capitals gains  distributions  will be  automatically reinvested in additional  shares at the net asset value of the ex-dividend  date unless,  in the case of shareholders in the Fund Classes of Dividend Income Fund and Small Cap Value  Fund,  an election  to receive  dividends  in cash has been made.  If you elect to take your  dividends and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLine(SM)  Direct Deposit  Service and have such payments  transferred  from your Fund account to your predesignated bank account. See Systematic  Withdrawal
Plans above.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.
Any  check in  payment  of  dividends  or other  distributions  which  cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest. Each Fund may deduct from a shareholder's account the costs of that Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund,  except that, absent any applicable fee waiver
Class A Shares,  Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes

                                       56

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

                                       57

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending November 30; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you

                                       58

from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum investment or reporting  requirements that must be met by a Fund.  Income on investments by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot  exceed the gross  amount of  dividends received by a Fund from domestic (U.S.)  corporations  that would have qualified for the  dividends-received  deduction  in the hands of a Fund if the Fund was a regular  corporation.  The availability of the  dividends-received  deduction is subject to certain holding period and debt financing  restrictions imposed under the Code on the corporation  claiming the deduction.  The amount that a Fund may designate as eligible for the  dividends-received  deduction  will be reduced or eliminated  if the  shares  on which  the  dividends  earned  by the  Fund  were debt-financed  or held by the Fund  for  less  than a  minimum  period  of time, generally  46 days  during a 91-day  period  beginning  45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or  eliminated.  Even if designated as  dividends  eligible  for the  dividends-received  deduction,  all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  In addition,  a Fund's  investment in real estate  investment trust  ("REIT")  securities  could in limited  circumstances  cause a tax-exempt investor to have unrelated business taxable income.

                                       59

These rules  could,  therefore,  affect the amount,  timing or  character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to mark-to-market  these contracts  annually as of November 30
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction or a Fund's entry into an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position,"
causing it to realize  gain,  but not loss,  on the  position.  Additionally,  a
Fund's entry into  securities  lending  transactions  may cause the  replacement income  earned on the loaned  securities  to fall outside of the  definition  of qualified  dividend  income.  This  replacement  income  generally  will  not be eligible for reduced rates of taxation on qualified  dividend income and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest or  payment-in-kind  (PIK) bonds,  that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in REITs. Certain tax-exempt  shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  To the  extent  that a Fund  invests  in a REIT that  invests  in REMIC residual interests, a portion of the Fund's income that is attributable to these residual  interests  (and  which  is  referred  to in  the  Code  as an  "excess inclusion")  will be  subject  to federal  income  tax in all  events.  Treasury regulations  that have yet to be issued in final  form are  expected  to provide that excess inclusion income of regulated investment companies,  such as a Fund, will be  allocated  to  shareholders  of the  regulated  investment  company  in proportion  to the  dividends  received  by such  shareholders,  with  the  same consequences  as if you held the related REMIC residual  interest  directly.  In general, excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating  losses  (subject to a limited  exception for certain thrift  institutions),  (ii)  will  constitute  UBTI to  entities  (including  a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

                                       60

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any payment date,  the amount of an ordinary dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal
year  end.  In  addition,   the  Fund   reserves  the  right  not  to  designate
interest-related  dividends where the amount designated would be de minimis on a per share basis. As a consequence,  the Fund may  overwithhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  The Funds may  invest in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain  will be  taxed  as  income  "effectively  connected  with a U.S.  trade or business."  As a result the  non-U.S.  shareholder  will be required to pay U.S.
income tax on such gain and file a nonresident U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-

                                       61

term capital gain  dividends and  interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "DIVIDENDS,  DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Funds'  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     Each Fund calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by a Fund with  respect  to a Class  during  the  period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less  than  the  average  for the  entire  period.  Each  Fund  also may advertise from time to time the total return of one or more Classes of shares on a  year-by-year  or  other  basis  for  various  specified  periods  by means of quotations, charts, graphs or schedules.

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the financial  statements contained in each
Fund's Annual Report.  Each Fund's Statement of Net Assets,  Statement of Assets
and Liabilities (as applicable),  Statement of Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of Ernst & Young LLP, the independent registered public accounting firm,  for the fiscal year ended  November 30, 2005,  are included in the Funds'
Annual  Reports  to  shareholders.   The  financial   statements  and  financial
highlights,  the notes  relating  thereto  and the  reports of Ernst & Young LLP listed above are  incorporated  by reference  from the Annual  Reports into this
Part B.

                                       62

                                PRINCIPAL HOLDERS

     As of March 1, 2006,  management believes the following accounts held 5% or more of the outstanding shares of the Funds:

----------------------------------------------------------------------------------------------
Fund / Class                    Name and Address                                 Percentage
----------------------------------------------------------------------------------------------
Delaware Dividend Income Fund   MLPF&S for the Sole Benefit of its Customers     9.52%
Class A Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd floor
                                Jacksonville, FL  32246
----------------------------------------------------------------------------------------------
Delaware Dividend Income Fund   MLPF&S for the Sole Benefit of its Customers     17.19%
Class B Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd floor
                                Jacksonville FL  32246
----------------------------------------------------------------------------------------------
                                Citigroup Global Markets, Inc.                   7.18%
                                House Account
                                Attn: Peter Booth, 7th floor
                                333 W. 34th St.
                                New York, NY  10001-2402
----------------------------------------------------------------------------------------------
Delaware Dividend Income Fund   MLPF&S for the Sole Benefit of its Customers     39.36%
Class C Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd floor
                                Jacksonville FL  32246
----------------------------------------------------------------------------------------------
                                Citigroup Global Markets, Inc.                   12.02%
                                House Account
                                Attn: Peter Booth, 7th floor
                                333 W. 34th St.
                                New York, NY  10001-2402
----------------------------------------------------------------------------------------------
Delaware Dividend Income Fund   Pershing LLC                                     43.27%
Institutional Class Shares      P.O. Box 2052
                                Jersey City, NJ  07303-2052
----------------------------------------------------------------------------------------------
                                Pershing LLC                                     6.93%
                                P.O. Box 2052
                                Jersey City, NJ  07303-2052
----------------------------------------------------------------------------------------------
                                Wells Fargo Investments LLC                      5.16%
                                625 Marquette Ave. Floor 13
                                Minneapolis MN  55402-2308
----------------------------------------------------------------------------------------------
Delaware Dividend Income Fund   MG Trust Co. as agent for Frontier Trust Co. as  50.74%
Class R Shares                  trustee Pinehurst Surgical Clinic, PA
                                P.O. Box 10699
                                Fargo, ND  58106-0699
----------------------------------------------------------------------------------------------
                                Trustees of the Center Plastic Surgery PC        15.44%
                                Defined Benefit Pension Plan
                                5550 Friendship Blvd.
                                Chevy Chase, MD  20815-7256
----------------------------------------------------------------------------------------------
                                William G. Timblin, Sr., Trustee                 14.87%
                                TTI, Inc. 401k plan
                                P.O. Box 1257
                                200 E. Washington St.
                                Appleton, WI  54911-5490
----------------------------------------------------------------------------------------------

                                       63

----------------------------------------------------------------------------------------------
                                MLPF&S for the Sole Benefit of its Customers     13.49%
                                Attn: Fund Administration
                                4800 Deer Lake Dr. E, 2nd floor
                                Jacksonville, FL  32246
----------------------------------------------------------------------------------------------
Delaware Small Cap Core Fund    MLPF&S for the Sole Benefit of its Customers     8.50%
Class A Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., Floor 2
                                Jacksonville FL  32246-6484
----------------------------------------------------------------------------------------------
Delaware Small Cap Core Fund    MLPF&S for the Sole Benefit of its Customers     33.72%
Class C Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E, Floor 2
                                Jacksonville FL  32246-6484
----------------------------------------------------------------------------------------------
Delaware Small Cap Core Fund    Lincoln National Life Ins. Company               62.56%
Institutional Class Shares      1300 S. Clinton St.
                                Fort Wayne, IN 46802-3506
----------------------------------------------------------------------------------------------
                                IBEW Local 64 Fund Account                       15.81%
                                National City Bank Trustee
                                Trust Mutual Funds
                                P.O. Box 94984
                                Cleveland, OH  44101-4984
----------------------------------------------------------------------------------------------
                                ICMA-RC Services LLC                             6.79%
                                777 N. Capitol St., NE
                                Washington, DC  20002-4239
----------------------------------------------------------------------------------------------
                                Chase Manhattan c/f                              6.23%
                                Del Grp Foundation Fd Growth Port.
                                Attn: Marisol Gordan -- Global Inv Ser.
                                3 Metrotech Center, 8th floor
                                Brooklyn NY  11201-3800
----------------------------------------------------------------------------------------------
Delaware Small Cap Core Fund    MG Trustco Trustee                               91.17%
Class R Shares                  Godwin Pappas Langley Ronquillo
                                700 17th St., Ste. 300
                                Denver, CO  80202-3531
----------------------------------------------------------------------------------------------
                                MG Trustco Custodian FBO                         8.72%
                                Newdata Strategies Ret. Plan
                                700 17th St., Ste. 300
                                Denver, CO  80202-3531
----------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund   MLPF&S for the Sole Benefit of its Customers     7.43%
Class A Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd Floor
                                Jacksonville FL  32246
----------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund   MLPF&S for the Sole Benefit of its  Customers    8.95%
Class B Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd Floor
                                Jacksonville, FL  32246-6484
----------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund   MLPF&S for the Sole Benefit of its Customers     27.97%
Class C Shares                  Attention:  Fund Administration
                                4600 Deer Lake Dr. E., 2nd FL
                                Jacksonville, FL  32246
----------------------------------------------------------------------------------------------

                                       64

----------------------------------------------------------------------------------------------
                                Citigroup Global Markets, Inc.                   11.10%
                                Attn: Peter Booth, 7th floor
                                333 W. 34th St.
                                New York, NY  10001-2402
----------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund   RS DMC Employee MPP Plan                         32.00%
Institutional Class Shares      Delaware Management Co
                                Employee Money Purchase Pension
                                c/o Rick Seidel
                                2005 Market St.
                                Philadelphia, PA  19103-7042
----------------------------------------------------------------------------------------------
                                Fidelity Investments Institutional               18.50%
                                Operations Co. as agent for certain Employee
                                Benefit Plans
                                100 Magellan Way
                                Covington, KY  41015-1999
----------------------------------------------------------------------------------------------
                                Bost & Co.                                       7.01%
                                FBO Tuition a/c Investment Program
                                c/o Mutual Fund Operation
                                P.O. Box 3198
                                Pittsburgh, PA  15230-3198
----------------------------------------------------------------------------------------------
                                Wells Fargo Bank NA FBO                          6.90%
                                Bethany Lutheran College Sterling
                                P.O. Box 1533
                                Minneapolis, MN  55480-1533
----------------------------------------------------------------------------------------------
                                Bost & Co.                                       5.27%
                                FBO Tuition a/c Investment Program
                                c/o Mutual Fund Operation
                                P.O. Box 3198
                                Pittsburgh, PA  15230-3198
----------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund   MLPF&S for the Sole Benefit of its Customers     36.52%
Class R Shares                  Attn: Fund Administration
                                4800 Deer Lake Dr. E., 2nd floor
                                Jacksonville FL  32246
----------------------------------------------------------------------------------------------
                                MFS Heritage Trust Company FBO Certain Company   5.11%
                                Benefits Plans
                                P.O. Box 55824
                                Boston, MA  02205-5824
----------------------------------------------------------------------------------------------

                                       65

APPENDIX A - DESCRIPTION OF RATINGS

--------------------------------------------------------------------------------------------
Commercial Paper
--------------- ----------------------------------------------------------------------------
S&P's           Excerpts from S&P's  description  of its two highest  commercial paper ratings:
--------------- ----------------------------------------------------------------------------
          A-1   judged to be the highest investment grade  category  possessing the highest relative strength;
--------------- ----------------------------------------------------------------------------
          A-2   investment grade category possessing less relative strength than the highest rating.
--------------- ----------------------------------------------------------------------------

--------------- ----------------------------------------------------------------------------
Moody's         Excerpts from Moody's description of its two highest  commercial paper ratings:
--------------- ----------------------------------------------------------------------------
           P-1  the highest grade possessing greatest relative strength;
--------------- ----------------------------------------------------------------------------
           P-2  second highest grade possessing less relative strength than the highest grade.
--------------- ----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Bonds
--------------- ----------------------------------------------------------------------------
S&P's           Excerpts from S&P's description of its bond ratings:
--------------- ----------------------------------------------------------------------------
           AAA  highest grade obligations.  They possess the ultimate degree of protection as to principal and interest;
--------------- ----------------------------------------------------------------------------
            AA  also qualify as high grade obligations, and  in the majority  of instances differ from AAA issues only in a small degree;
--------------- ----------------------------------------------------------------------------
             A  strong ability to pay interest and repay principal although more susceptible to changes in circumstances;
--------------- ----------------------------------------------------------------------------
           BBB  regarded  as having  an  adequate  capacity  to pay interest and repay principal;
--------------- ----------------------------------------------------------------------------
           BB,  regarded, on balance, as predominantly speculative with respect
            B,  to  capacity  to  pay interest and repay principal in accordance
       CCC, CC  with the terms of the obligation. BB indicates the lowest degree
                of speculation and CC the highest degree of speculation.   While
                such   debt   will  likely  have  some  quality  and  protective
                characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions;
--------------- ----------------------------------------------------------------------------
             C  reserved for income bonds on which no interest is being paid;
--------------- ----------------------------------------------------------------------------
             D  in  default,  and  payment  of  interest  and/or  repayment  of principal is in arrears.
--------------- ----------------------------------------------------------------------------

--------------- ----------------------------------------------------------------------------
Moody's         Excerpts from Moody's description of its bond ratings:
--------------- ----------------------------------------------------------------------------
           Aaa  judged to be the best quality.  hey carry the smallest degree of investment risk;
--------------- ----------------------------------------------------------------------------
            Aa  judged to be of high quality by all standards;
--------------- ----------------------------------------------------------------------------
             A  possess  favorable  attributes and are considered "upper medium"
                grade obligations;
--------------- ----------------------------------------------------------------------------
           Baa  considered as medium grade obligations.  Interest payments and principal security appear adequate for the present  but  certain protective elements may be lacking or may be characteristically unreliable over any great length of time;
--------------- ----------------------------------------------------------------------------
            Ba  judged  to  have  speculative  elements;  their future cannot be considered as well assured. Often the protection of interest and principal  payments  may  be  very moderate and thereby not well
                safeguarded   during   both  good and bad times over the future.
                Uncertainty of position characterizes bonds in this class;
--------------- ----------------------------------------------------------------------------
             B  generally  lack  characteristics  of  the  desirable investment.
                Assurance of interest and principal payments or of  maintenance of other terms of the contract over any long period of time may be small;
--------------- ----------------------------------------------------------------------------
           Caa  are of poor standing. Such issues may be in default or there may be  present  elements  of danger  with  respect  to principal or interest;
--------------- ----------------------------------------------------------------------------
            Ca  represent  obligations  which  are speculative in a high degree.
                Such   issues   are  often  in  default  or  have  other  marked
                shortcomings;
--------------- ----------------------------------------------------------------------------
             C  the  lowest  rated  class  of bonds  and  issues so rated can be regarded  as  having  extremely poor prospects of ever attaining any real investment standing.
--------------- ----------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits. The following  exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 24 filed November 22, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed November 22, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit EX-99.b.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed
                    November 22, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005) attached as Exhibit EX-99.b.

          (d)  Investment Management Agreement.

               (1)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective Amendment No. 28 filed March 30,
                    2001.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 32 filed January 30, 2004.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware  Distributors,  L.P.  and  on  behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 32 filed January 30,
                         2004.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         EX-99.e.1.iii.

               (2)  Dealer's   Agreement   incorporated   into  this  filing  by
                    reference to Post-Effective Amendment No. 28 filed March 30,
                    2001.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 30, 2003.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 30, 2003.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 33 filed
                    January 28, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the  Registrant  on  behalf  of the  Small  Cap  Value  Fund
                    (formerly  known as the Value Fund)  incorporated  into this filing by reference to Post-Effective Amendment No. 28 filed
                    March 30, 2001.

                    (i)  Executed  Amendment  (July 1,  2001) to Global  Custody
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 30 filed January 30,
                         2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of Global Custody Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         January 30, 2004.

                    (iii)Executed   Letter   (November  29,  1996)  to  add  the
                         Dividend Income Fund (formerly  Retirement Income Fund)
                         to the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         April 30, 1997.

                    (iv) Executed  Letter  (December 1998) to add Small Cap Core
                         Fund (formerly Small Cap Contrarian Fund) to the Global
                         Custody  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 29 filed January 31,
                         2002.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank  (formerly The Chase  Manhattan
                    Bank) and the  Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 28 filed March 30,
                    2001.

                    (i)  Executed  Amendment (October 1, 2002) to the Securities
                         Lending  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 30 filed January 30,
                         2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         to the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed January 30, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed January
                    31, 2002.

                    (i)  Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed January 30, 2004.

                    (ii) Executed  Schedule B (December 2, 2004) to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  33 filed
                         January 28, 2005.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 17 filed January 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A to Delaware Investments Family of Funds Fund
                         Accounting Agreement attached as Exhibit EX-99.h.2.ii.

               (3)  Form of  Distribution  Expense  Limitation  Letters  between
                    Delaware  Distributors,  L.P. and the Registrant attached as
                    Exhibit EX-99.h.3.

               (4)  Form  of  Investment  Advisory  Expense  Limitation  Letters
                    between Delaware  Management  Company,  a series of Delaware
                    Management  Business  Trust and the  Registrant  attached as
                    Exhibit EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 18, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 24 filed November 22, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (March 2006) attached as Exhibit EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital  Agreements.  Undertaking of Initial  Shareholder
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 2 filed June 17, 1987.

          (m)  Plans under Rule 12b-1.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (4)  Plan under Rule 12b-1 for Class R (May 15, 2003) attached as
                    Exhibit EX-99.m.4.

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               attached as Exhibit EX-99.n.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit EX-99.p.3.

          (q)  Other.  Powers of  Attorney  (May 18,  2005)  attached as Exhibit
               EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) attached as Exhibit EX-99.b.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III,  Delaware Group Equity Funds IV, Delaware Group  Foundation
          Funds,  Delaware Group Global &  International  Funds,  Delaware Group
          Government   Fund,   Delaware  Group  Income  Funds,   Delaware  Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds,  Voyageur  Intermediate  Tax-Free  Funds,  Voyageur  Investment
          Trust,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,  Voyageur
          Mutual  Funds  III,  Voyageur  Tax-Free  Funds,  Delaware  Investments
          Dividend and Income Fund, Inc.,  Delaware  Investments Global Dividend
          and Income Fund, Inc.,  Delaware  Investments Arizona Municipal Income
          Fund, Inc.,  Delaware  Investments  Colorado Insured  Municipal Income
          Fund,  Inc.,  Delaware  Investments  Florida Insured  Municipal Income
          Fund,  Delaware  Investments  Minnesota  Municipal  Income Fund, Inc.,
          Delaware  Investments  Minnesota  Municipal  Income Fund II, Inc.  and
          Delaware  Investments  Minnesota  Municipal  Income Fund III, Inc.) as
          well as to certain non-affiliated  registered investment companies. In addition,  certain  officers of the Manager  also serve as trustees of other  Delaware  Investments  Funds,  and  certain  officers  are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments  Funds  (see  Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

--------------------------- ---------------------------- --------------------------------- --------------------------------------
Name and Principal Business Positions and Offices with   Positions and Offices with        Other Positions and Offices
Address                     Manager                      Registrant                        Held
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Jude T. Driscoll            President/Chief Executive    Chairman/President/Chief          Mr. Driscoll has served in various
                            Officer                      Executive Officer                 executive capacities within Delaware
                                                                                           Investments

                                                                                           President/Chief Executive Officer
                                                                                           and Director -
                                                                                           Lincoln National Investments
                                                                                           Companies, Inc.

                                                                                           Director - HYPPCO Finance Company
                                                                                           Ltd.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Ryan K. Brist               Executive Vice               Executive Vice                    Mr. Brist has served in various
                            President/Managing           President/Managing                executive capacities within Delaware
                            Director/Co-Head - Fixed     Director/Chief Investment         Investments
                            Income                       Officer - Fixed Income
                                                                                           Vice President - Lincoln National
                                                                                           Income Fund, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
John C.E. Campbell          Executive Vice President/    Senior Vice President/Deputy      Mr. Campbell has served in various
                            Global Marketing & Client    Chief Investment Officer - Fixed  executive capacities within Delaware
                            Services                     Income                            Investments

                                                                                           President/Chief Executive Officer -
                                                                                           Optimum Fund Trust
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Patrick P. Coyne            Executive Vice President/    Executive Vice President/         Mr. Coyne has served in various
                            Managing Director/Chief      Managing Director/Chief           executive capacities within Delaware
                            Investment Officer - Fixed   Investment Officer - Fixed Income Investments
                            Income
                                                                                           Managing Director - Fixed Income -
                                                                                           Lincoln National Investment
                                                                                           Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Philip N. Russo(1)          Executive Vice               None                              Mr. Russo has served in various
                            President/Chief Financial                                      executive capacities within Delaware
                            Officer                                                        Investments

--------------------------- ---------------------------- --------------------------------- --------------------------------------
See Yeng Quek               Executive Vice               Executive Vice                    Mr. Quek has served in various
                            President/Managing           President/Managing                executive capacities within Delaware
                            Director/Chief Investment    Director/Chief Investment         Investments
                            Officer - Fixed Income       Officer - Fixed Income
                                                                                           Director/Trustee - HYPPCO Finance
                                                                                           Company Ltd.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Douglas L. Anderson         Senior Vice                  None                              Mr. Anderson has served in various
                            President/Operations                                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Marshall T. Bassett         Senior Vice President/Chief  Senior Vice President/Chief       Mr. Bassett has served in various
                            Investment Officer -         Investment Officer - Emerging     executive capacities within Delaware
                            Emerging Growth              Growth                            Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Joseph Baxter               Senior Vice President/Head   Senior Vice President/Head of     Mr. Baxter has served in various
                            of Municipal Bond            Municipal Bond Investments        executive capacities within Delaware
                            Investments                                                    Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Christopher S. Beck         Senior Vice                  Senior Vice President/Senior      Mr. Beck has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Michael P. Bishof           Senior Vice                  Chief Financial Officer           Mr. Bishof has served in various
                            President/Investment                                           executive capacities within Delaware
                            Accounting                                                     Investments

                                                                                           Chief Financial Officer - Lincoln
                                                                                           National Convertible Securities
                                                                                           Fund, Inc. and Lincoln National
                                                                                           Income Fund, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Michael P. Buckley          Senior Vice                  Vice President/Portfolio          Mr. Buckley has served in various
                            President/Director of        Manager/Senior Municipal Bond     executive capacities within Delaware
                            Municipal Research           Analyst                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Stephen R. Cianci           Senior Vice                  Senior Vice President/Senior      Mr. Cianci has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Robert F. Collins           Senior Vice                  Vice President/Senior Portfolio   Mr. Collins has served in various
                            President/Senior Portfolio   Manager                           executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
George E. Deming            Senior Vice                  Senior Vice President/Senior      Mr. Deming has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Timothy G. Connors          Senior Vice President/Chief  Senior Vice President/Chief       Mr. Connors has served in various
                            Investment Officer - Value   Investment Officer - Value        executive capacities within Delaware
                            Investing                    Investing                         Investments

                                                                                           Senior Vice President/Chief
                                                                                           Investment Officer - Value Investing
                                                                                           of Lincoln National Investment
                                                                                           Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
John B. Fields              Senior Vice                  Senior Vice President/Senior      Mr. Fields has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Brian Funk                  Senior Vice                  Vice President/Senior High Yield  Mr. Funk has served in various
                            President/Senior Research    Analyst                           executive capacities within Delaware
                            Analyst                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Brent C. Garrels            Senior Vice                  Vice President/High Yield Analyst Mr. Garrels has served in various
                            President/Senior Research                                      executive capacities within Delaware
                            Analyst                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Paul Grillo                 Senior Vice                  Vice President/Senior Portfolio   Mr. Grillo has served in various
                            President/Senior Portfolio   Manager                           executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Jonathan Hatcher(2)         Senior Vice                  Senior Vice President/Senior      Mr. Hatcher has served in various
                            President/Senior Research    Research Analyst                  executive capacities within Delaware
                            Analyst                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Carolyn McIntyre(3)         Senior Vice President/Human  None                              Ms. McIntyre has served in various
                            Resources                                                      executive capacities within Delaware
                                                                                           Investments

                                                                                           Senior Vice President/Human
                                                                                           Resources - Lincoln National
                                                                                           Investment Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Francis X. Morris           Senior Vice                  Director, Fundamental             Mr. Morris has served in various
                            President/Director,          Research/Senior Portfolio Manager executive capacities within Delaware
                            Fundamental Research/Senior                                    Investments
                            Portfolio Manager
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Brian L. Murray, Jr.(4)     Senior Vice President/Chief  Chief Compliance Officer          Mr. Murray has served in various
                            Compliance Officer                                             executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Susan L. Natalini           Senior Vice                  None                              Ms. Natalini has served in various
                            President/Global Marketing                                     executive capacities within Delaware
                            & Client Services                                              Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
D. Tysen Nutt(5)            Senior Vice President/Head   Senior Vice President/Head of     Mr. Nutt has served in various
                            of Large Cap Value           Large Cap Value                   executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
David P. O'Connor           Senior Vice President/       Senior Vice President/Associate   Mr. O'Connor has served in various
                            General Counsel/Chief Legal  General Counsel/Assistant         executive capacities within Delaware
                            Officer                      Secretary                         Investments

                                                                                           Vice President/Associate General
                                                                                           Counsel/Assistant Secretary -
                                                                                           Lincoln National Investment
                                                                                           Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
John J. O'Connor            Senior Vice                  Senior Vice President/Treasurer   Mr. O'Connor has served in various
                            President/Investment                                           executive capacities within Delaware
                            Accounting                                                     Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Philip R. Perkins(6)        Senior Vice                  Senior Vice President/Senior      Mr. Perkins has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Timothy L. Rabe             Senior Vice                  Senior Vice President/Senior      Mr. Rabe has served in various
                            President/Senior Portfolio   Portfolio Manager                 executive capacities within Delaware
                            Manager/Head of High Yield                                     Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
James L. Shields            Senior Vice President/Chief  None                              Mr. Shields has served in various
                            Information Officer                                            executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Jeffrey S. Van Harte(7)     Senior Vice President/Chief  Senior Vice President/Chief       Mr. Van Harte has served in various
                            Investment Officer - Focus   Investment Officer - Focus Growth executive capacities within Delaware
                            Growth                                                         Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Gary T. Abrams              Vice President/Senior        None                              Mr. Abrams has served in various
                            Equity Trader                                                  executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Christopher S. Adams        Vice President/Portfolio     Vice President/Portfolio          Mr. Adams has served in various
                            Manager/Senior Equity        Manager/Senior Equity Analyst     executive capacities within Delaware
                            Analyst                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Renee E. Anderson           Vice President/Senior        Vice President/Senior Equity      Ms. Anderson has served in various
                            Equity Analyst II            Analyst II                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Damon J. Andres             Vice President/Senior Fixed  Vice President/Senior Fixed       Mr. Andres has served in various
                            Income Portfolio Manager I   Income Portfolio Manager          executive capacities within Delaware
                                                                                           Investments

                                                                                           Vice President - Lincoln National
                                                                                           Convertible Securities Fund, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Richard E. Biester          Vice President/Equity Trade  None                              Mr. Biester has served in various
                                                                                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Christopher J. Bonavico(8)  Vice President/Senior        Vice President/Senior Portfolio   Mr. Bonavico has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Vincent A. Brancaccio       Vice President/Senior        None                              Mr. Brancaccio has served in various
                            Equity Trader                                                  executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Edward J. Brennan           Vice President/Private       Assistant Vice President/Fixed    Mr. Brennan has served in various
                            Placement Analyst            Income Structural Analyst II      executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Kenneth F. Broad(9)         Vice President/Senior        Vice President/Senior Portfolio   Mr. Broad has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Mary Ellen M. Carrozza      Vice President/Client        Vice President/Client Services    Ms. Carrozza has served in various
                            Services                                                       executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Stephen G. Catricks         Vice President/Equity        Vice President/Equity Analyst II  Mr. Catricks has served in various
                            Analyst II                                                     executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
David F. Connor             Vice President/Deputy        Vice President/Deputy General     Mr. Connor has served as:
                            General Counsel/Secretary    Counsel/Secretary
                                                                                           Vice President/Deputy General
                                                                                           Counsel/Assistant Secretary -
                                                                                           Lincoln National Investment
                                                                                           Companies, Inc.

                                                                                           Secretary - Lincoln National
                                                                                           Convertible Securities Fund, Inc.
                                                                                           and Lincoln National Income Fund,
                                                                                           Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Stephen J. Czepiel          Vice President/Senior Fixed  None                              Mr. Czepiel has served in various
                            Income Trader                                                  executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Joseph F. DeMichele         Vice President/High Grade    None                              Mr. DeMichele has served in various
                            Trading                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Christopher M. Ericksen(10) Vice President/Portfolio     Vice President/Portfolio Manager  Mr. Ericksen has served in various
                            Manager                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Joel A. Ettinger            Vice President/Taxation      Vice President/Taxation           Mr. Ettinger has served in various
                                                                                           executive capacities within Delaware
                                                                                           Investments

                                                                                           Vice President/Taxation - Lincoln
                                                                                           National Investment Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Phoebe W. Figland           Vice President/Investment    Vice President/Investment         Ms. Figland has served in various
                            Accounting                   Accounting                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Joseph Fiorilla             Vice President/Trading       None                              Mr. Fiorilla has served in various
                            Operations                                                     executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Charles E. Fish             Vice President/Senior        None                              Mr. Fish has served in various
                            Equity Trader                                                  executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Clifford M. Fisher(11)      Vice President/Senior Bond   None                              Mr. Fisher has served in various
                            Trader                                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Patrick G. Fortier(12)      Vice President/Senior        Vice President/Senior Portfolio   Mr. Fortier has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Denise A. Franchetti        Vice President/Portfolio     Vice President/Portfolio          Ms. Franchetti has served in various
                            Manager/Municipal Bond       Manager/Municipal Bond Credit     executive capacities within Delaware
                            Credit Analyst               Analyst                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
James A. Furgele            Vice President/Investment    Vice President/Investment         Mr. Furgele has served in various
                            Accounting                   Accounting                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Daniel V. Geatens           Vice President/Investment    Vice President/Investment         Mr. Geatens has served in various
                            Accounting                   Accounting                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Stuart M. George            Vice President/Equity Trader None                              Mr. George has served in various
                                                                                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Barry S. Gladstein          Vice President/Portfolio     Vice President/Equity Analyst     Mr. Gladstein has served in various
                            Analyst                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Brian T. Hannon             Vice President/Senior         Vice President/Senior Portfolio   Mr. Hannon has served in various
                            Portfolio Manager             Manager                           executive capacities within Delaware
                                                                                            Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Lisa L. Hansen(13)          Vice President/Head Trader   Vice President/Head Trader of     Ms. Hansen has served in various
                            of Focus Growth Equity       Focus Growth Equity Trading       executive capacities within Delaware
                            Trading                                                        Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Gregory M. Heywood(14)      Vice President/Senior        Vice President/Senior Research    Mr. Heywood has served in various
                            Research Analyst             Analyst                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Michael E. Hughes           Vice President/Senior        Vice President/Senior Equity      Mr. Hughes has served in various
                            Equity Analyst I             Analyst I                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Jeffrey W. Hynoski          Vice President/Portfolio     Vice President/Portfolio Manager  Mr. Hynoski has served in various
                            Manager                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Jordan L. Irving(15)        Vice President/Senior        Vice President/Senior Portfolio   Mr. Irving has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Cynthia Isom                Vice President/Senior        Vice President/Portfolio Manager  Ms. Isom has served in various
                            Portfolio Manager                                              executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Kenneth R. Jackson          Vice President/Equity        Vice President/Equity Analyst     Mr. Jackson has served in various
                            Analyst                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Andrew Kronschnabel         Vice President/High Grade    None                              Mr. Kronschnabel has served in
                            Trader                                                         various executive capacities within
                                                                                           Delaware Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Roseanne L. Kropp           Vice President/Senior Fund   Vice President/Senior Fund        Ms. Kropp has served in various
                            Analyst II/High Yield        Analyst II/High Yield             executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Nikhil G. Lalvani           Vice President/Senior        Vice President/Senior Equity      Mr. Lalvani has served in various
                            Equity Analyst I             Analyst I                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Steven T. Lampe             Vice President/Portfolio     Vice President/Portfolio Manager  Mr. Lampe has served in various
                            Manager                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Alfio Leone IV              Vice President/High Grade    None                              Mr. Leone has served in various
                            Trader                                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Anthony A. Lombardi(16)     Vice President/Senior        Vice President/Senior Portfolio   Mr. Lombardi has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Charles (Tom) T. McClintic  Vice President/High Yield    None                              Mr. McClintic has served in various
                            Trader                                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Andrew M. McCullagh, Jr.    Vice President/Senior        Vice President/Senior Portfolio   Mr. McCullagh has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Michael S. Morris           Vice President/Portfolio     Vice President/Senior Equity      Mr. Morris has served in various
                            Manager                      Analyst                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Scott Moses                 Vice President/Fixed Income  None                              Mr. Moses has served in various
                            Trader                                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
John R. Murray              Vice President/Senior        None                              Mr. Murray has served in various
                            Equity Analyst                                                 executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Philip O. Obazee            Vice President/Derivatives   Vice President/Derivatives        Mr. Obazee has served in various
                            Manager                      Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Donald G. Padilla           Vice President/Equity        Vice President/Equity Analyst II  Mr. Padilla has served in various
                            Analyst II                                                     executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Daniel J. Prislin(17)       Vice President/Senior        Vice President/Senior Portfolio   Mr. Prislin has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Craig S. Remsen             Vice President/Research      None                              Mr. Remsen has served in various
                            Analyst                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Joseph T. Rogina            Vice President/Equity Trader None                              Mr. Rogina has served in various
                                                                                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Richard Salus               Vice President/Deputy        None                              Mr. Salus has served in various
                            Controller                                                     executive capacities within Delaware
                                                                                           Investments

                                                                                           Vice President/Deputy Controller -
                                                                                           Lincoln National Investment
                                                                                           Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Kevin C. Schildt            Vice President/Senior        Vice President/Senior Research    Mr. Schildt has served in various
                            Municipal Credit Analyst     Analyst                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Richard D. Seidel           Vice President/Assistant     None                              Mr. Seidel has served in various
                            Controller/Manager - Payroll                                   executive capacities within Delaware
                                                                                           Investments

                                                                                           Vice President/Assistant
                                                                                           Controller/Manager - Payroll -
                                                                                           Lincoln National Investment
                                                                                           Companies, Inc.
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Thomas Socha                Vice President/Senior Fixed  Vice President/Senior Fixed       Mr. Socha has served in various
                            Income Analyst               Income Analyst                    executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Brenda L. Sprigman          Vice President/Business      None                              Ms. Sprigman has served in various
                            Manager - Fixed Income                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Matthew J. Stephens         Vice President/Senior High   Vice President/Senior High Grade  Mr. Stephens has served in various
                            Grade Analyst                Analyst                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Michael T. Taggart          Vice President/Facilities &  None                              Mr. Taggart has served in various
                            Administrative Services                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Matthew Todorow(18)         Vice President/Portfolio     Vice President/Portfolio Manager  Mr. Todorow has served in various
                            Manager                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Spencer M. Tullo            Vice President/Fixed Income  None                              Mr. Tullo has served in various
                            Trader                                                         executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Robert A. Vogel, Jr.(19)    Vice President/Senior        Vice President/Senior Portfolio   Mr. Vogel has served in various
                            Portfolio Manager            Manager                           executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Lori P. Wachs               Vice President/Portfolio     Vice President/Portfolio Manager  Ms. Wachs has served in various
                            Manager                                                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
Laura A. Wagner             Vice President/Investment    Vice President/Investment         Ms. Wagner has served in various
                            Accounting                   Accounting                        executive capacities within Delaware
                                                                                           Investments
--------------------------- ---------------------------- --------------------------------- --------------------------------------
James J. Wright             Vice President/Senior        Vice President/Senior Equity      Mr. Wright has served in various
                            Equity Analyst               Analyst                           executive capacities within Delaware
                                                                                           Investments

---------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1)    Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware  Investments Family of Funds.

          (a)(2)    Information with respect to each  officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter         Positions and Offices with Registrant
------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.           General Partner                                None
------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management           Limited Partner                                None
------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers          Limited Partner                                None
------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                        President/Chief Executive Officer              None
------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                       Executive Vice President                       None
------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations               None
------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                     Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                     Officer
------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product           None
                                      Manager/Communications Manager
------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                    Senior Vice President/Head of Retail           None
                                      Investor Services
------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                   Senior Vice President/Senior 529 Plans         None
                                      Product Manager
------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                      Senior Vice President/Human Resources          None
------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                     Officer
------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                      Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                     Counsel/Chief Legal Officer
------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                     Senior Vice President/Eastern Director,        None
                                      Institutional Sales
------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic Sales    None
                                      Manager
------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                         Senior Vice President/Controller/              None
                                      Treasurer/Financial Operations Principal
------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                      Senior Vice President/Chief Information        None
                                      Officer
------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant               None
                                      Relationship Manager
------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager      None
------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                          Vice President/Client Services                 None
------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                 Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                     Counsel/Assistant Secretary
------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                      Vice President/Broker Dealer Operations &      None
                                      Service Support
------------------------------------- ---------------------------------------------- ---------------------------------------------
David F. Connor                       Vice President/Deputy General                  Vice President/Deputy General
                                      Counsel/Assistant Secretary                    Counsel/Secretary
------------------------------------- ---------------------------------------------- ---------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                        Vice President/Taxation
------------------------------------- ---------------------------------------------- ---------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales Manager   None
------------------------------------- ---------------------------------------------- ---------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and          None
                                      Reporting
------------------------------------- ---------------------------------------------- ---------------------------------------------
Josephine O'Brien                     Vice President/RFP Group Manager               None
------------------------------------- ---------------------------------------------- ---------------------------------------------
Robinder Pal                          Vice President/Senior Retail                   None
                                      e-Business/Production Services Manager
------------------------------------- ---------------------------------------------- ---------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications        None
------------------------------------- ---------------------------------------------- ---------------------------------------------
Christian Reimer                      Vice President/529 Plans Product Manager       None
------------------------------------- ---------------------------------------------- ---------------------------------------------
Richard D. Seidel                     Vice President/Assistant                       None
                                      Controller/Assistant Treasurer
------------------------------------- ---------------------------------------------- ---------------------------------------------
Michael T. Taggart                    Vice President/Facilities & Administrative     None
                                      Services
------------------------------------- ---------------------------------------------- ---------------------------------------------
Molly Thompson                        Vice President/Associate Product Management    None
                                      Manager
------------------------------------- ---------------------------------------------- ---------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                      Secretary                                      Counsel/Assistant Secretary
------------------------------------- ---------------------------------------------- ---------------------------------------------

          (b)(1)    Lincoln   Financial   Distributors,   Inc.   (LFD) serves as
                    financial  intermediary  wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2)    Information with respect to each  officer and partner of LFD and the  Registrant  is  provided  below.  Unless  otherwise noted,  the principal  business  address of each officer and partner  of LFD is  2001  Market  Street,  Philadelphia,  PA
                    19103-7055.

--------------------------------------- ---------------------------------------- -------------------------------------
Name and Principal Business Address     Positions and Office with LFD            Positions and Offices with Registrant
--------------------------------------- ---------------------------------------- -------------------------------------
Westley V. Thompson                     President and Chief Executive Officer                      None
--------------------------------------- ---------------------------------------- -------------------------------------
David M. Kittredge                      Senior Vice President                                      None
--------------------------------------- ---------------------------------------- -------------------------------------
William C. Miller                       Senior Vice President                                      None
--------------------------------------- ---------------------------------------- -------------------------------------
Terrance Mullen                         Senior Vice President                                      None
--------------------------------------- ---------------------------------------- -------------------------------------
Donald Roberson                         Senior Vice President                                      None
--------------------------------------- ---------------------------------------- -------------------------------------
David L. Ahrendt(3)                     Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Duane L. Bernt(2)                       Vice President and Treasurer                               None
--------------------------------------- ---------------------------------------- -------------------------------------
Nancy Briguglio                         Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Patrick J. Caulfield(1)                 Vice President and Chief Compliance                        None
                                        Officer
--------------------------------------- ---------------------------------------- -------------------------------------
Daniel P. Hickey(2)                     Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Karina Istvan                           Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Rochelle Krombolz                       Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
William Lamoin                          Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Diane McCarthy                          Vice President, Chief Financial Officer                    None
                                        and Chief Administrative Officer
--------------------------------------- ---------------------------------------- -------------------------------------
Henry Orvin                             Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
James Ryan                              Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Gregory Smith                           Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Marjorie Snelling                       Vice President                                             None
--------------------------------------- ---------------------------------------- -------------------------------------
Marilyn K. Ondecker(3)                  Secretary                                                  None
--------------------------------------- ---------------------------------------- -------------------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103

(2) 1500 Market Street, Philadelphia, PA 19103

(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

          (c)       Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940 and the rules under that  section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of March,
2006.

DELAWARE GROUP EQUITY FUNDS V

By:                 /s/ Jude T. Driscoll
                    Jude T. Driscoll
                        Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

      Signature                         Title                        Date

/s/ Jude T. Driscoll             Chairman/President/Chief         March 28, 2006
Jude T. Driscoll                 Executive Officer (Principal
                                 Executive Officer) and
                                 Trustee

/s/ Thomas L. Bennett     *      Trustee                          March 28, 2006
Thomas L. Bennett

/s/ John A. Fry           *      Trustee                          March 28, 2006
John A. Fry

/s/ Anthony D. Knerr      *      Trustee                          March 28, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth   *      Trustee                          March 28, 2006
Lucinda S. Landreth

/s/ Ann R. Leven          *      Trustee                          March 28, 2006
Ann R. Leven

/s/ Thomas F. Madison     *      Trustee                          March 28, 2006
Thomas F. Madison

/s/ Janet L. Yeomans      *      Trustee                          March 28, 2006
Janet L. Yeomans

/s/ J. Richard Zecher     *      Trustee                          March 28, 2006
J. Richard Zecher

/s/ Michael P. Bishof     *      Senior Vice President/Chief      March 28, 2006
Michael P. Bishof                Financial Officer (Principal
                                 Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit

EX-99.b.            Amended and Restated By-Laws (May 19, 2005)

EX-99.e.1.iii.      Executed Amendment No. 1 (October 31, 2005) to Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99.h.2.i.        Executed  Schedule B (May 19, 2005) to Delaware  Investments
                    Family of Funds Fund Accounting Agreement

EX-99.h.2.ii.       Executed  Amendment  No. 30 (October 31, 2005) to Schedule A
                    to  Delaware  Investments  Family of Funds  Fund  Accounting
                    Agreement

EX-99.h.3.          Form of  Distribution  Expense  Limitation  Letters  between
                    Delaware  Distributors,  L.P. and the Registrant

EX-99.h.4.          Form  of  Investment  Advisory  Expense  Limitation  Letters
                    between Delaware  Management  Company,  a series of Delaware
                    Management Business Trust and the Registrant

EX-99.j.            Consent of Independent  Registered  Public  Accounting  Firm
                    (March 2006)

EX-99.m.4.          Plan under Rule 12b-1 for Class R (May 15, 2003)

EX-99.n.            Plan under Rule 18f-3 (October 31, 2005)

EX-99.p.1.          Code of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.p.2.          Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.          Code  of  Ethics for Lincoln  Financial  Distributors,  Inc.
                    (December 2005)

EX-99.q.            Powers of Attorney (May 18, 2005)